As filed with the Securities and Exchange Commission on April 28, 2020

Registration No. 33-11371

File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 84	☒

(Check appropriate box or boxes)

HEARTLAND GROUP, INC.

(Exact Name of Registrant as Specified in Charter)

790 NORTH WATER STREET, SUITE 1200

MILWAUKEE, WISCONSIN  53202

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code (414) 347-7777

Vinita K. Paul

Heartland Group, Inc.

790 North Water Street, Suite 1200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202	PETER D. FETZER, ESQ. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:  This Post-Effective Amendment No. 82 to the Registration Statement of Heartland Group, Inc. (the “Company”) is being filed to add the Heartland Select Value Fund, Heartland Mid Cap Value Fund, Heartland Value Plus Fund and Heartland Value Fund’s audited financial statements and certain related financial information for the fiscal year ended December 31, 2019 and to make other permissible changes under Rule 485(b).

Consistent Discipline, Fundamental Value

Prospectus

May 1, 2020

Select Value Fund
Share Class	•	Ticker
Investor	•	HRSVX
Institutional	•	HNSVX

Mid Cap Value Fund
Share Class	•	Ticker
Investor	•	HRMDX
Institutional	•	HNMDX

Value Plus Fund
Share Class	•	Ticker
Investor	•	HRVIX
Institutional	•	HNVIX

Value Fund
Share Class	•	Ticker
Investor	•	HRTVX
Institutional	•	HNTVX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Funds’ website at www.heartlandadvisors.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Funds, you can call 1-800-432-7856 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds electronically any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.heartlandadvisors.com.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

This Prospectus contains information you should know about Heartland Group, Inc. (the “Funds,” “Heartland Funds,” or “Heartland”) before you invest.  Unless otherwise stated, the investment objectives discussed in this Prospectus and in the Funds’ Statement of Additional Information may be changed without shareholder approval.

heartland select value fund

INVESTMENT GOAL

The Select Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE SELECT VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Select Value Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25(1)	None
Other Expenses	0.25	0.27
Total Annual Fund Operating Expenses	1.25%	1.02%(2)

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1.  The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(2) Heartland Advisors, Inc. (“Heartland Advisors”) has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets.  Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

EXAMPLE.  This Example is intended to help you compare the cost of investing in the Select Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$127	$396	$686	$1,510
Institutional Class Shares	104	325	563	1,247

Portfolio Turnover

The Select Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the SELECT VALUE FUND

The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value.  The Fund normally invests in companies with market capitalizations in excess of $500 million at the time of purchase.  The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.  The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of Investing in the Select Value Fund

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes.  It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money.  Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

2

HEARTLAND SELECT VALUE FUND

-	Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

○    Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-	SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-	Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

-	Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. The Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I

Select Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
4th Quarter of 2010.....13.58%	3rd Quarter of 2011…..-18.84%

3

HEARTLAND SELECT VALUE FUND

TABLE II

Select Value Fund - Average Annual Total Returns [for the periods ended 12/31/19]

One Year	Five Years	Ten Years	Lifetime (since 10-11-1996)

INVESTOR CLASS SHARES:
Return Before Taxes	18.59%	7.73%	9.74%	10.06%
Return After Taxes on Distributions	17.09	4.94	7.56	8.68
Return After Taxes on Distributions and Sale of Fund Shares	12.01	5.70	7.65	8.46
Institutional CLASS SHARES:
Return Before Taxes	18.91	7.99	10.05	10.22
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	26.26	8.20	11.71	8.87

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and/or its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Investment Advisor

Heartland Advisors serves as the investment advisor to the Select Value Fund.

Portfolio Managers

The Select Value Fund is managed by a team of investment professionals, which consists of William (“Will”) R. Nasgovitz, Colin P. McWey and Troy W. McGlone.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Select Value Fund since May 2006. Mr. Will Nasgovitz is the Chief Executive Officer and a Director of Heartland Advisors and Chief Executive Officer, President and a Director of Heartland Funds.

Mr. McWey has served as a Portfolio Manager of the Select Value Fund since February 2015. Mr. McWey is a Vice President of Heartland Advisors.

Mr. McGlone has served as a Portfolio Manager of the Select Value Fund since January 2020. Mr. McGlone is a Vice President of Heartland Advisors.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 14 of this Prospectus.

4

Heartland mid cap value fund

INVESTMENT GOAL

The Mid Cap Value Fund seeks long-term capital appreciation and modest current income.

FEES AND EXPENSES OF THE MID CAP VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25(1)	None
Other Expenses(3)	0.36	0.32
Total Annual Fund Operating Expenses	1.36%	1.07%
Fee Waiver and/or Expense Reimbursement	-0.26	-0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.10%	0.85%

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(2) Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland Group, Inc., on behalf of the Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least May 1, 2022, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

(3) On March 16, 2020, the Fund acquired the assets of the ALPS | WMC Research Value Fund, a series of Financial Investors Trust. Accordingly, Other Expenses are based on estimates for the current fiscal year after giving effect to this transaction.

Example. This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the previous table is reflected through May 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$112	$378	$693	$1,587
Institutional Class Shares	87	295	546	1,264

Portfolio Turnover

The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies OF THE MID CAP VALUE FUND

Under normal circumstances, at least 80% of the Mid Cap Value Fund’s net assets are invested in equity securities of mid-capitalization companies. For purposes of this test, Heartland Advisors considers securities in the market capitalization range of the Russell Midcap® Index as mid-capitalization companies. As of May 10, 2019, the market capitalization range of the companies in the Russell Midcap® Index was $2.4 billion to $35.5 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 30 to 60) of mid-capitalization equity securities selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

5

HEARTLAND MID CAP VALUE FUND

Principal Risks OF THE MID CAP VALUE FUND

The Mid Cap Value Fund is designed for investors who seek long-term capital appreciation from mid-capitalization stocks that may produce modest dividend income to the Fund. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Mid Cap Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	SMALL FUND Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

-	Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

○	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-	SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-	Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

-	Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. The Fund’s share price will fluctuate.

Past PeRformance

The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

6

HEARTLAND MID CAP VALUE FUND

TABLE I

Mid cap Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
3rd Quarter of 2019…..13.21%	4th Quarter of 2018…..-13.41%

TABLE II

mid cap Value Fund - Average Annual Total Returns [for the periods ended 12/31/19]

	One Year	Five Years	Lifetime (since 10-31-2014)
INVESTOR CLASS SHARES:
Return Before Taxes	25.30%	8.17%	8.23%
Return After Taxes on Distributions	24.64	7.06	7.14
Return After Taxes on Distributions and Sale of Fund Shares	15.45	6.21	6.27
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	25.58	8.43	8.51
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	27.06	7.62	7.88

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

Investment Advisor

Heartland Advisors serves as the investment advisor to the Fund.

Portfolio Managers

The Fund is managed by a team of investment professionals, which consists of Colin P. McWey and William (“Will”) R. Nasgovitz.

Mr. McWey has served as a Portfolio Manager of the Mid Cap Value Fund since its inception in October 2014. Mr. McWey is a Vice President of Heartland Advisors.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Mid Cap Value Fund since February 2015. Mr. Will Nasgovitz is the Chief Executive Officer and a Director of Heartland Advisors and Chief Executive Officer, President and a Director of Heartland Funds.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 14 of this Prospectus.

7

HEARTLAND VALUE PLUS FUND

Investment Goal

The Value Plus Fund seeks long-term capital appreciation and modest current income.

FEES AND EXPENSES OF THE VALUE PLUS FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Plus Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25(1)	None
Other Expenses	0.24	0.28
Total Annual Fund Operating Expenses	1.19%	0.98%(2)

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1.  The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(2) Heartland Advisors, Inc. (“Heartland Advisors”) has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets.  Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

Example. This Example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$121	$378	$654	$1,442
Institutional Class Shares	100	312	541	1,200

Portfolio Turnover

The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Value Plus Fund

The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization equity securities selected on a value basis.  A majority of its assets are generally invested in dividend-paying common stocks.  The Fund primarily invests in companies with market capitalizations between $250 million and $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.  The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of Investing in the Value Plus Fund

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income to the Fund.  It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.  Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

8

HEARTLAND VALUE PLUS FUND

-

Sector Risk.  Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

○	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-

Value-Style Investing Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-

SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets.  The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-

Limited Portfolio Risk.  As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions.  This generally will increase the volatility of the Fund’s NAV and investment return.

-

Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.  It is not designed to be a complete investment program, and while you may make money, you can also lose money.  The Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund.  Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years.  Table II shows how the Fund’s average annual total returns compare to those of a securities market index.  Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class.  Past performance (before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I

Value PLUS Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
4th Quarter of 2016…..17.36%	3rd Quarter of 2011…..-22.84%

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HEARTLAND VALUE PLUS FUND

TABLE II

Value plus Fund - Average Annual Total Returns [for the periods ended 12/31/19]

	One Year	Five Years	Ten Years	Lifetime (since 10-26-1993)
INVESTOR CLASS SHARES:
Return Before Taxes	26.02%	4.71%	8.33%	9.84%
Return After Taxes on Distributions	25.58	4.14	7.43	8.59
Return After Taxes on Distributions and Sale of Fund Shares	15.71	3.55	6.68	8.10
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	26.29	4.92	8.59	9.96
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39	6.99	10.56	9.68

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.  The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

Investment Advisor

Heartland Advisors serves as the investment advisor to the Value Plus Fund.

Portfolio Managers

The Value Plus Fund is managed by a team of investment professionals, which consists of Bradford A. Evans and Andrew J. Fleming.

Mr. Evans has served as a Portfolio Manager of the Value Plus Fund since May 2006.  Mr. Evans is a Senior Vice President of Heartland Advisors.

Mr. Fleming has served as a Portfolio Manager of the Value Plus Fund since February 2016.  Mr. Fleming is a Vice President of Heartland Advisors.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 14 of this Prospectus.

10

HEARTLAND VALUE FUND

Investment Goal

The Value Fund seeks long-term capital appreciation through investing in small companies.

FEES AND EXPENSES OF THE VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25(1)	None
Other Expenses	0.10	0.17
Total Annual Fund Operating Expenses	1.10%	0.92%(2)

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1.  The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(2) Heartland Advisors, Inc. (“Heartland Advisors”) has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets.  Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

Example. This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$112	$350	$606	$1,339
Institutional Class Shares	94	293	509	1,130

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies of the Value Fund

The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than $2.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $300 million at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.  The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of investing in the value fund

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks.  It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money.  Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

11

heartland value fund

-	Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

o	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-	SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-	Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. The Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I

Value Fund - Investor Class Shares - Year-by-Year Total Returns

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heartland value fund

TABLE II

Value Fund - Average Annual Total Returns [for the periods ended 12/31/19]

	One Year	Five Years	Ten Years	Lifetime (since 12-28-1984)
INVESTOR CLASS SHARES:
Return Before Taxes	17.96%	3.06%	7.27%	11.25%
Return After Taxes on Distributions	17.10	1.74	5.73	9.44
Return After Taxes on Distributions and Sale of Fund Shares	11.23	2.24	5.68	9.34
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	18.14	3.23	7.45	11.32
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39	6.99	10.56	10.90

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and/or its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Investment Advisor

Heartland Advisors serves as the investment advisor to the Value Fund.

Portfolio Managers

The Value Fund is managed by a team of investment professionals, which consists of William (“Bill”) J. Nasgovitz and William (“Will”) R. Nasgovitz.

Mr. Bill Nasgovitz has been a Portfolio Manager of the Value Fund since commencement of its operations in 1984. Mr. Bill Nasgovitz is the Chairman of Heartland Advisors.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Value Fund since May 2019. Mr. Will Nasgovitz is the Chief Executive Officer and a Director of Heartland Advisors and Chief Executive Officer, President and a Director of Heartland Funds.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 14 of this Prospectus.

13

Purchase and sale of Fund shares

Each Fund imposes minimum purchase requirements for initial investments in its shares. The table below shows the initial minimum purchase requirements that apply if you purchase Investor Class Shares directly from a Fund.

	Regular Account(1)	IRA Account	Coverdell Education Savings Account (“ESA”)
Select Value Fund	$1,000	$500	$500
Mid Cap Value Fund	1,000	500	500
Value Plus Fund	1,000	500	500
Value Fund	1,000	500	500

(1)	Regular Accounts include joint accounts, individual accounts, custodial accounts, trust accounts, and corporate accounts. The minimum initial investment is waived when an account is established with an automatic investment plan.

The minimum purchase requirement for an initial investment in Institutional Class Shares, including for IRAs, is $500,000. This minimum may be waived for certain accounts.

Subsequent purchases of Investor Class and Institutional Class Shares, other than through reinvestment of distributions or an automatic investment plan, must be for a minimum of $100.

Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within a single Fund. Each Fund may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties.

You may redeem your shares in any of the following ways:

By Mail

Please mail your redemption instructions to Heartland Funds at the appropriate address below.

via U.S. Postal Service Heartland Funds PO Box 177 Denver, CO 80201-0177	via Express Courier Heartland Funds c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

By Telephone

Call a Heartland Funds representative toll-free at 1-800-432-7856 to request your redemption (certain redemption requests for IRA or Coverdell ESA accounts must be in writing; see “Redeeming Shares Generally” for more information).

By Internet

You may redeem shares by accessing your account online at heartlandadvisors.com.

By Systematic Withdrawal

Call a Heartland Funds representative toll-free at 1-800-432-7856 to request an Account Maintenance Form to add a systematic withdrawal plan to your account.

Tax information

The Funds intend to make distributions, which may be subject to federal, state, and local taxes as ordinary income or long-term capital gains, or a combination of the two.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), Heartland Funds, Heartland Advisors, the Funds’ distributor, or any of their respective affiliates may pay the intermediary for the sale of a Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the Funds over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

14

MANAGEMENT OF THE FUNDS

HEARTLAND GROUP

Each Fund is a series of Heartland Group, Inc. (“Heartland,” “Heartland Funds,” or the “Funds”). Each of the Investor Class and Institutional Class Shares of the Funds offered by this Prospectus are “no-load.” Only Investor Class and Institutional Class Shares of the Funds have been authorized at this time.

Under applicable law, the Board of Directors is responsible for management of Heartland and provides broad supervision over its affairs. The Board delegates day-to-day responsibility for the management of the Funds to Heartland’s officers. The Board meets regularly to review the Funds’ investments, performance, and expenses. It elects the officers of Heartland and hires the Funds’ service providers, including the Funds’ investment advisor, transfer agent, and distributor. As a matter of policy, Heartland requires that 75% of its Board members and the Chairman of the Board be independent of the Funds’ investment advisor, transfer agent, and distributor.

Heartland, Heartland Advisors, and ALPS Distributors, Inc. (Heartland’s distributor), each has adopted a code of ethics designed to ensure, among other things, that the interests of Fund shareholders take precedence over the personal interests of its directors, officers, and employees. Under their respective codes, personal investment activities are subject to limitations designed to avoid both actual and perceived conflicts of interest with the investment activities of the Funds.

HEARTLAND ADVISORS

Founded in 1983 by William (“Bill”) J. Nasgovitz, Heartland Advisors is an independent firm owned by its employees through Heartland Holdings, Inc. Its principal offices are located at, and its mailing address is, 790 North Water Street, Suite 1200, Milwaukee, Wisconsin 53202.

As of March 31, 2020, Heartland Advisors had approximately $1.0 billion of assets under its discretionary management. Heartland Advisors manages the Funds’ investments subject to the authority of and supervision by the Heartland Funds’ Board of Directors. Heartland Advisors serves as the investment advisor to all series of Heartland Funds, and also provides investment management services for individuals, institutions, other investment advisors and retirement plans. Heartland Advisors also provides various administrative services to the Funds.

PORTFOLIO MANAGERS

Select Value Fund. The Select Value Fund is managed by a team of investment professionals, which consists of William (“Will”) R. Nasgovitz, Colin P. McWey and Troy W. McGlone. The team jointly develops and implements investment strategies for the Select Value Fund. While decisions are generally made by consensus, as the lead portfolio manager, Mr. Will Nasgovitz exercises final discretion in the event of any conflict.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Select Value Fund since May 2006, the Mid Cap Value Fund since February 2015, and the Value Fund from February 2009 to April 2013, and again since May 2019. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. He previously served as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. He is the Chief Executive Officer and a Director of Heartland Advisors. He has served as Chief Executive Officer of Heartland since May 2012 and as President and a Director of Heartland since January 2020. Prior to joining Heartland Advisors, Mr. Will Nasgovitz was a Senior Research Associate with Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, Chairman of Heartland Advisors and Portfolio Manager of the Value Fund.

Mr. McWey, a Chartered Financial Analyst (“CFA”), has served as a Portfolio Manager of the Select Value Fund since February 2015. He has been a Portfolio Manager for the Mid Cap Value Fund since its inception in October 2014 and for advisory clients of Heartland Advisors since 2010, after serving as a Research Analyst since 2009. Mr. McWey currently holds the position of Vice President, Director of Equity Research, and Portfolio Manager with Heartland Advisors. Prior to joining Heartland Advisors, Mr. McWey had been with Banc of America Securities from 2001 to 2009.

Mr. McGlone, CFA, has served as a Portfolio Manager of the Select Value Fund since January 2020. He has been a Portfolio Manager for advisory clients of Heartland Advisors since 2019, after serving as a Research Analyst since 2014. Mr. McGlone currently holds the position of Vice President and Portfolio Manager with Heartland Advisors. Prior to joining Heartland Advisors, Mr. McGlone had been with Stark Investments from 2006 to 2012.

MID CAP Value Fund. The Mid Cap Value Fund is managed by a team of investment professionals, which consists of Colin P. McWey and Will R. Nasgovitz. The team jointly develops and implements investment strategies for the Mid Cap Value Fund. While decisions are generally made by consensus, as the lead portfolio manager, Mr. McWey exercises final discretion in the event of any conflict.

Mr. McWey, a Chartered Financial Analyst (“CFA”), has served as a Portfolio Manager of the Mid Cap Value Fund since its inception in October 2014 and has served as a Portfolio Manager of the Select Value Fund since February 2015. He has been a Portfolio Manager for advisory clients of Heartland Advisors since 2010, after serving as a Research Analyst since 2009. Mr. McWey currently holds the position of Vice President, Director of Equity Research, and Portfolio Manager with Heartland Advisors. Prior to joining Heartland Advisors, Mr. McWey had been with Banc of America Securities from 2001 to 2009.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Mid Cap Value Fund since February 2015, the Select Value Fund since May 2006, and the Value Fund from February 2009 to April 2013, and again since May 2019. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. He previously served as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. He is the Chief Executive Officer and a Director of Heartland Advisors. He has served as Chief Executive Officer of Heartland since May 2012 and as President and a Director of Heartland since January 2020. Prior to joining Heartland Advisors, Mr. Will Nasgovitz was a Senior Research Associate with Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, Chairman of Heartland Advisors and Portfolio Manager of the Value Fund.

15

MANAGEMENT OF THE FUNDS

Value Plus Fund. The Value Plus Fund is managed by a team of investment professionals, which consists of Bradford A. Evans and Andrew J. Fleming. The team jointly develops and implements investment strategies for the Value Plus Fund. While decisions are generally made by consensus, as the lead portfolio manager, Mr. Evans exercises final discretion in the event of any conflict.

Mr. Evans, a Chartered Financial Analyst (“CFA”), has served as a Portfolio Manager of the Value Plus Fund since May 2006. He also served as a Portfolio Manager of the Value Fund from June 2004 to August 2015. Mr. Evans is a Senior Vice President and Portfolio Manager for Heartland Advisors and serves as a Portfolio Manager for Heartland Advisors’ advisory clients. He served as Director of Equity Research at Heartland Advisors from 2011 to 2016. He rejoined the firm in June 2004 after serving as Vice President and Research Analyst for High Rock Capital, LLC from April 2001 to June 2004. He had previously been employed by Heartland Advisors from January 1996 to April 2001, first as a Research Associate and then as a Research Analyst.

Mr. Fleming, a Chartered Financial Analyst (“CFA”), has served as a Portfolio Manager of the Value Plus Fund since February 2016. He has been a Portfolio Manager for advisory clients of Heartland Advisors since August 2015, after serving as a Research Analyst since 2012. Mr. Fleming currently holds the position of Vice President and Portfolio Manager with Heartland Advisors. Prior to joining Heartland Advisors, Mr. Fleming was an Associate with McKinley Reserve, an investment firm, from 2006 to 2010.

Value Fund. The Value Fund is managed by a team of investment professionals, which consists of Bill J. Nasgovitz and Will R. Nasgovitz. The team jointly develops and implements investment strategies for the Value Fund. While decisions are generally made by consensus, as the lead portfolio manager, Mr. Bill Nasgovitz exercises final discretion in the event of any conflict.

Mr. Bill Nasgovitz has been a Portfolio Manager of the Value Fund since commencement of its operations in 1984. Mr. Bill Nasgovitz also serves as Portfolio Manager for advisory clients. He is the Chairman of Heartland Advisors.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Value Fund from February 2009 to April 2013, and again since May 2019, the Mid Cap Value Fund since February 2015, and the Select Value Fund since May 2006. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. He previously served as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. He is the Chief Executive Officer and a Director of Heartland Advisors. He has served as Chief Executive Officer of Heartland since May 2012 and as President and a Director of Heartland since January 2020. Prior to joining Heartland Advisors, Mr. Will Nasgovitz was a Senior Research Associate with Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, Chairman of Heartland Advisors and Portfolio Manager of the Value Fund.

The Statement of Additional Information (“SAI”) for the Funds provides additional information about the Portfolio Managers’ compensation, other accounts they manage, and their ownership of Fund shares.

CFA is a registered trademark owned by the CFA Institute.

Fund Ownership by Employees of Heartland Advisors. As of December 31, 2019, employees of Heartland Advisors, including the Portfolio Managers of the Funds, had approximately $29 million invested across all of the Funds, which includes shares held directly and in retirement accounts. Heartland’s independent directors are also invested in the Funds. Please see the SAI for more details.

Management Fee and Expense Limitation. For Heartland Advisors’ investment management services, each of the Funds pays an annual fee, accrued daily and paid monthly, computed as a percentage of the Fund’s average daily net assets. For the fiscal year ended December 31, 2019, Heartland Advisors was entitled to receive from each Fund an investment advisory fee equal to a percentage of the particular Fund’s daily net assets:

Fund	Advisory Fee %
Select Value Fund	0.75 0.70	(on the average daily net assets up to $1 billion) (on the average daily net assets in excess of $1 billion)
Mid Cap Value Fund	0.75
Value Plus Fund	0.70
Value Fund	0.75

The following table reflects the investment advisory fee paid by each Fund as a percentage of the particular Fund’s average daily net assets, during the fiscal year ended December 31, 2019, after taking into effect breakpoints and/or waivers by Heartland Advisors during the year.

Fund	Advisory Fee received %
Select Value Fund	0.75
Mid Cap Value Fund	0.00
Value Plus Fund	0.70
Value Fund	0.75

Each Fund is responsible for its own operating expenses.

16

MANAGEMENT OF THE FUNDS

Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland Funds, on behalf of the Mid Cap Value Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Mid Cap Value Fund to ensure that the Mid Cap Value Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for Investor Class Shares and 0.85% for Institutional Class Shares through at least May 1, 2022, and subject to the annual renewal of the agreement by the Board of Directors, thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors. Waivers and reimbursements have the effect of lowering the Mid Cap Value Fund’s overall expense ratio and increasing the Mid Cap Value Fund’s overall return to investors.

Heartland Advisors has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Select Value, Value Plus and Value Funds, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a  ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice. Waivers and reimbursements have the effect of lowering a Fund’s overall expense ratio and increasing the Fund’s overall return to investors.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements of the Funds is available in Heartland’s most recent Semiannual Report to Shareholders for the period ended June 30.

17

PRINCIPAL investment strategies and investment risks

THE HEARTLAND INVESTMENT PHILOSOPHY

At Heartland, value investing is our passion and sole focus. We relentlessly seek value, analyzing overlooked and unpopular stocks, which we believe sell at significant discounts to their true worth. This discount is a means to achieve potential appreciation while potentially limiting downside risk.

HEARTLAND’S 10 PRINCIPLES OF VALUE INVESTING™

We define “value” according to our proprietary 10 Principles of Value Investing™. For all Heartland Funds, we use the time-tested process to routinely evaluate the stocks we consider for purchase or sale against these distinct criteria:

1. Catalyst for Recognition

We look beyond simply discovering undervalued stocks. We identify specific catalysts that we believe will cause a stock’s price to rise, closing the gap between a current stock price and the company’s true worth.

2. Low Price in Relation to Earnings

Historically, low Price/Earnings stocks have outperformed the overall market and provided investors with less downside risk relative to other equity investment strategies.

3. Low Price in Relation to Cash Flow

Strong cash flows give a company greater financial flexibility. In the hands of capable management, it can be the foundation for stronger earnings and, in turn, higher stock prices.

4. Low Price in Relation to Book Value

Book value is a company’s total assets minus liabilities. We believe low Price/Book Value stocks offer investors potential downside risk protection. It often suggests sentiment about a stock or sector is overly negative.

5. Financial Soundness

We prefer investing in companies that are not encumbered by long-term debt. During difficult periods, such low-debt companies are able to direct cash flow to investments in operations, not interest expense.

6. Positive Earnings Dynamics

We favor companies with improving earnings and upwardly trending estimates, as earnings tend to drive stock prices.

7. Sound Business Strategy

We meet with hundreds of senior executives to understand and evaluate their strategy. It is also typical for us to speak with customers, suppliers, and competitors.

8. Capable Management and Insider Ownership

Meaningful and increasing stock ownership by company officers and directors can be tangible evidence of their personal commitment, and aligns their long-term interest with the shareholders’ interest.

9. Value of the Company

We endeavor to appraise the intrinsic value, or private market value, of each portfolio company. Our goal is to make investments at a significant discount to our estimates of true value.

10. Positive Technical Analysis

Technical analysis is a tool useful for avoiding stocks that may already be subject to speculation. We are attracted to stocks that have “bases,” trading within a narrow price range which has typically followed a down trend, or bear market.

Although the Heartland Funds use the same evaluation criteria in selecting securities for their portfolios, they do not necessarily own the same securities. The Funds have different investment objectives and principal strategies that cause the holdings to differ. The Funds also have different Portfolio Managers who exercise independent judgment.

Investment Goals and Principal Strategies

The investment goals and principal investment strategies unique to each Fund are set forth below.

heartland SELECT VALUE FUND

INVESTMENT GOAL. The Select Value Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed by Heartland’s Board of Directors upon notice to shareholders, but without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE SELECT VALUE FUND. The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. The Fund normally invests in companies with market capitalizations in excess of $500 million at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

PRINCIPAL RISKS OF INVESTING IN THE SELECT VALUE FUND. The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline. At times, the Fund may invest in stocks of small or mid-sized companies, which are generally more volatile and less liquid than stocks of larger, more established companies.

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

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PRINCIPAL investment strategies and investment risks

As the Select Value Fund invests in a limited number of stocks (generally 40 to 60), a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s share price and investment return.

heartland MID CAP VALUE FUND

INVESTMENT GOAL. The Mid Cap Value Fund seeks long-term capital appreciation and modest current income. The Fund’s investment goal may be changed by Heartland’s Board of Directors upon notice to shareholders, but without shareholder approval.

Principal Investment Strategies of the MID CAP VALUE FUND. Under normal circumstances, at least 80% of the Mid Cap Value Fund’s net assets are invested in equity securities of mid-capitalization companies. For purposes of this test, Heartland Advisors considers securities in the market capitalization range of the Russell Midcap® Index as mid-capitalization companies. As of May 10, 2019, the market capitalization range of the companies in the Russell Midcap® Index was $2.4 billion to $35.5 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 30 to 60) of mid-capitalization equity securities selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

Principal Risks of Investing in the MID CAP VALUE FUND. The principal risk of investing in the Mid Cap Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline. The Fund invests in stocks of mid-sized companies, which may be more volatile and less liquid than stocks of larger, more established companies.

The Mid Cap Value Fund is designed for investors who seek long-term capital appreciation from mid-capitalization stocks that may produce modest dividend income to the Fund. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

As the Fund invests in a limited number of common stocks (generally 30 to 60), a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s share price and investment return.

heartland Value Plus Fund

INVESTMENT GOAL. The Value Plus Fund seeks long-term capital appreciation and modest current income. The Fund’s investment goal may be changed by Heartland’s Board of Directors upon notice to shareholders, but without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND. The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization equity securities selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks. The Fund primarily invests in companies with market capitalizations between $250 million and $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

PRINCIPAL RISKS OF INVESTING IN THE VALUE PLUS FUND. The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income to the Fund. It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The Fund invests in a limited number of stocks (generally 40 to 70). Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s share price and investment return.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. There is no assurance that the income-producing features of the securities in which the Fund invests will reduce the risks associated with investing in small companies or the Fund’s volatility.

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heartland Value Fund

INVESTMENT GOAL. The Value Fund seeks long-term capital appreciation through investing in small companies. The Fund’s investment goal may be changed by Heartland’s Board of Directors upon notice to shareholders, but without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND. The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than $2.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $300 million at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND. The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. The Value Fund may hold a significant number of investments in small company securities, where the Fund holds more than 5% of the outstanding voting securities of the issuer.

principal investment risks OF THE FUNDS

SMALL FUND Risk. There can be no assurance that the Mid Cap Value Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund. The timing of any liquidation may not be favorable to certain individual shareholders. While such risk may apply to funds of any size, such risk is heightened in funds with fewer assets under management.

Management Risk. The ability of a Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund. The value of your investment in a Fund may vary with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

GENERAL MARKET RISK; RECENT MARKET EVENTS. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the recent coronavirus outbreak. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various, unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you hold common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

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Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

Limited Portfolio Risk. As the Select Value, Mid Cap Value, and Value Plus Funds invest in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on a Fund’s NAV and performance than would be the case if it held more positions. This generally will increase the volatility of a Fund’s NAV and investment return.

SMALLER COMPANY SECURITIES risk. Equity securities of the smaller companies in which the Funds may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions. Smaller companies may have lower revenues, limited product lines, less management depth, and a lower share of the market for their products or services as compared to larger companies, any or all of which could give rise to their greater risk. A significant percentage of the outstanding shares of a smaller company may also be held by management of the company, which could cause management to have a greater influence over actions requiring shareholder approval. A Fund’s position in securities of a smaller company may be substantial in relation to the public market for such securities. As a result, it may be difficult at times for a Fund to dispose of such securities at prevailing market prices in order to meet redemptions or other cash needs. The risks of investing in smaller companies generally increase as the size of the companies decreases.

The following table shows the median and weighted average market capitalizations as of December 31, 2019, for the companies whose equity securities are owned by the Funds and for the companies included in the indices that are benchmarks for each of those Funds.

Market Capitalization of Equity Securities Held by the Funds

(as of 12/31/19)

	Median (in Millions)	Weighted Average (in Millions)
Select Value Fund	$9,003	$82,273
Russell 3000® Value Index	1,649	122,069
Mid Cap Value Fund	8,015	12,783
Russell Midcap® Value Index	8,039	15,763
Value Plus Fund	1,818	2,373
Value Fund	628	2,156
Russell 2000® Value Index	715	2,179

SEctor risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of each Fund’s overall investment portfolio than other sectors. In particular, each Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if they were invested in a wider variety of companies in unrelated sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on a Fund than on a fund with less weighting in that sector.

TEMPORARY POSITIONS

Under adverse market, economic, political, or other conditions, each Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, corporate debt securities, variable rate demand notes, government securities, and repurchase agreements. In addition, the Funds may invest in such temporary investments under conditions when Heartland Advisors is unable to identify attractive investment opportunities. Each Fund may temporarily invest in fixed income securities of any duration. Temporary investments in liquid reserves are not required, and may not be possible because of market conditions. Such investments also might prevent a Fund from achieving its investment objective, and from participating in market advances or declines to the same extent that it would if the Fund remained more fully invested. The level of liquid reserves across the Funds may vary significantly due to differences in investment judgments made by the Portfolio Managers.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate indicates changes in its portfolio of securities and will vary year to year, as well as within a year. Each Fund may engage in short-term trading if Heartland Advisors anticipates the expected benefits to exceed the transaction costs. Portfolio turnover may also be affected by the sale of portfolio securities to meet cash requirements for redemption of shares of a Fund. High portfolio turnover could result in increases in transaction costs, generate realized capital gains that would be taxable to shareholders when distributed, and adversely affect a Fund’s performance.

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PORTFOLIO HOLDINGS

A description of Heartland’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund’s share price will fluctuate.

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In addition to the principal investment strategies discussed above in this Prospectus, each Fund may engage in other non-principal investment strategies discussed below and in the SAI. Unless otherwise stated, investment policies and limitations set forth below and elsewhere in this Prospectus or the SAI that are described in terms of percentages apply at the time a security is purchased.

Change or Influence Control over Portfolio Companies. As a passive investor in a portfolio company, each Fund may communicate its views as a shareholder on matters of policy to the company’s management, board of directors, and other shareholders when a policy may affect the value of the Fund’s investment. In addition, each of the Funds may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management. For example, a Fund might take steps: (a) to actively support, oppose, or influence a company’s decision-making; (b) to seek changes in a company’s management or board of directors; (c) to seek to effect the sale of all or some of a company’s assets; (d) to vote to participate in or oppose a takeover of a portfolio company or an acquisition by a portfolio company; or (e) to serve as lead plaintiff in a matter related to a portfolio company. A Fund would engage in such activities in an effort to protect and maximize the value of its investment on behalf of the Fund’s shareholders. The extent to which a Fund might invest for purposes of changing or influencing control of management would depend, among other things, on facts and circumstances specific to the issuer, as well as general market conditions.

Investing for purposes of changing or influencing control of management could result in additional expenses to a Fund, including expenses associated with operational or regulatory requirements and the ongoing cost of potential litigation. It could also restrict a Fund’s ability to freely dispose of the securities of a portfolio company with respect to which it is deemed to be investing to effect control, which might adversely affect the Fund’s liquidity as well as the sale price of those securities. A Fund’s ability to vote the proxies of the company’s securities could also be restricted. Finally, greater public disclosure is required regarding a Fund’s investment and trading strategies in regulatory filings relating to such securities.

It is expected that a Fund would make investments for purposes of changing or influencing control only on a selective basis when Heartland Advisors believes it would be in the best interests of the Fund and its shareholders.

Illiquid Securities. No Fund will purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities as defined in accordance with Securities and Exchange Commission (“SEC”) requirements.

Securities issued in Pipe transactions. Each Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Foreign INVESTING RISK. Each Fund may invest in foreign companies (including Depositary Receipts) traded both within and outside of the United States. Investments in foreign companies may be subject to certain risks in addition to those normally associated with domestic stocks. These risks are greater with respect to companies domiciled in developing and emerging countries.

Such risks include adverse political and economic developments or social instability; the imposition of foreign withholding taxes or exchange controls; expropriation or nationalization; currency blockage (which could prevent cash from being brought back to the United States); the impact of exchange rate and foreign currency fluctuations on the market value of foreign securities; more limited availability of public information regarding security issuers; the degree of governmental supervision regarding securities markets; different accounting, auditing, and financial standards; and difficulties in enforcing legal rights (particularly with regard to depositary receipts in which the holders may not have the same rights as shareholders).

Moreover, brokerage commissions, fees for custodial services, and other costs related to securities traded on foreign markets generally are greater than in the United States. Foreign securities markets have the potential for less liquidity and more volatility than United States securities markets. Such markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to settle certain trades. The inability to sell a portfolio security due to settlement problems could result either in a loss to the Fund if the value of the portfolio security subsequently declined or, if the Fund had entered into a contract to sell the security, could result in possible claims against the Fund.

Initial Public Offerings. Each Fund may purchase equity securities in initial public offerings (“IPOs”). Such investments may have a magnified performance impact on a Fund due to the typical price volatility of securities sold in IPOs. Investments in IPOs also involve the risks that an active trading market may not develop or be sustained for the securities, that the issuer may not have a significant operating history, or that the issuer may not meet market expectations.

Futures and Options. Each Fund may engage in transactions in options, futures, and options on futures contracts to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to acquire. Each Fund may also engage in such transactions to protect against exposure to interest rate changes. Finally, each Fund may use these instruments to enhance total return or to invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investments.

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Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Heartland Advisors’ attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund was unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

A Fund’s use of options, futures, and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Each Fund is limited to 5% of its liquidation value for initial margin and premium amounts, or to an aggregate net notional value of commodity interests that does not exceed 100% of the liquidation value of its portfolio, in each case after taking into account unrealized profits and losses on futures, options, or swaps positions considered non-bona fide hedging under regulations of the Commodities Future Trading Commission.

Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock Risk. A preferred stock has a blend of the characteristics of bonds and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets or both after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or discontinued by the issuer.

Debt Securities. Each Fund may invest in debt securities, such as notes and bonds, that meet the Fund’s investment criteria. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

HIGH-YIELD DEBT SECURITIES. Each Fund’s investment program permits it to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by Heartland Advisors to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal.

When-Issued and Delayed-Delivery Securities; Forward Commitments. Each Fund may purchase securities on a when-issued or delayed-delivery basis, and may purchase forward commitments. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the purchase date. Each Fund may purchase securities in this manner in order to secure a potentially advantageous price and yield, but the value of the security could change before settlement. Therefore, although a Fund will make such commitments only with the intention of actually acquiring the securities, it may sell the securities before settlement if it is deemed advisable for investment reasons. When-issued or delayed-delivery securities may sometimes be purchased on a “dollar roll” basis, meaning that a Fund will sell securities with a commitment to purchase similar, but not identical, securities at a future date. Dollar rolls are engaged in when Heartland Advisors believes securities similar to those sold can be purchased a short time later at a lower price.

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Cybersecurity risk. The computer systems, networks and devices used by Heartland and its service providers employ a variety of protections designed to protect damage or interruption from computer viruses, network and computer failures and cyber attacks. Despite such protections, systems, networks and devices potentially can be breached. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of corrupting data, or causing operational disruption, as well as denial-of-service attacks on websites. Cyber incidents may cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Heartland or service providers to trade, violations of privacy and other laws, regulatory fines, reputational damage, reimbursement costs and additional compliance costs, as well as the inadvertent release of confidential information. Cybersecurity risks are enhanced during periods of business disruption, particularly during periods of long business disruptions that require an increase in telecommuting, such as disruptions caused by the recent coronavirus outbreak, or by other widespread public health emergencies or other natural or man-made disasters.

Redemption risk. Each Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cash management and defensive investing risk. The value of the investments held by a Fund for cash management or defensive investing purposes can fluctuate. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

INDEX DEFINITIONS

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth characteristics.

The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

All indices are unmanaged. It is not possible to invest directly in an index. The indices are used herein for comparative purposes in accordance with SEC regulations.

OTHER DEFINITIONS

Total return measures the change in the share price of a Fund and assumes the reinvestment of net investment income and net capital gain distributions. Cumulative total return is actual return for a given period, but does not indicate how much return fluctuated during the period. Average annual total return is the hypothetical constant annual return that would have produced a Fund’s cumulative return for a given period. It should not be confused with actual annual returns, the sum of which over a given period produces a Fund’s cumulative total return. After-tax returns measure the impact of assumed federal income taxes calculated using the highest historical individual federal marginal rates. After-tax returns do not reflect state or local taxes and actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period, including the assumed tax benefit of a loss realized upon sale.

Heartland Advisors defines market cap ranges by the following indices.

Market Cap	Definition	Current Range*
Micro-Cap	Russell Microcap®	$30.2M - $1.0B
Small-Cap	Russell 2000®	$152.3M - $5.0B
Mid-Cap	Russell Midcap®	$2.4B - $35.5B
Large-Cap	Russell Top 200®	$26.5B - $974.2B

*As of May 10, 2019

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INFORMATION REGARDING Investment returns

Portfolio Performance vs. Index Performance. The information about each Fund’s past performance includes a comparison of the Fund’s average annual total returns to a broad-based market index believed to be representative of the Fund’s portfolio. An index is not available for a direct investment, and past performance cannot guarantee or predict future results. Unlike an index, each Fund is affected by operating expenses and cash flow activity caused by daily purchases and redemptions. In addition, a Fund’s investment portfolio will differ from the index in terms of the specific securities it holds and in terms of the number and size of holdings or securities, their relative sector and industry weightings, the market capitalization of individual securities, and the median capitalization of the index and the Fund overall. For these reasons, the performance of each Fund will vary from that of its comparative index.

FEE WAIVERS. A fee waiver and/or expense reimbursement is currently in effect for the Mid Cap Value Fund. In addition, voluntary fee waivers (as discussed above under “Management of the Funds”) may have been in effect for certain Funds during periods in which performance information is presented. Without such fee waivers and/or expense reimbursements, a Fund’s returns as presented in the summary section of this Prospectus and in the tables on the following page would have been lower.

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HISTORICAL PERFORMANCE of Investor Class

growth of a hypothetical $10,000 investment

The following tables show how the growth of a hypothetical $10,000 investment in Investor Class Shares in each of the Funds for the period since inception until December 31, 2019 compared to the growth of a securities market index. The Select Value, Value Plus, and Value Funds began offering Institutional Class shares on May 1, 2008, and the Mid Cap Value Fund began offering Institutional Class Shares on October 31, 2014. The tables do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares. Past performance (before and after taxes) does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that a shareholder’s shares, when redeemed, may be worth more or less than the original cost. Subject to certain exceptions, shares of a Fund redeemed or exchanged within 10 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which, if deducted, would reduce an individual’s return.

The Funds also offer Institutional Class Shares, performance for which is not reflected in the graphs. The performance of Institutional Class Shares may be higher or lower than the performance of the Investor Class Shares shown in the graphs based upon differences in fees paid by shareholders investing in the Investor Class Shares and Institutional Class Shares.

Select Value Fund – Investor Class Shares

Growth of a Hypothetical $10,000 Investment Since Inception – 10/11/96

Mid Cap Value Fund – Investor Class Shares

Growth of a Hypothetical $10,000 Investment Since Inception – 10/31/14

Value Plus Fund – Investor Class Shares

Growth of a Hypothetical $10,000 Investment Since Inception – 10/26/93

Value Fund – Investor Class Shares

Growth of a Hypothetical $10,000 Investment Since Inception – 12/28/84

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How to Invest

Distribution and Servicing Fees

Rule 12b-1 Fees. Each Fund has adopted a reimbursement plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, whereby each Fund pays the Fund’s principal underwriter and distributor, ALPS Distributors, Inc. (the “Distributor”), a fee (the “Rule 12b-1 Fee”) which is calculated and paid monthly at an annual rate of up to 0.25% of the average daily net assets of that Fund’s Investor Class Shares. The Rule 12b-1 Fee is used to reimburse the Distributor for distributing and servicing expenses incurred on behalf of each Fund’s Investor Class Shares. Any amount of such payment not paid by the Distributor during a Fund’s fiscal year for distributing and servicing the Fund’s shares shall be reimbursed by the Distributor to the applicable Fund as soon as practicable after the end of the fiscal year. The table below shows the maximum rate of the Rule 12b-1 Fee for each class of shares of each Fund.

NAME OF FUND	Investor Class Shares	Institutional Class Shares
Select Value Fund	0.25%	None
Mid Cap Value Fund	0.25%	None
Value Plus Fund	0.25%	None
Value Fund	0.25%	None

All or a portion of the Rule 12b-1 Fee may be paid, pursuant to contractual commitments or other authorized arrangements, to brokers, dealers, banks, and other financial intermediaries (including Heartland Advisors) who provide assistance in distributing or promoting the sale of a Fund’s shares or who provide shareholder services to their customers who hold shares of a Fund. For the most recent fiscal year, the Select Value Fund, Mid Cap Value Fund, Value Plus Fund and Value Fund incurred Rule 12b-1 Fees amounting to approximately 0.23%, 0.25%, 0.23% and 0.15%, respectively, of Investor Class Shares’ average daily net assets. Because the Rule 12b-1 Fee is paid out of a Fund’s assets on an ongoing basis, payment of the Rule 12b-1 Fee will increase the cost of your investment in Investor Class Shares and may cost you more over time than paying other types of sales charges imposed by some mutual funds.

payments to financial intermediaries. The Funds and/or the Distributor have entered into shareholder support services agreements with certain broker-dealers and other intermediaries whereby the financial intermediary provides administrative services to individual shareholders that hold shares of a Fund through an omnibus account, networked accounts, or similar arrangement with the financial intermediary. Such services may include, but are not limited to: (1) maintaining shareholder accounts; (2) providing information periodically to shareholders showing their ownership in a Fund; (3) processing purchase, exchange, and redemption requests from shareholders and placing such orders with Heartland or its service providers; (4) responding to shareholder inquiries; (5) forwarding documents and other communications from Heartland (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (6) assisting shareholders in changing dividend options, account designations, and addresses; (7) providing subaccounting and tax reporting services; (8) processing dividend and other payments from Heartland on behalf of the shareholders; and (9) providing such other similar services as Heartland may reasonably request or to which the parties may agree. In consideration for such services, a financial intermediary is compensated by a Fund at an annual rate based upon the average daily NAV of the applicable class of shares of such Fund or based on the number of accounts in the applicable class of shares of a Fund. Payments to financial intermediaries for such services, sometimes referred to as “sub-TA fees”, may vary based on a number of factors, including, but not limited to, the type of intermediary, the types and level of services provided, and the level of assets invested in the Funds. Any payments of sub-TA fees made pursuant to such agreements are in addition the Rule 12b-1 Fee the financial intermediary may also be receiving. Sub-TA fees paid by the Funds are included in the total amount of “Other Expenses” listed in the Funds’ Fees and Expenses table in the Prospectus.

Heartland Advisors or its affiliates may, from their own assets, respectively, make cash payments to some, but not all, brokers, dealers, or financial intermediaries for shareholder services, and as an incentive to sell shares of a Fund and/or promote retention of their customer’s assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders of the Funds, including shareholder servicing, transaction processing, recordkeeping, sub-accounting, and other administrative services to their customers in connection with investments in the Funds. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Funds on preferred or recommended lists and for granting Heartland Advisors access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediaries. These fees may be in addition to any distribution, administrative, or shareholder servicing fees or other fees or charges paid from the Funds’ assets to these financial intermediaries or by shareholders directly. These arrangements will not, however, change the price a shareholder pays for Fund shares or the amount that a Fund receives to invest on behalf of the shareholder.

From time to time, and in accordance with applicable rules and regulations, Heartland Advisors may also provide non-cash compensation, such as gifts, meals, tickets, or event sponsorship, to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

The receipt of compensation from the Funds or Heartland Advisors may provide an incentive to a financial intermediary, or its representatives, to favor sales of a Heartland Fund over sales of other financial products.

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how to invest

PURCHASING SHARES OF THE FUNDS

Two Classes of Shares. Each Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each Class has its own expense structure and minimum investment amounts, allowing you to choose the Class that best meets your situation.

The following table shows the available classes of shares and highlights some of the differences between the two classes.

Features of Class	Investor Class Shares	Institutional Class Shares
Eligible investors	Open to All Investors	Open only to Eligible Investors(1)
Front-end sales charge	None	None
Contingent deferred sales charge	None	None
Redemption Fee(2)	2%	2%
12b-1 Fee	Up to 0.25% of average daily net assets	None
Minimum investment amount(3)(4)	$1,000	$500,000

(1)	Please refer to “Purchasing Institutional Class Shares” below for a description of investors that are eligible to purchase Institutional Class Shares.

(2)	As a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased.

(3)	Minimum investment amount may vary according to type of account. Please refer to “Purchasing Investor Class Shares” and “Purchasing Institutional Class Shares” below for a description of minimum investment amounts.

(4)	Each Fund may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties.

Purchasing Investor Class Shares

Eligible Investors. Investor Class Shares are offered to all types of investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries.

Minimum Investments. If you purchase Investor Class Shares directly from a Fund, your initial investment must be for a minimum of $1,000, except for Individual Retirement Accounts (“IRAs”), Coverdell Education Savings Accounts (“ESAs”), and regular accounts opened with an automatic investment plan. Subsequent purchases made, other than through reinvestment of distributions or an automatic investment plan, must be for a minimum of $100. Each Fund may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties. The following table shows the minimum initial amounts that apply to your purchases of Investor Class Shares of a Fund.

	Regular Account(1)	IRA Account	Coverdell ESA
Select Value Fund	$1,000	$500	$500
Mid Cap Value Fund	1,000	500	500
Value Plus Fund	1,000	500	500
Value Fund	1,000	500	500

(1)	Regular accounts include joint accounts, individual accounts, custodial accounts, trust accounts, and corporate accounts. The minimum initial investment is waived when an account is established with an automatic investment plan.

Fees. Investor Class Shares of the Funds are sold without a sales charge. The Investor Class Shares of each Fund are subject to a 12b-1 Fee calculated at the annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of that Fund.

Purchasing Institutional Class Shares

Eligible Investors. Institutional Class Shares are offered to all types of investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries, provided that the investor meets the minimum investment threshold for Institutional Class Shares discussed below.

Minimum Investments. The minimum initial investment for the Institutional Class Shares, including for IRAs, is $500,000 and for additional purchases of Institutional Class Shares is $100. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within a single Fund. The following investors will not be subject to the investment minimum with respect to the Institutional Class Shares: qualified retirement or profit sharing plans opened through third party service providers or recordkeepers; financial advisors; institutions that have a strategic investment advisory relationship with Heartland Advisors; employees of Heartland Advisors and their immediate family members; and Heartland Advisors’ investment advisory clients.

Fees. Institutional Class Shares of the Funds are sold without a sales charge and are not subject to a 12b-1 Fee.

Purchasing Shares Generally

Eligibility to Buy Shares. Each Fund is available for purchase only by residents of the U.S. and certain U.S. territories. Please contact Heartland Advisors or the Distributor for a list of the U.S. territories. After opening an account, if you cease to reside in one of these areas, you will be ineligible to purchase additional shares, except those purchased through reinvestment of net investment income and net capital gain distributions.

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How to Invest

Time of Purchase; Form of Payment. Your purchase of a Fund’s shares will be made at the NAV per share next determined after the Fund or its authorized agent receives your purchase request. Your order will not be accepted unless your application or other documentation is complete, your identity is confirmed, and payment in the proper form and amount accompanies your application. Payment must be in U.S. dollars by a check drawn on a bank in the U.S., wire transfer, or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks. Once accepted by the Fund or its authorized agent, you may not cancel or revoke your purchase request, but you may redeem your shares at the next determined NAV for the Fund, which may be subject to a redemption fee. However, the Fund may withhold these redemption proceeds until the Fund is reasonably satisfied it has received your payment, which may take up to 15 days.

Purchases Through Third Parties. You may purchase shares through a third party broker-dealer or other financial intermediary, but Heartland reserves the right to refuse purchases through any intermediary arrangement that, among other reasons, the officers of Heartland determine employs investment strategies that are not in the best interests of the Funds or their shareholders. Shares purchased through third parties may be subject to special fees, such as transaction fees, different investment minimums and other conditions imposed by these third parties, that do not apply if you purchase your shares directly from a Fund. Third parties also may place limits on your ability to use the shareholder services or receive shareholder information described in this Prospectus.

Heartland has allowed some third parties to authorize selected designees to accept purchase orders for the third party on a Fund’s behalf. If you purchase shares through a third party which is also an authorized agent of the Funds, your order will be processed at the NAV per share next determined after the third party (or its authorized designee) receives your order.

If you place an order for Fund shares through a financial intermediary that is not an authorized agent of the Funds in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Funds in accordance with the Funds’ instructions, your purchase will be processed at the NAV next determined after the Funds receive your order from that intermediary. The financial intermediary must promise to send to the Funds immediately available funds in the amount of the purchase price in accordance with the Funds’ procedures. If payment is not received within the time specified, the Funds may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and Heartland Advisors may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend a Heartland Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PURCHASES by Shareholders Who Are Not Individuals. For corporate, trust, partnership, and other institutional accounts, additional documentation to substantiate the existence of the organization (i.e., Articles of Incorporation, Trust Agreements, Partnership Agreements, or other official documents) is required to open an account. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account.

How to Purchase Shares

By Mail

To open an account, please complete one of the following:

●	Account Application

●	IRA Application

●	Coverdell ESA Application

Additional IRA Forms and/or organizational documents may be required.

Please make your purchase check payable to Heartland Funds and mail the completed, signed application, along with your investment check, to the appropriate address below.

via U.S. Postal Service Heartland Funds PO Box 177 Denver, CO 80201-0177	via Express Courier Heartland Funds c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Heartland Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

To add to an account, detach the Additional Investment Form from your account statement and submit with your check payable to Heartland Funds to the appropriate address listed above. You may also make additional investments through the Internet by logging into your account. Please note that bank instructions must be established on your account prior to the transaction.

By Telephone

If you have already opened an account with Heartland Funds and established your bank account information, you may call Heartland Funds at 1-800-432-7856 to request a purchase of shares by authorizing the amount to be drafted from your bank account. In order to purchase by telephone, you must add the telephone purchase option to your existing account by completing the Account Maintenance Form. Generally, purchases will be made at the NAV per share next determined after instructions are received. Transactions placed by telephone for which Heartland is unable to successfully draft from your bank account will be canceled.

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How to Invest

By Internet

To open an account by Internet, please visit heartlandadvisors.com

Some account types that require additional documentation may not be opened online. All online applications submitted are subject to review and will be confirmed upon acceptance.

When establishing an account online, you will be required to provide active bank account information to facilitate transactions.

You may also make additional investments through the Internet by logging into your account. Transactions placed by Internet for which Heartland is unable to successfully draft from your bank account will be canceled.

By Wire

To open an account by wire, please complete one of the following:

●	Account Application

●	IRA Application

●	Coverdell ESA Application

Additional IRA Forms and/or organizational documents may be required.

Contact Heartland Shareholder Services at 1-800-432-7856 for further instructions. If Heartland Funds is not informed of the new account and wire purchase prior to market close on the business day wire instructions are delivered to Heartland Funds or its agents, your purchase may be delayed or canceled.

Please note that your financial institution may charge a fee to wire funds.

By Automatic Investment

To set up an Automatic Investment Plan, complete the automatic investment section of the Account Application or the Account Maintenance Form (for existing accounts) and attach a voided check. Return the form to the appropriate address. Automatic Investment Plans may be established for a minimum of $50 per bank draft.

By Exchange

New accounts may be opened by exchange and will have identical registration and services as the account from which the funds were exchanged. Please note that an exchange may be subject to an early redemption fee and will be treated as a redemption of shares upon which you will realize a taxable gain or loss, unless your Fund shares are held in a tax-deferred account. Please consult with your tax advisor.

Exchanges may be placed in writing, by telephone, or through the Internet by logging into your established Heartland Funds account.

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How to redeem

Redeeming Shares Generally

Time of Redemption; Form of Instructions and Payment. Your shares will be redeemed at the NAV per share next determined after your instructions are received by the Funds or their authorized agent. A redemption order will not be accepted unless the order and related information are complete. The Funds will not accept an order with instructions for redemption on a particular date or at a particular price. The Funds use procedures reasonably designed to authenticate telephone instructions including, for example, requesting personal identification information from callers. The Funds are not liable for any losses due to unauthorized or fraudulent telephone instructions if these procedures are followed. Once accepted by the Funds or their authorized agent, you may not cancel or revoke your redemption order.

Available proceeds are generally mailed within two business days, or wired on the next business day, after a Fund or its authorized agent accepts your redemption request, although they could be delayed for up to seven days. If a Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first business day after the Fund receives the sales proceeds. If redemption instructions are received for shares that have not been paid for, your shares will be redeemed, but the Funds reserve the right to hold the proceeds until payment of the purchase price can be confirmed, which may take up to 15 days. This type of delay can be avoided by purchasing shares by federal funds wire. The Funds do not guarantee the time of receipt of your proceeds and are not responsible for delays in mail or wire services. In limited circumstances, as permitted by the SEC (such as when the New York Stock Exchange (“NYSE”) is closed or trading is restricted, or when an emergency exists), the Funds may elect to suspend the redemption of shares.

Typically, the Funds will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. Additionally, the Funds may enter into a line of credit with a bank for temporary purposes to meet redemption requests in situations where borrowing may be preferable to the liquidation of portfolio securities. The Funds also participate in a liquidity program with ReFlow Fund, LLC to provide cash to meet net shareholder redemptions, as more fully described in the SAI. These methods to meet redemption requests may be used regularly and may also be used in stressed market conditions.

Although proceeds generally will be paid in cash, the Funds reserve the right to pay redemptions in the amount of more than $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder “in kind,” which means you would be paid in portfolio securities of the Fund being redeemed. If this occurred, you might incur transaction costs when you sell the portfolio securities. Portfolio securities may be illiquid and may not be saleable at the time they are received. For federal income tax purposes, redemptions paid in kind are taxed in the same manner as redemptions paid in cash. Although the Funds generally pay redemptions in cash, redemptions in kind may be used regularly when deemed advisable by Heartland Advisors and may also be used in unusual or stressed market conditions. A redemption in kind will generally be in the form of a pro-rata portion of a Fund’s portfolio, but may be in the form of a representative basket of securities if the redemption is not large enough to distribute a pro-rata portion, or in the form of individual securities if the redemption is not large enough to distribute a representative basket.

If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV or take other measures as allowable by law unless, and until, you give the Funds different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Redemptions by Shareholders Who Are Not Individuals. For corporate, trust, partnership, and other institutional accounts, the persons signing the redemption request should also indicate their office or other fiduciary capacity. A certified corporate resolution evidencing the signing officer’s authority to sign on behalf of a corporate shareholder is also required. Executors, administrators, guardians, trusts, and other institutional shareholders should call Heartland prior to mailing their instructions to determine if other documentation may be required.

Redemptions Through Third Parties. You may redeem shares through a third party broker-dealer or other financial institution provided the third party presents documentation satisfactory to the Funds indicating it is your authorized agent. Third parties may charge fees for their services and impose terms or conditions that do not apply if you do business directly with the Funds. Heartland has allowed some third parties to authorize selected designees to accept redemption orders for the third party on the Funds’ behalf. If you redeem shares through a third party which is also an authorized agent of the Funds, your order will be processed at the NAV per share next determined after the third party (or its authorized designee) receives your order; orders through a non-authorized intermediary will be processed at the NAV per share next determined after receipt of the order by the Funds.

Involuntary Redemption. If you do not participate in an Automatic Investment Plan or do not qualify for an exemption from the minimum initial investment for a particular Fund and/or Share Class, and your account value with respect to the Fund’s Shares falls below $500 for Investor Class Shares or $400,000 for Institutional Class Shares, for three consecutive months or more, we may redeem all of your shares in that account, at the Fund’s NAV per share next determined after we redeem your shares, upon 60 days’ advance notice to you. You may avoid an involuntary redemption by making additional investments to bring your account value up to at least $500 for Investor Class Shares or $400,000 for Institutional Class Shares.

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How to redeem

Early Redemption Fee. Shares of any Heartland Fund that are redeemed or exchanged within 10 days after purchase will be assessed a 2% fee on the NAV of the shares next determined after your request for redemption is received. The fee will apply to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is paid to the applicable Fund and is deducted from your redemption proceeds. The purpose of this early redemption fee is to discourage market timing and other short-term trading in the Funds. Short-term trading may be disruptive to the Funds’ normal investment operations and harmful to the interests of long-term shareholders. Heartland reserves the right to modify the terms of or terminate this fee at any time upon notice to shareholders.

The early redemption fee will be waived under the following circumstances:

●	For shares held in an account of certain retirement or profit-sharing plans;

●	For shares held in tax-favored savings plans;

●	For shares held in asset allocation programs, wrap accounts, or certain similar accounts, if approved by Heartland;

●	For shares purchased by automatic reinvestment of income or capital gains distributions from any Heartland Fund;

●	For shares purchased through an automatic investment plan; and

●	For shares redeemed through a systematic withdrawal plan.

In addition, the early redemption fee may be waived if the Funds do not have the capability to charge the fee. For example, this may occur if the Funds cannot reasonably identify a shareholder who trades through an omnibus account held by a third party or financial intermediary, or reasonably detect short-term trading through such an account. In addition, certain third parties or financial intermediaries may apply different or additional redemption fees or charges.

How to Redeem Shares

By Mail

Provide a letter of instruction that includes:

●	The names and signatures of all account owners

●	Your Heartland account number

●	Your telephone number

●	The dollar amount or number of shares that you would like to redeem (sell)

●	Any special payment instructions

●	Any special documents requested by Heartland to assure proper authorization for the redemption

●	IRA redemptions must include a statement of withholding. If no statement is made, Heartland Funds will withhold 10%.

We will mail the proceeds to the address on the account unless otherwise requested in your written instructions. Instructions for redemptions over $100,000, including those through IRA transfers, and those that request delivery to a bank account or address other than the address of record on the account may require a Medallion Signature Guarantee.

Please mail your redemption instructions to Heartland Funds at the appropriate address below.

via U.S. Postal Service Heartland Funds PO Box 177 Denver, CO 80201-0177	via Express Courier Heartland Funds c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Heartland Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Telephone

Call a Heartland Funds’ representative toll-free at 1-800-432-7856 to request your redemption. Redemption requests for an IRA or Coverdell ESA may be allowed over the phone in limited circumstances, that may include, normal, pre-mature, and pre-mature exempt distributions. Heartland reserves the right to request that any redemption request be made in writing. You will be asked to provide personal identification information to confirm your identity. A check will be mailed to the address of record for the account unless other arrangements have been pre-authorized. Express mail delivery is available upon request for an additional charge (currently $22.00, subject to change) and additional charges may apply for Saturday delivery.

Wire and Electronic Funds transfer services are available; however, they must be pre-authorized in writing. Contact a representative for information on adding this option to your account. Wire transfers are subject to a fee (currently $4.00, subject to change).

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

By Internet

Shareholders who hold their account directly with Heartland may redeem shares by accessing their account online at heartlandadvisors.com. Redemption proceeds from online transactions may be mailed to the address of record, or may be sent electronically to a bank account that has been previously established for this purpose.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

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How to redeem

By Systematic Withdrawal

Call a Heartland Funds representative toll-free at 1-800-432-7856 to request or visit our website at heartlandadvisors.com to download an Account Maintenance Form to add a systematic withdrawal plan to your account.

HOW MAY WE HELP YOU?

1-800-432-7856

heartlandadvisors.com

If you wish to make a telephone transaction under one of the purchase or redemption options described, please call Shareholder Services at 1-800-432-7856. If you have a question about investing or need forms described above, call Shareholder Services at the number above or visit our website at heartlandadvisors.com.

Please note that you may terminate or change any option you elect at any time upon five days’ advance notice to the Funds.

34

aCCOUNT pOLICIES

HOW TO RECEIVE ACCOUNT INFORMATION

By Telephone

Call 1-800-432-7856

Heartland Funds’ representatives are available to answer your questions from 8:00 a.m. to 7:00 p.m. Central Time, Monday through Friday.

Account balance information is also available over the automated telephone line 24 hours a day, seven days per week. You will be asked to establish a personal identification number for account access.

Over the Internet

Shareholders who hold their account directly with Heartland may visit our website at heartlandadvisors.com and click on the “Log In” link. Follow the registration/log in instructions to access your account. You may view account balances, registration, and history. Please refer to “E-Delivery of Fund Documents,” on page 37, for additional information regarding receiving fund documents by E-Delivery.

By Mail

Account statements are mailed at the end of each calendar quarter. If you would like to receive a printed statement at any time, please contact Shareholder Services at 1-800-432-7856.

EXCHANGING SHARES

Unless you instruct the Funds that you do not want this service, you are automatically permitted to purchase shares of any Heartland Fund with the redemption proceeds from your account in any other Heartland Fund. This type of transaction is referred to as an “exchange” and may be effected by writing or calling the Funds. Subject to compliance with applicable minimum initial and subsequent investment requirements and other restrictions applicable to the Fund you would like to purchase, you may exchange your shares of any Fund for shares of the same Class of any other Heartland Fund. Before engaging in any exchange, you should obtain from Heartland and read the current Prospectus for the Fund you intend to purchase. Telephone exchanges may only occur between identically registered accounts.

Investments in any Heartland Fund are subject to the terms and conditions of that Fund’s Prospectus. Exchanges are subject to the early redemption fee discussed above and the excessive account activity restrictions discussed below. You may obtain a current Prospectus by calling 1-800-432-7856 or visiting heartlandadvisors.com.

You should bear in mind, with regard to all exchanges, that an exchange of shares is considered a redemption of the shares of the mutual fund from which you are exchanging, and a purchase of shares of the mutual fund into which you are exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you may realize a gain or loss for federal income tax purposes on that sale. These exchange privileges may be modified or terminated at any time.

You may also exchange shares of one share class of a Heartland Fund for a different share class of the same Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are exchanging into. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within the same Fund will not be a taxable transaction. To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus. Heartland reserves the right to modify or eliminate the share class exchange feature.

OTHER POLICIES

Customer Identification Program. Heartland has adopted a customer identification program as required by the USA PATRIOT Act, as amended. The USA PATRIOT Act is designed to help the government fight the funding of terrorism and money laundering activities. It specifically requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account.

Under Heartland’s customer identification program, when you open an account we will ask for your name, street address (or APO/FPO), date of birth, social security number, and other information that will allow us to confirm your identity. Corporate accounts will require other similar information. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. We may also ask to see other identifying documents. Your shares will be purchased at the NAV next calculated after Heartland confirms your identity.

Heartland reserves the right not to open an account or process any purchases, exchanges, or redemptions unless and until we can confirm your identity. We also may close an account if there are any discrepancies in the identifying information you have provided. If your account is closed for this reason, your shares will be redeemed at the NAV next determined after the account is closed.

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aCCOUNT pOLICIES

Excessive Account Activity. An excessive number of purchases and redemptions by a shareholder (short-term trading) may be disadvantageous to a Fund and its shareholders. Frequent purchases and redemptions of Fund shares may present certain risks to Fund shareholders such as dilution in the value of Fund shares held by long-term investors, interference with the efficient management of the Fund’s portfolio, increased brokerage, transaction and administrative costs, and adverse tax consequences. Heartland and its Board of Directors have adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds by shareholders, which are intended to discourage such activity, including the imposition of a 2% fee on redemptions or exchanges of Fund shares made within 10 days of purchase. See “Redeeming Shares Generally - Early Redemption Fee.” Heartland also seeks to identify and detect frequent trading activity that may be disruptive to the Funds, although if such activity is made through omnibus accounts detection may be difficult. Heartland reserves the right to restrict or prohibit any purchase or exchange, and to terminate investment or exchange privileges, if the officers of Heartland determine, in their sole discretion, that any trading activity by a shareholder is not in the best interest of the Fund or its other shareholders. Certain third parties or financial intermediaries may apply additional short-term trading and/or frequent trading limitations.

Confirming your Transactions. Heartland will send you a written confirmation of every purchase and redemption order in the Funds, excluding automatic transactions. You should always verify your order against your confirmation when you receive it. Please contact Heartland or the third party with whom you placed your order promptly if you notice any discrepancy. Transaction activity records are available to registered users through the Heartland Funds website at heartlandadvisors.com.

Copies of historical account statements are available upon request.

IRAs and Coverdell Education Savings Accounts. The Funds are available for investment under a self-directed IRA plan for individual investors as well as Simplified Employee Pension (“SEP”) IRAs for self-employed persons and employers and Coverdell Education Savings Accounts (“ESAs”). The Funds are available for investment under these programs at a reduced initial investment minimum of $500 (for Investor Class Shares only). Booklets describing these programs and the forms necessary for establishing accounts under them are available upon request from Heartland or at heartlandadvisors.com.

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder, which may also be charged on transfers or redemptions.

Backup Withholding. Under IRS rules, you must furnish to the Funds your properly certified social security or other tax identification number to avoid federal income tax backup withholding on net investment income and net capital gain distributions and redemption proceeds (except in the case of certain exempt shareholders). If you do not do so, or the IRS informs the Funds that your tax identification number is incorrect, the Funds may be required to withhold a percentage of your taxable distributions and redemptions proceeds. Amounts withheld by the Funds are submitted to the IRS and are not usually recoverable by the Funds but are credited toward your federal income tax liability.

Signature Guarantees. To protect your account, the Funds reserve the right to require a Medallion Signature Guarantee, signature verification from a Signature Validation Program member, or other form of authentication from a financial institution source acceptable to the Transfer Agent (collectively referred to as a “signature guarantee”) for written redemption instructions. Normally, a signature guarantee will be required if the written redemption proceeds will exceed $100,000. A signature guarantee will generally also be required if the proceeds are being paid to a third party, mailed to an address other than the address listed on a Fund’s records or to an address that was changed within the last 15 days, or forwarded to a bank not identified on the Fund’s records as authorized to receive the proceeds or to a bank account that was changed within the last 15 days. In addition to the situations described above, the Funds and/or their Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances of the particular situation. Acceptable guarantors include, among others, banks, and brokerage firms that are members of a domestic stock exchange. A Notary Public cannot guarantee signatures.

Medallion Signature Guarantees are issued by guarantors that participate in one of several signature guarantee programs that are designed to promote safe and accurate securities transactions. A Medallion Signature Guarantee provides additional protective measures through the use of special technology like bar codes, magnetic security ink, and scanners.

Reserved Rights. In addition to other reserved rights, the Funds may:

●	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or redemption privileges, for any reason;

●	Reject any purchase request for any reason;

●	Freeze any account and/or involuntarily redeem an account, if Heartland believes that the account is being used for fraudulent or illegal purposes. Heartland may take this action when, at its sole discretion, it deems the action to be in the Funds’ best interest or when the Funds are requested or compelled to do so by governmental authority or by applicable law;

●	Waive or lower any minimum dollar investment amount; and/or

●	Suspend redemptions or postpone payments when the NYSE is closed, when trading on the NYSE is restricted, or when an emergency exists that prevents the Funds from disposing of its portfolio securities or pricing its shares.

COST BASIS. The Funds are required to report to you, and the IRS, the cost basis of your Fund shares acquired on or after January 1, 2012 (“covered shares”) when they are subsequently redeemed or exchanged. The Funds will determine the cost basis of covered shares using the Average Cost Method, unless you elect in writing a different permissible method. Please see the SAI for more information regarding cost basis reporting, including information about the Average Cost Method.

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aCCOUNT pOLICIES

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect. Heartland representatives are not licensed tax advisors and are unable to give tax advice.

Inactive Accounts. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

SHARE PRICE

Shares of a Fund are purchased and redeemed at the NAV per share next determined following receipt of your order by the Fund or its authorized agent. NAV is the difference between the values of the Fund’s assets and liabilities divided by the number of shares outstanding. It is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time, but may be earlier in the case of a holiday or when an emergency exists) on each day the NYSE is open (the “Close of Trading”). Orders received after the Close of Trading are priced at the NAV per share determined on the next business day of the Fund. Third parties acting as authorized agents of the Funds are required to segregate orders received after the Close of Trading and transmit those orders separately for execution at the NAV per share next determined.

For purposes of determining NAV for a particular Fund, the Fund’s portfolio securities are valued on the basis of market quotations or at fair value in accordance with pricing policies and procedures adopted by Heartland’s Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges, unless facts and circumstances indicate a different fair value, in which case the security will be fair valued on a case-by-case basis as noted below. The Funds use a fair value methodology to value securities for which market quotations are not readily available or deemed unreliable. Market quotations are readily available in most instances for the common stocks and other equity securities in which the Funds invest. However, some of the securities held by the Funds may be illiquid or thinly traded due to their small market capitalizations, the size of the Fund’s position, or otherwise, and are valued at their fair values. An equity security may also be priced at its fair value when the exchange on which the security is principally traded closes early or when trading in the security was halted during the day and did not resume prior to the Fund’s NAV calculation. The Pricing Committee for Heartland may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s NAV is calculated. Debt securities are generally stated at fair value as furnished by an independent pricing service based primarily on information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. In the absence of such a valuation, the fair value will be determined on a case-by-case basis as noted below or at amortized cost as provided below. Debt securities purchased with remaining maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium, unless facts and circumstances indicate a different fair value, in which case the security will be fair valued on a case-by-case basis as noted below.

Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Funds’ Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

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SHAREHOLDER INFORMATION AND REPORTING

HEARTLANDADVISORS.COM

Heartland’s website, located at heartlandadvisors.com, provides investors with a variety of information about the Funds, including daily share prices, market updates, and shareholder reports. Shareholders who hold their accounts directly with Heartland can access their accounts directly to review current balances, recent transactions, and other account information.

INVESTMENT REPORTS AND PROSPECTUSES

The Funds’ Portfolio Managers review their strategies and results in Annual and Semiannual Reports, which also contain schedules of investments and Fund financial statements. Heartland Advisors periodically publishes and mails to shareholders other investment and performance information. Shareholders also receive annual Prospectus updates.

Whenever practicable, and to the extent permitted by applicable law, a single report, Prospectus or other communication will be mailed to shareholders who share a single address. This practice is referred to as “householding.” To receive additional copies or discontinue our practice of householding your materials, you may call Shareholder Services at 1-800-432-7856, or write to ALPS Fund Services, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203. If you choose to discontinue the practice of householding your materials, the Funds will begin to send separate copies to you within 30 days after we receive your notice of discontinuation.

E-DELIVERY OF FUND DOCUMENTS

Heartland Funds offers those shareholders who hold their accounts directly with Heartland the option of receiving Fund documents, such as account statements and marketing materials, by E-Delivery. You may enroll in Heartland Funds’ E-Delivery Services at heartlandadvisors.com by logging in to your account. You may opt-in to receive links to documents and materials by e-mail as they become available rather than receiving paper copies.

If your e-mail remains undelivered after a second attempt, your E-Delivery subscription will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. Technical difficulties and other matters beyond the Funds’ control may affect your ability to participate in the Funds’ E-Delivery program. The Funds have no liability for the failure or disruption of the E-Delivery service due to circumstances beyond Heartland’s reasonable control.

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting your financial intermediary or, if you invest directly with the Funds, by calling 1-800-432-7856 to notify the Funds. Instead, the reports will be made available on the Funds’ website at www.heartlandadvisors.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

NET INVESTMENT INCOME AND NET CAPITAL GAIN DISTRIBUTIONS

A Fund generally makes distributions of either net investment income or net capital gain. A distribution from net investment income represents the income a Fund generally earns from dividends and interest paid on its investments, after payment of Fund expenses. A capital gain or loss is the increase or decrease in the value of a security that a Fund holds compared to its original purchase price. The gain or loss is “unrealized” until the security is sold. Each realized capital gain or loss is either short-term or long-term, depending on whether the Fund held the security for (a) one year or less or (b) more than one year. This is the case regardless of how long you hold your Fund shares.

Substantially all of the net investment income of each Fund will generally be distributed to its shareholders annually. If a Fund has a net capital gain for a year, the Fund normally will distribute substantially all of its net capital gain at the end of the year. Both types of distributions are automatically invested in additional shares for your account unless you elect on your Account Application to have them invested in another Heartland Fund or to have them paid to you in cash. Net investment income and net capital gain distributions that are reinvested will be confirmed on your account statement for the quarter in which the reinvestment is made.

Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the Fund(s) generating the distribution if under $25.00. Uncashed distribution checks will be canceled and proceeds reinvested at the then-current NAV, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

“Buying a Dividend.” Please note that if you purchase shares of a Fund just before the record date of a distribution, you will receive a portion of your purchase price back as a taxable distribution. The Fund’s NAV per share on the record date will be reduced by the amount of the distribution. This is sometimes referred to as “buying a dividend.” To obtain additional information about distributions, you may visit our website at heartlandadvisors.com, call Shareholder Services at 1-800-432-7856, or write to Heartland at 790 North Water Street, Suite 1200, Milwaukee, WI 53202.

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TAXES

The character of distributions that a Fund makes (i.e., net investment income or net capital gain - see discussion under “Net Investment Income and Net Capital Gain Distributions” above) affects the tax treatment of those distributions to you if you hold your Fund shares in a taxable account. In particular, all net investment income distributions (other than any portion attributable to qualified dividends) will be taxable to shareholders as ordinary income for federal income tax purposes. Net capital gain distributions will be taxable as long-term capital gains to shareholders regardless of how long the shareholder has held Fund shares. Dividends from domestic and certain foreign corporations (generally those eligible for the benefits of a comprehensive tax treaty with the U.S.) held by the Funds may be considered “qualified dividends,” as provided under the Internal Revenue Code of 1986, as amended (the “Code”). If certain holding period requirements are met, these dividends may be taxed to non-corporate shareholders at the reduced federal income tax rates applicable to long-term capital gains. If a Fund declares a distribution in October, November, or December, but does not pay it until January of the following year, you still will be taxed as if the distribution was received on December 31. The Transfer Agent for the Fund will process your distribution and send you a statement for tax purposes each year showing the source of distributions for the preceding year. These tax rules apply whether distributions are paid by the Funds to you in cash or reinvested in additional shares of the Funds.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Some foreign governments levy withholding and other taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on a Fund’s securities. A Fund may elect to pass through to you your pro rata share of foreign income taxes paid by that Fund, which you may use for purposes of determining your foreign tax credit or deduction, if more than 50% of the value of such Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. A Fund will notify you if it is eligible to and makes such an election.

If you redeem or exchange your shares, the transaction is generally a taxable event. Generally, you will recognize a capital gain or loss for federal income tax purposes of an amount equal to the difference between the cost of your shares and the price you receive when you sell them. However, the wash sale rules of the Code may disallow or recharacterize the loss for tax purposes. Special tax rules apply to non-individual shareholders and shareholders owning Fund shares in IRAs and tax-sheltered retirement plans. State and local tax rules may differ from the federal tax rules described in this Prospectus.

This tax information is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. Changes in income tax laws, potentially with retroactive effect, could impact the Funds’ investments or tax consequences to you of investing in the Funds. Some of these changes could affect the timing, amount, and tax treatment of Fund distributions made to shareholders. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to your investment in a Fund. Please consult your tax advisor before investing.

PRIVACY POLICY

Heartland respects its clients’ right to privacy and understands that the privacy and security of nonpublic personal information is important and, therefore, maintains safeguards reasonably designed to protect client data from unauthorized access. Heartland does not sell this information to anyone and only shares such information with others as permitted by law or for the purpose of serving your investment needs.

What information heartland collects

Heartland collects only information that is either required or necessary to provide personalized investment services. Any information you choose to provide is kept confidential and allows Heartland to:

●	Service your account;

●	Deliver products and services that may be of interest to you;

●	Prevent unauthorized access to your account;

●	Improve shareholder service; and

●	Comply with legal and regulatory requirements.

Depending on the nature of your relationship with Heartland, nonpublic personal information such as name, address, Social Security number, telephone number, and income may be collected from the following sources:

●	Information Heartland receives from you on applications or other forms, on Heartland’s website, or through other means;

●	Information Heartland receives from you through transactions, correspondence, and other communications with Heartland, Heartland affiliates, and others; and

●	Information Heartland otherwise obtains from you in connection with providing you a financial product or service.

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What information heartland Shares

Heartland does not share the information collected about its shareholders or former shareholders with any third parties, except as required or permitted by law or for the purpose of servicing shareholder needs. This means Heartland may disclose the information collected to companies who help maintain and service your account. For example, Heartland may share information with a transfer agent or clearing broker to process your securities transactions and update your accounts or to an external service provider so that your account statements can be printed and mailed. These companies are only permitted to use this information for the services for which Heartland hired them, and are not permitted to use or share this information for any other purpose. Heartland will share information with affiliates if the information is required to provide a product or service a shareholder requested. Additionally, Heartland may share information with its affiliates about shareholders or shareholder accounts in order to make shareholders aware of services and products which Heartland thinks may be of interest or value to them. Marketing from Heartland’s affiliates may also include invitations to events sponsored by them. Affiliates are companies in the Heartland group of companies, such as Heartland Advisors and other mutual funds managed by Heartland Advisors. Heartland may also disclose nonpublic personal information to government agencies and regulatory organizations when permitted or required by law.

How heartland protects your information

For your protection, Heartland restricts access to your nonpublic personal information to those individuals who need to know that information to provide products and services to you. Heartland maintains physical, electronic, and procedural safeguards that are reasonably designed to comply with federal standards to maintain the confidentiality of your nonpublic personal information. The accuracy and protection of your personal information is important to Heartland.

how to contact heartland

You may limit Heartland’s affiliates in the Heartland group of companies from marketing their products or services based on personal information that Heartland collects and shares with them. Your choice to limit marketing offers from Heartland’s affiliates will apply until you request a change to your choice. Your choice to limit marketing offers from Heartland’s affiliates will not affect your ability to receive marketing materials directly from Heartland. If you have already made a choice to limit marketing offers from Heartland’s affiliates, you do not need to act again. To limit marketing offers, contact Heartland at the telephone number listed below.

The accuracy of your personal information is important to Heartland.

You can correct, update, or confirm your personal information and limit marketing offers from Heartland’s affiliates by calling Heartland at 1-800-432-7856.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each class of shares of each Fund over the period presented (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher.

The information for the years ended December 31, 2016, 2017, 2018 and 2019 for the Funds has been audited by Cohen & Company, Ltd. (“Cohen”), the Funds’ independent registered public accounting firm. Cohen’s report, along with the Funds’ financial statements, is included in the Annual Report to Shareholders, which is available upon request, and incorporated by reference into the Statement of Additional Information. The information for the year ended December 31, 2015 for the Funds was audited by another independent registered public accounting firm.

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Financial highlights

	INCOME FROM INVESTMENT OPERATIONS(a)				DISTRIBUTIONS
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
Select Value Fund
Investor Class
December 31, 2019	$22.68	$0.23	$3.98	$4.21	$(0.22)	$(1.17)	$(1.39)	$25.50
December 31, 2018	28.09	0.35	(1.72)	(1.37)	(0.32)	(3.72)	(4.04)	22.68
December 31, 2017	28.43	0.42	3.13	3.55	(0.42)	(3.47)	(3.89)	28.09
December 31, 2016	27.08	0.32	4.91	5.23	(0.33)	(3.55)	(3.88)	28.43
December 31, 2015	31.32	0.26	(1.51)	(1.25)	(0.29)	(2.70)	(2.99)	27.08
Institutional Class
December 31, 2019	22.58	0.29	3.97	4.26	(0.28)	(1.17)	(1.45)	25.39
December 31, 2018	28.00	0.41	(1.71)	(1.30)	(0.40)	(3.72)	(4.12)	22.58
December 31, 2017	28.35	0.50	3.12	3.62	(0.50)	(3.47)	(3.97)	28.00
December 31, 2016	27.01	0.38	4.91	5.29	(0.40)	(3.55)	(3.95)	28.35
December 31, 2015	31.25	0.33	(1.50)	(1.17)	(0.37)	(2.70)	(3.07)	27.01
Mid Cap Value Fund
Investor Class
December 31, 2019	9.99	0.11	2.42	2.53	(0.10)	(0.18)	(0.28)	12.24
December 31, 2018	11.99	0.17	(1.21)	(1.04)	(0.13)	(0.83)	(0.96)	9.99
December 31, 2017	11.82	0.10	0.86	0.96	(0.09)	(0.70)	(0.79)	11.99
December 31, 2016	9.25	0.08	2.57	2.65	(0.08)	—	(0.08)	11.82
December 31, 2015	10.13	0.09	(0.80)	(0.71)	(0.07)	(0.10)	(0.17)	9.25
Institutional Class
December 31, 2019	10.00	0.15	2.41	2.56	(0.11)	(0.18)	(0.29)	12.27
December 31, 2018	11.99	0.21	(1.21)	(1.00)	(0.16)	(0.83)	(0.99)	10.00
December 31, 2017	11.82	0.13	0.86	0.99	(0.12)	(0.70)	(0.82)	11.99
December 31, 2016	9.23	0.12	2.55	2.67	(0.08)	—	(0.08)	11.82
December 31, 2015	10.15	0.11	(0.81)	(0.70)	(0.12)	(0.10)	(0.22)	9.23
Value Plus Fund
Investor Class
December 31, 2019	28.57	0.49	6.94	7.43	(0.52)	—	(0.52)	35.48
December 31, 2018	33.26	0.32	(4.69)	(4.37)	(0.32)	—	(0.32)	28.57
December 31, 2017	30.33	0.04	2.94	2.98	(0.05)	—	(0.05)	33.26
December 31, 2016	24.08	0.14	6.31	6.45	(0.20)	—	(0.20)	30.33
December 31, 2015	31.66	0.16	(5.62)	(5.46)	(0.21)	(1.91)	(2.12)	24.08
Institutional Class
December 31, 2019	28.41	0.55	6.92	7.47	(0.60)	—	(0.60)	35.28
December 31, 2018	33.10	0.39	(4.67)	(4.28)	(0.41)	—	(0.41)	28.41
December 31, 2017	30.19	0.10	2.93	3.03	(0.12)	—	(0.12)	33.10
December 31, 2016	23.97	0.15	6.30	6.45	(0.23)	—	(0.23)	30.19
December 31, 2015	31.57	0.24	(5.62)	(5.38)	(0.31)	(1.91)	(2.22)	23.97

(a)	Redemption fees represent less than $.01 on a per share basis.

(b)	Calculated using the average shares method.

(c)	Portfolio turnover rate is calculated at the Fund level.

(d)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

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		RATIOS/SUPPLEMENTAL DATA
Total Return		Net assets, end of period (in thousands)	Percentage of expenses to average net assets	Percentage of net investment income (loss) to average net assets	Percentage of expenses to average net assets before waivers	Percentage of expenses to average net assets after waivers	Percentage of net investment income (loss) to average net assets before waiver	Percentage of net investment income (loss) to average net assets after waivers	Portfolio turnover rate(c)

18.59%		$166,834	1.25%	0.90%	N/A	N/A	N/A	N/A	54%
(4.76)		162,524	1.20	1.21	N/A	N/A	N/A	N/A	37
12.42		199,636	1.23	1.42	N/A	N/A	N/A	N/A	43
19.25		221,868	1.23	1.13	N/A	N/A	N/A	N/A	49
(4.16)		245,105	1.20	0.84	N/A	N/A	N/A	N/A	40

18.91	%(d)	33,104	N/A	N/A	1.02%	0.99%	1.12%	1.15%	54%
(4.55)		29,677	N/A	N/A	0.98	0.98	1.43	1.43	37
12.69	(d)	34,401	N/A	N/A	1.01	0.99	1.70	1.72	43
19.54	(d)	42,256	N/A	N/A	1.00	0.99	1.36	1.37	49
(3.92)		47,178	N/A	N/A	0.94	0.94	1.05	1.05	40

25.30	%(d)	7,627	N/A	N/A	2.11%	1.25%	0.12%	0.98%	62%
(8.58	)(d)	5,390	N/A	N/A	2.37	1.25	0.31	1.43	49
8.11	(d)	4,823	N/A	N/A	2.50	1.25	(0.42)	0.83	51
28.67	(d)	3,998	N/A	N/A	3.22	1.25	(1.13)	0.84	76
(7.08	)(d)	2,853	N/A	N/A	3.55	1.25	(1.40)	0.90	46

25.58	%(d)	7,320	N/A	N/A	1.86%	0.99%	0.42%	1.30%	62%
(8.28	)(d)	3,211	N/A	N/A	2.28	0.99	0.39	1.68	49
8.37	(d)	2,823	N/A	N/A	2.45	0.99	(0.37)	1.09	51
28.97	(d)	2,689	N/A	N/A	3.46	0.99	(1.33)	1.14	76
(6.89	)(d)	1,723	N/A	N/A	3.41	0.99	(1.36)	1.06	46

26.02%		279,737	1.19%	1.48%	N/A	N/A	N/A	N/A	51%
(13.13)		259,304	1.18	0.94	N/A	N/A	N/A	N/A	71
9.81		352,173	1.19	0.13	N/A	N/A	N/A	N/A	75
26.77		426,486	1.19	0.56	N/A	N/A	N/A	N/A	77
(17.41)		536,809	1.16	0.53	N/A	N/A	N/A	N/A	22

26.29%		64,446	N/A	N/A	0.98%	0.98%	1.67%	1.67%	51%
(12.93)		54,169	N/A	N/A	0.95	0.95	1.15	1.15	71
10.04		69,506	N/A	N/A	0.97	0.97	0.33	0.33	75
26.89		109,010	N/A	N/A	0.97	0.97	0.61	0.61	77
(17.20)		514,613	N/A	N/A	0.90	0.90	0.81	0.81	22

42

Financial highlights

	Income from Investment Operations(a)				Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
Value Fund
Investor Class
December 31, 2019	$33.70	$0.10	$5.94	$6.04	$(0.11)	$(1.09)	$(1.20)	38.54
December 31, 2018	41.18	0.08	(5.12)	(5.04)	(0.06)	(2.38)	(2.44)	33.70
December 31, 2017	40.41	0.05	3.37	3.42	(0.04)	(2.61)	(2.65)	41.18
December 31, 2016	35.98	(0.04)	5.91	5.87	—	(1.44)	(1.44)	40.41
December 31, 2015	43.73	0.15	(4.93)	(4.78)	(0.14)	(2.83)	(2.97)	35.98
Institutional Class
December 31, 2019	34.40	0.17	6.06	6.23	(0.18)	(1.09)	(1.27)	39.36
December 31, 2018	41.98	0.15	(5.22)	(5.07)	(0.13)	(2.38)	(2.51)	34.40
December 31, 2017	41.15	0.14	3.42	3.56	(0.12)	(2.61)	(2.73)	41.98
December 31, 2016	36.56	0.02 (d)	6.01	6.03	—	(1.44)	(1.44)	41.15
December 31, 2015	44.39	0.22	(5.01)	(4.79)	(0.21)	(2.83)	(3.04)	36.56

(a)	Redemption fees represent less than $.01 on a per share basis.

(b)	Calculated using the average shares method.

(c)	Portfolio turnover rate is calculated at the Fund level.

(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

43

	Ratios/Supplemental Data
Total Return	Net assets, end of period (in thousands)	Percentage of expenses to average net assets	Percentage of net investment income (loss) to average net assets	Percentage of expenses to average net assets before waivers	Percentage of expenses to average net assets after waivers	Percentage of net investment income (loss) to average net assets before waiver	Percentage of net investment income (loss) to average net assets after waivers	Portfolio turnover rate(c)

17.96%	$598,325	1.10%	0.26%	N/A	N/A	N/A	N/A	42%
(12.15)	570,608	1.07	0.19	N/A	N/A	N/A	N/A	37
8.42	726,558	1.09	0.12	N/A	N/A	N/A	N/A	35
16.31	776,071	1.09	(0.11)	N/A	N/A	N/A	N/A	47
(11.04)	786,936	1.06	0.36	N/A	N/A	N/A	N/A	52

18.14%	55,832	N/A	N/A	0.92%	0.92%	0.43%	0.43%	42%
(11.98)	62,531	N/A	N/A	0.90	0.90	0.36	0.36	37
8.59	73,924	N/A	N/A	0.91	0.91	0.34	0.34	35
16.52	61,543	N/A	N/A	0.92	0.92	0.04	0.04	47
(10.90)	58,914	N/A	N/A	0.91	0.91	0.52	0.52	52

44

HEARTLAND FUNDS

General Information and Account/Price Information (24 hours):

1-800-432-7856

www.heartlandadvisors.com

HEARTLAND FUNDS

790 North Water Street

Suite 1200

Milwaukee, Wisconsin 53202

INVESTMENT ADVISOR

Heartland Advisors, Inc.

790 North Water Street

Suite 1200

Milwaukee, Wisconsin 53202

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street

Suite 830

Milwaukee, Wisconsin 53202

fund COUNSEL

Godfrey & Kahn, S.C.

833 East Michigan Street

Suite 1800

Milwaukee, Wisconsin 53202

independent director COUNSEL

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

If you have any questions about the Heartland Funds or would like more information, including a free copy of the Funds’ SAI, or their most recent Annual or Semiannual Reports, you may call or write ALPS Distributors, Inc. at:

ALPS Distributors, Inc.

790 North Water Street

Suite 1200

Milwaukee, Wisconsin 53202

1-800-432-7856

You may also obtain the SAI, the Funds’ most recent Annual and Semiannual Reports, Part F of Form N-PORT, and other relevant information, without charge, at Heartland Funds’ website at heartlandadvisors.com.

The SAI, which contains more information about the Funds, has been filed with the SEC, and is incorporated by reference to be legally a part of this Prospectus. Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports, which are also filed with the SEC. A complete list of the Funds’ portfolio securities is contained in the most recent Annual Report, Semiannual Report, or Part F of Form N-PORT. The Funds generally publicly file these documents, which include portfolio holdings information, within 60 days of quarter end. In the Annual and Semiannual Reports, you will also find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the prior fiscal year and six-month fiscal period, respectively.

Reports and other information regarding the Funds are available on the EDGAR database on the SEC’s Internet website (http://www.sec.gov). Additionally, copies of this information can be obtained, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-4982

45

HEARTLAND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020

Heartland Group, Inc.

790 North Water Street

Suite 1200

Milwaukee, Wisconsin 53202

1-800-432-7856

heartlandadvisors.com

Select Value Fund	Mid Cap Value Fund	Value Plus Fund	Value Fund
Share Class Ticker	Share Class Ticker	Share Class Ticker	Share Class Ticker
Investor HRSVX	Investor HRMDX	Investor HRVIX	Investor HRTVX
Institutional HNSVX	Institutional HNMDX	Institutional HNVIX	Institutional HNTVX

Heartland Group, Inc. (the “Heartland Family of Funds” or “Heartland”) is registered as an open-end, management investment company consisting of separate mutual fund series listed above (each a “Fund” and collectively, the “Funds”).  The investment advisor for the Funds is Heartland Advisors, Inc. (“Heartland Advisors” or the “Advisor”).  This Statement of Additional Information (“SAI”) relates to the Funds, each of which has a distinct investment objective and program.

This SAI is not a prospectus, but provides you with additional information that should be read in conjunction with the Prospectus for the Funds, dated May 1, 2020.  You may obtain a free copy of the Funds’ Prospectus and an account application by contacting the distributor of the Funds, ALPS Distributors, Inc. (the “Distributor”), at the street or website address, or at the telephone number, listed above for Heartland.

The financial statements of the Funds and the report of the independent registered public accounting firm thereon are incorporated by reference into this SAI from the Funds’ Annual Report to Shareholders for the year ended December 31, 2019.  See “Financial Statements.” The Funds’ Annual Report is available, without charge, by calling the Funds at the toll-free telephone number shown above or by visiting the Funds’ website at heartlandadvisors.com or on the Securities and Exchange Commission’s website at www.sec.gov.

INTRODUCTION TO THE FUNDS

Each portfolio of the Heartland Family of Funds is a separate series of Heartland Group, Inc., a Maryland corporation formed on December 19, 1986 and registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a diversified fund and has a distinct investment objective and program from the other portfolios of the Heartland Family of Funds.

The Heartland Select Value Fund commenced operations on October 11, 1996.  The Heartland Mid Cap Value Fund commenced operations on October 31, 2014.  The Heartland Value Plus Fund commenced operations on October 26, 1993.  The Heartland Value Fund commenced operations on December 28, 1984.

Heartland Advisors, Inc. (“Heartland Advisors” or the “Advisor”) serves as the Funds’ investment advisor.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Heartland Select Value Fund

The Heartland Select Value Fund seeks long-term capital appreciation.  The Fund invests primarily in common stocks whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value.  Heartland Advisors uses its strict value criteria to identify what it believes are the best available investment opportunities for the Fund.  The Fund invests in companies of all sizes, although the companies in which the Fund invests normally have market capitalizations in excess of $500 million at the time of purchase.  The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects and market conditions.

As the Fund invests in a limited number of stocks (generally 40 to 60), a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions.  This generally will increase the volatility of the Fund’s share price and investment return.

To pursue its objective, the Fund may also invest in debt securities, although under normal market conditions the Fund will not invest more than 10% of its assets in such securities.  The Fund may invest in other securities, including preferred stocks, warrants, convertible securities, foreign securities, and cash equivalents.  There are no credit quality limitations on the convertible or debt securities in which the Fund may invest.  Although not a principal investment strategy, the Fund may utilize other investments and investment techniques from time to time which may impact Fund performance, including options, futures, and other structured transactions.  The Fund is limited to 5% of its liquidation value for initial margin and premium amounts, or to an aggregate net notional value of commodity interests that does not exceed 100% of the liquidation value of its portfolio, in each case after taking into account unrealized profits and losses on futures, options, or swap positions considered non-bona fide hedging under regulations of the Commodities Futures Trading Commission (“CFTC”).

Under adverse market, economic, political, or other conditions, the Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, U.S. Government securities, and repurchase agreements.  In addition, the Fund may invest in these temporary investments under conditions when Heartland Advisors is unable to identify attractive investment opportunities.  Temporary investments in liquid reserves are not required and may not be possible because of market conditions.  Such investments also might prevent the Fund from achieving its investment objective, and from participating in market advances or declines to the same extent that it would if the Fund remained more fully invested.

In pursuing its objective, the Fund may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management.  The Fund also may employ the investment techniques described in its Prospectus and in the sections of this SAI titled “Types of Securities” and “Portfolio Management Strategies.”  The Fund’s investment objective may be changed with the approval of the Board of Directors and notice to shareholders, but without shareholder approval.

Heartland Mid Cap Value Fund

The Heartland Mid Cap Value Fund seeks long-term capital appreciation and modest current income.  Heartland Advisors considers securities in the market capitalization range of the Russell Midcap® Index as mid-capitalization companies.  The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects and market conditions.

As the Fund invests in a limited number of stocks (generally 30 to 60), a change in the value of any single holding may have a more pronounced effect on the Fund’s NAV and performance than would be the case if it held more positions.  This generally will increase the volatility of the Fund’s share price and investment return.

To pursue its objective, the Fund may also invest in debt securities, although under normal market conditions the Fund will not invest more than 10% of its assets in such securities.  The Fund may invest in other securities, including preferred stocks, warrants, convertible securities, foreign securities, and cash equivalents.  There are no credit quality limitations on the convertible or debt securities in which the Fund may invest.  Although not a principal investment strategy, the Fund may utilize other investments and investment techniques from time to time which may impact Fund performance, including options, futures, and other structured transactions.  The Fund is limited to 5% of its liquidation value for initial margin and premium amounts, or to an aggregate net notional value of commodity interests that does not exceed 100% of the liquidation value of its portfolio, in each case after taking into account unrealized profits and losses on futures, options, or swap positions considered non-bona fide hedging under regulations of the CFTC.

Under adverse market, economic, political, or other conditions, the Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, U.S. Government securities, and repurchase agreements.  In addition, the Fund may invest in these temporary investments under conditions when Heartland Advisors is unable to identify attractive investment opportunities.  Temporary investments in liquid reserves are not required and may not be possible because of market conditions.  Such investments also might prevent the Fund from achieving its investment objective, and from participating in market advances or declines to the same extent that it would if the Fund remained more fully invested.

In pursuing its objective, the Fund may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management.  The Fund also may employ the investment techniques described in its Prospectus and in the sections of this SAI titled “Types of Securities” and “Portfolio Management Strategies.”  The Fund’s investment objective may be changed with the approval of the Board of Directors and notice to shareholders, but without shareholder approval.

Heartland Value Plus Fund

The Heartland Value Plus Fund seeks long-term capital appreciation and modest current income.  The Fund invests primarily in a limited number of equity securities of smaller companies selected on a value basis.  The Fund generally invests in dividend-paying common stocks.  The Fund primarily invests in companies with market capitalizations between $250 million and $4 billion at the time of purchase.

The Fund invests in a limited number of stocks (generally 40 to 70).  Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund’s NAV and performance than would be the case if it held more positions.  This generally will increase the volatility of the Fund’s share price and investment return.

To pursue its objective, the Fund may also invest in debt securities, although under normal market conditions the Fund will not invest more than 10% of its assets in such securities.  The Fund may invest in other securities, including preferred stock, warrants, convertible securities, foreign securities, and cash equivalents.  There are no credit quality limitations on the convertible or debt securities in which the Fund may invest.  Although not a principal investment strategy, the Fund may utilize other investments and investment techniques from time to time which may impact Fund performance, including options, futures, and other structured transactions.  The Fund is limited to 5% of its liquidation value for initial margin and premium amounts, or to an aggregate net notional value of commodity interests that does not exceed 100% of the liquidation value of its portfolio, in each case after taking into account unrealized profits and losses on futures, options, or swap positions considered non-bona fide hedging under regulations of the CFTC.

Under adverse market, economic, political, or other conditions, the Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, U.S. Government securities, and repurchase agreements.  In addition, the Fund may invest in these temporary investments under conditions when Heartland Advisors is unable to identify attractive investment opportunities.  Temporary investments in liquid reserves are not required and may not be possible because of market conditions.  Such investments also might prevent the Fund from achieving its investment objective, and from participating in market advances or declines to the same extent that it would if the Fund remained more fully invested.

In pursuing its objective, the Fund may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management.  The Fund also may employ the investment techniques described in its Prospectus and in the sections of this SAI titled “Types of Securities” and “Portfolio Management Strategies.”  The Fund’s investment objective may be changed with the approval of the Board of Directors and notice to shareholders, but without shareholder approval.

Heartland Value Fund

The Heartland Value Fund seeks long-term capital appreciation through investing in small companies.  The Fund invests primarily in common stocks of small companies with market capitalizations of less than $2.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization companies, generally those with market capitalizations of less than $300 million at the time of purchase.

Investing in equity securities of smaller companies involves a higher degree of risk than investing in the securities of larger companies.  The prices of securities of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.  These risks generally increase as the size of the companies decrease.

To pursue its objective, the Fund may also invest in debt securities, although under normal market conditions the Fund will not invest more than 10% of its assets in such securities.  It may invest in other securities, including equity securities of larger companies, preferred stocks, warrants, convertible securities, foreign securities, and cash equivalents.  There are no credit quality limitations on the convertible or debt securities in which the Fund may invest.  The Fund may utilize other investments and investment techniques from time to time which may impact Fund performance, including options, futures and other structured transactions.  The Fund is limited to 5% of its liquidation value for initial margin and premium amounts, or to an aggregate net notional value of commodity interests that does not exceed 100% of the liquidation value of its portfolio, in each case after taking into account unrealized profits and losses on futures, options, or swap positions considered non-bona fide hedging under regulations of the CFTC.

Under adverse market, economic, political, or other conditions, the Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, U.S. Government securities, and repurchase agreements.  In addition, the Fund may invest in these temporary investments under conditions when Heartland Advisors is unable to identify attractive investment opportunities.  Temporary investments in liquid reserves are not required and may not be possible because of market conditions.  Such investments also might prevent the Fund from achieving its investment objective, and from participating in market advances or declines to the same extent that it would if the Fund remained more fully invested.

In pursuing its objective, the Fund may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management.  The Fund also may employ the investment techniques described in its Prospectus and in the sections of this SAI titled “Types of Securities” and “Portfolio Management Strategies.”  The Fund’s investment objective may be changed with the approval of the Board of Directors and notice to shareholders, but without shareholder approval.

TYPES OF SECURITIES

The following information supplements the discussion of the Funds’ investments described in the Prospectus.

Illiquid Securities

The Funds have implemented a liquidity risk management program and related procedures to identify illiquid securities pursuant to Rule 22e-4 of the 1940 Act, and the Board of Directors has approved the administrator of the liquidity risk management program.  Under the liquidity risk management program, each Fund may invest in illiquid securities; however, no Fund may acquire illiquid securities if, as a result, more than 15% of the value of the Fund’s net assets would be invested in such securities.  A determination of whether a security is illiquid is based upon guidelines contained in the Funds’ liquidity risk management program and depends upon relevant facts and circumstances.  Under the Funds’ liquidity risk management program, the term “illiquid security” means a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.  Illiquid securities generally include securities subject to restrictions on resale as a matter of contract or law, interest only and principal only mortgage backed securities issued by private issuers and repurchase agreements maturing in more than seven days.  The Board of Directors will review no less frequently than annually a written report prepared by the administrator of the Funds’ liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation.

Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act, may be considered to be liquid under the Funds’ liquidity risk management program.  These Rule 144A securities deemed to be liquid are not treated as being subject to the limitation on illiquid securities.  Securities purchased by a Fund in private placement transactions are subject to resale restrictions under securities laws and typically are not publicly traded and may be difficult to sell.  Because there is generally no public market for these securities, there may be less information publicly available and, thus, it may be difficult to determine their fair value.  Accordingly, securities acquired in private placements are generally presumed to be illiquid.

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering.  Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

The Funds may invest in securities that are issued by privately held companies, which are not subject to reporting requirements of the SEC, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting.  The securities of privately held companies are generally considered illiquid.

To the extent it invests in illiquid or restricted securities, a Fund may encounter difficulty in determining a market value for such securities.  Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a Fund to sell such an investment promptly and at an acceptable price.  In addition, if a Fund holds a material percentage of its assets in illiquid or restricted securities, it may experience difficulty meeting its redemption obligations.

Foreign Investments and Currencies

In considering whether to invest in the securities of a foreign company, Heartland Advisors considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Fund will be invested in foreign companies and countries and Depositary Receipts (“DRs”) will fluctuate from time to time within the limitations described in the Prospectus, depending on Heartland Advisors’ assessment of prevailing market, economic and other conditions.

Each Fund may invest up to 25% of its assets directly in foreign securities or securities of U.S. companies whose revenue or operating income is derived primarily from outside of the U.S. and may invest without limitations in foreign securities through American Depositary Receipts (“ADRs”).  Investments in DRs and foreign securities involve certain inherent risks, including the following:

Depositary Receipts.  Each Fund may invest its assets in securities of foreign issuers in the form of DRs, including ADRs and Global Depositary Receipts (“GDRs”), which are securities representing securities of foreign issuers.  A purchaser of unsponsored DRs may not have complete voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored DR.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  Generally, GDRs, in registered form, are denominated in foreign currency and are designed for use in the foreign securities markets.  GDRs are receipts typically issued by a foreign bank or trust company evidencing ownership of the underlying securities.  The Funds are not subject to any limitations specific to ADRs.  For purposes of the Funds’ investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.”  Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated.  Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.  Other geopolitical events may also cause market disruptions.  It is possible that geopolitical events could have an adverse effect on the value of a Fund’s investments.

Currency Fluctuations.  Each Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Heartland Advisors expects that many foreign securities in which the Funds may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.  Furthermore, the United States imposes a 30% withholding tax under the Foreign Account Tax Compliance Act (“FATCA”) (generally non-refundable) on certain payments to certain foreign entities, which could affect a Fund’s return on a foreign portfolio security.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of trading and maintaining the custody of foreign securities may be higher.

Emerging Markets Risk.  The risks of foreign investments typically are greater in emerging and less developed markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss.  Their securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in the developed markets.  Emerging market countries also are more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.  Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious, and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.  High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Passive Foreign Investment Companies

Each Fund may invest in stocks of foreign companies that are classified under the Internal Revenue Code of 1986, as amended (the “Code”), as passive foreign investment companies (“PFICs”), if that stock is otherwise a permissible investment for the Fund.  In general, a foreign company is classified as a PFIC if it meets either of the following tests:  (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Unless a Fund makes a “qualified electing fund” (QEF) election or a “mark-to-market” election as described below, the Fund generally will be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any “excess distribution” received on the stock of a PFIC; or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year.  This interest charge and ordinary income tax treatment will apply even if the Fund distributes such income to its shareholders.  Any portion of a PFIC distribution that is not an “excess distribution” will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to the Funds to the extent they distribute that income to their shareholders.

A Fund may avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes an election to treat the particular PFIC as a QEF, if this election is made for the first taxable year in which the Fund owns stock of such PFIC.  If a Fund invests in a PFIC and makes such a QEF election, the interest charge and other adverse tax consequences of PFIC status described above will not apply with respect to such PFIC.  Instead, the Fund will be required to include in the Fund’s income each year the Fund’s pro rata share of the QEF’s annual ordinary earnings and net capital gain (which such Fund may have to distribute to satisfy the distribution requirement under Subchapter M of the Code to maintain its status as a regulated investment company (“Distribution Requirement”), even if the QEF does not distribute those earnings and net capital gain to the Fund).  In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

A Fund may also avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes a “mark-to-market” election with respect to the stock of a particular PFIC, if this election is made for the first taxable year in which the Fund owns stock of such PFIC.  “Marking-to-market,” in this context, means including in the Fund’s ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over such Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.  The QEF election and the mark-to-market election may accelerate the recognition of income by a Fund (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.  Making either of these elections therefore may require a Fund to liquidate other investments to meet its Distribution Requirement (including when it may not be advantageous for a Fund to liquidate such investments), which may accelerate the recognition of gain and affect a Fund’s total return.

Custodial Receipts and Participation Interests

Each Fund may invest in custodial receipts which represent ownership in future interest or principal payments, or both, on certain securities that are underwritten by securities dealers or banks.

Each Fund may also invest in participation interests in securities.  Participation interests give a Fund an undivided interest in a security in the proportion that the Fund’s participation interest bears to the principal amount of the security.

Derivative Instruments

Each Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency.  In particular, each Fund may engage in transactions in options, futures contracts, options on futures contracts, and hybrid instruments to (a) hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) manage exposure to changing interest rates (duration management), (c) enhance total return or (d) to invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investments against price fluctuations.  Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure.  Options and futures may be combined with each other in order to adjust the risk and return characteristics of a Fund’s overall strategy.  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the underlying securities.  Holding long futures or call option positions will lengthen the duration of a Fund’s portfolio by approximately the same amount of time that holding an equivalent amount of the underlying securities would.

Writing Covered Options.  Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated.  A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date).  A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date.

The term “covered” means that a Fund will (a) in the case of a call option, own the asset subject to the option or have an unconditional right to purchase the same underlying asset at a price equal to or less than the exercise price of the “covered” option or, in the case of a put option, have an unconditional right to sell the same underlying asset at a price equal to or greater than the exercise price of the “covered” option, or (b) establish and maintain, for the term of the option, a segregated account consisting of cash or other liquid assets, either of which may be quoted or denominated in any currency, having a value at least equal to the Fund’s obligation under the option, or (c) purchase an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.  A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options.  Through receipt of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying asset in return for the exercise price, even if its current value is greater, a call writer gives up some ability to participate in the price increases in the underlying asset.  Conversely, if the price of the underlying asset rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received for writing the put because it did not own the underlying asset and therefore would not benefit from the appreciation in price.  If the price of the underlying asset falls, the put writer would expect to suffer a loss, which could be substantial, because a put writer must be prepared to pay the exercise price for the option’s underlying asset if the other party to the option chooses to exercise it.  However, the loss should be less than the loss experienced if a Fund had purchased the underlying asset directly because the premium received for writing the option will mitigate the effects of the decline.

A Fund may enter into closing transactions with respect to options by purchasing an option identical to the one it has written (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for over-the-counter, or “OTC” options).  A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market; however, there can be no assurance that such a market will exist at any particular time or that a Fund will be able to effect such closing transactions at a favorable price.  In addition, although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at any time prior to its expiration or that the Fund will be able to effect such closing transactions at a favorable price.

Purchasing Options.  Each Fund may purchase put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated.  A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease, in the market value of securities or currencies of the type in which it may invest.  A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options).  A Fund may also exercise such options or allow them to expire.

A Fund would normally purchase call options in anticipation of an increase in the market value of the underlying assets.  As the holder of a call option, a Fund has the right to purchase the underlying asset at the exercise price at any time during the option period.  A call buyer typically attempts to participate in potential price increases of the underlying asset with risk limited to the cost of the option, including the premium paid and transaction costs, if such asset prices fall.  At the same time, the buyer can expect to suffer a loss if such asset prices do not rise sufficiently to offset the cost of the option.

A Fund would normally purchase put options in anticipation of a decrease in the market value of the underlying assets.  As the holder of a put option, a Fund has the right to sell the underlying asset at any time during the option period.  A Fund may also purchase put options on a security or currency related to its investments as a defensive technique in order to protect against an anticipated decline in the value of the underlying asset.  Such hedge protection is provided only during the life of the put option when a Fund, as holder of the put option, is able to sell the underlying asset at the put exercise price regardless of any decline in the underlying asset’s market price.  The premium paid for the put option and any transaction costs would reduce any gain otherwise available for distribution when the asset is eventually sold.

Futures Contracts.  Each Fund may purchase and sell futures contracts, including, but not limited to, interest rate, index, or foreign currency futures contracts that are traded on a recognized U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.  A Fund may engage in transactions in futures contracts for “short” hedging or “long” strategies as described below.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date.  When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date.  The price at which the purchase and sale will take place is fixed when a Fund enters into the contract.  While a Fund may make or take delivery of the underlying instrument whenever it appears economically advantageous to do so, positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or loss as discussed below.

A Fund may take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of the Fund’s portfolio securities.  As part of its hedging strategy, a Fund may sell futures contracts on (i) securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities, (ii) currencies in which its portfolio securities are quoted or denominated or on one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies, or (iii) other financial instruments, securities indices or other indices, if, in the opinion of Heartland Advisors, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and such futures contracts.  A successful short hedging position would result in any depreciation in the value of portfolio securities being substantially offset by appreciation in the value of the futures position.  Conversely, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Each Fund may also take a “long” position in the futures market by purchasing futures contracts.  This strategy would be employed, for example, when interest rates are falling or securities prices are rising and a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.  A Fund may also purchase futures contracts to alter the investment characteristics of or currency exposure associated with portfolio securities, as a substitute for transactions in securities or foreign currencies, or to gain or increase exposure to a particular securities market or currency.

The purchaser of a futures contract is not required to pay for and the seller of a futures contract is not required to deliver the underlying instrument unless the contract is held until the delivery date.  However, upon entering into a futures contract, and to maintain an open position in futures contracts, a Fund would be required to deposit “initial margin” in a segregated account in the name of the executing futures commission merchant when the contract is entered into.  The initial margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on initial margins that may range upward from less than 5% of the value of the contract being traded.  There may be certain circumstances, such as periods of high volatility, that cause an exchange to increase the level of a Fund’s initial margin payment.  Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing to a Fund, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction assuming all contractual obligations have been satisfied.

Each day that a Fund has an open position in a futures contract or an option on a futures contract it will pay or receive cash, called “variation margin,” to or from the futures broker equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin paid or received by a Fund does not represent a borrowing or a loan, but rather represents settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day.  When a Fund purchases an option on a future, all that is at risk is the premium paid plus transaction costs.  Alternatively, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  A Fund may be required to sell securities at a time when such sales are disadvantageous in the event a Fund has insufficient cash to meet daily variation margin requirements.  In computing daily NAV, each Fund will mark to market the current value of any open futures contracts.  The Funds expect to earn interest income on their margin deposits.

Futures contracts can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available; however, there can be no assurance that such a market will exist at any particular time or that a Fund will be able to effect such closing transactions at a favorable price.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date.  If a Fund closes out an open futures contract by entering into an offsetting futures contract, and the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss.  Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, a Fund realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument.  Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly.  When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.  Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.  Movements in the prices of futures contracts or options on futures contracts may not correlate perfectly with movements in the prices of the underlying instruments due to certain characteristics of the futures markets.  In particular, daily variation margin calls may cause certain participants in futures markets to liquidate futures or options on futures contracts positions to avoid being subject to further calls.  These liquidations could distort the normal price relationship between the futures or options and the underlying instruments by increasing price volatility.  Temporary price distortion may also be caused by increased participation by speculators in the futures markets as a result of initial margin deposit requirements being less onerous than in the securities markets.

Limitations on Futures and Options on Futures Transactions.  The Funds will engage in transactions in futures contracts and options thereon either for bona fide hedging purposes or to seek to increase total return, in each case in accordance with the rules and regulations of the CFTC.  To the extent a Fund engages in transactions in futures contracts and options thereon and other commodity interests such as certain swap contracts, it will do so only in accordance with certain CFTC exemptive provisions under which Heartland has claimed an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and therefore, Heartland is not subject to registration or regulation as a commodity pool operator under the CEA.  A Fund may hold positions in futures contracts and related options and other commodity interests that do not qualify as bona fide hedging positions if, as a result, the sum of initial margin deposits and premiums paid to establish such positions, after taking into account unrealized profits and unrealized losses on such contracts, does not exceed 5% of the Fund’s liquidation value; provided, however, that in the case of an option which is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation; or if the aggregate net notional value of the Fund’s commodity interests does not exceed 100% of the liquidation value of its portfolio, after taking into account unrealized profits and losses on such contracts.

Combined Positions.  Each Fund may purchase and write options in combination with another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one exercise price and buying a call option at a lower price, in order to reduce the risks of the written call option in the event of a substantial price increase.  Because combined positions involve multiple trades, they may result in higher transaction costs and may be more difficult to open and close out.

Risks in Options and Futures Transactions.  Options and futures can be highly volatile investments and involve certain risks.  A decision about whether, when, and how to use options and futures involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends.  Successful options and futures strategies require the ability to predict future movements in securities prices, interest rates, and other economic factors.  There are significant differences between the securities markets, the currency markets, and the options and futures markets that could result in an imperfect correlation between markets, causing a given transaction not to achieve its objectives.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect prices of the underlying instruments the same way.  Imperfect correlation may also result from different levels of demand in the options and futures markets and the markets for the underlying instruments, from structural differences in how options and futures, on the one hand, and securities, on the other hand, are traded or from imposition of daily price fluctuation limits or trading halts or suspensions by an exchange.  If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly.  A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures positions will not track the performance of the Fund’s other investments.  For example, even the use of an option or a futures contract on a securities index may result in an imperfect correlation since the index generally will be composed of a much broader range of securities than the securities in which a Fund likely is to be invested.  To the extent that a Fund’s options or futures positions do not match its current or anticipated investments, there is an increased risk that the options or futures positions will not track performance of the Fund’s other investments.  Moreover, a Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

Because of the low margin deposits required, futures trading involves a high degree of leverage.  A relatively small price movement in futures contracts could result in an immediate and substantial gain or loss to a Fund.  Therefore, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract by a Fund.

There can be no assurance that a liquid secondary market will exist for any particular options or futures contracts at any particular time.  On volatile trading days when the price fluctuation limit is reached or a trading halt or suspension is imposed, it may be impossible for the Fund to enter into new positions, close out existing positions, or dispose of assets held in a segregated account.  These events may also make an option or futures contract difficult to price.  If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and potentially require a Fund to continue to hold the position until delivery or expiration regardless of changes in its value.  As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.  Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Federal Tax Treatment of Options and Futures Contracts.  The Funds may enter into certain options and futures contracts which may or may not be treated as Section 1256 contracts or straddles under the Code.  Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of a Fund’s fiscal year and any gains or losses will be recognized for federal income tax purposes at that time.  Generally, such gains or losses and gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument.  A Fund will be required to recognize net gains or losses on such transactions when determining the Fund’s Distribution Requirement even though it may not have closed the transaction and received cash to pay such distribution.

An options or futures contract may be considered a position in a straddle for tax purposes, in which case a loss on any position in the straddle may be subject to deferral to the extent of unrecognized gain in an offsetting position.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income (that is, dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies).  Options, futures, and forward foreign exchange contracts entered into for an investment purpose are qualifying income.  See “Portfolio Management Strategies – Foreign Currency Transactions” for a discussion of forward foreign exchange contracts.

The Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities.  Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales, “offsetting notional principal contracts” (as defined by the Code),  futures contracts, or “forward contracts” (as defined by the Code) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property.  Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

Convertible Securities

Convertible securities in which the Funds may invest include any bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying common stock upon exercise of the conversion right, while generally earning higher current income than would be available if the common stock were purchased directly.  In determining whether to purchase a convertible security, Heartland Advisors will look to the conversion feature and consider substantially the same investment criteria it would consider if purchasing the underlying common stock.  However, these securities will nevertheless be subject to the same quality and investment limitations applicable to the Funds’ investments in debt securities.

The value of a convertible security is a function of its “investment value,” which is determined by its yield in comparison with the yields of other securities of comparable quality and maturity that do not have the conversion privilege, and its “conversion value,” which is the security’s worth if converted into the underlying common stock.  Investment value is typically influenced by interest rates and the credit standing of the issuer.  Conversion value is determined by the market price of the underlying common stock and generally decreases as the convertible security approaches maturity.

Investment Companies

Each Fund may invest in the securities of other investment companies, including unit investment trusts, closed-end management companies, or exchange-traded funds (“ETFs”) (as discussed below), as permitted under the 1940 Act.  At present, subject to certain exceptions, the 1940 Act provisions limit a Fund so that, immediately after purchase or acquisition, (a) no more than 10% of its total assets may be invested in securities of other investment companies, (b) it may not own securities of any one investment company having a value in excess of 5% of the Fund’s total assets, and (c) it may not own more than 3% of the total outstanding voting stock of any one investment company.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses of the Fund.

Exchange-Traded Funds

Each Fund may invest in securities of ETFs. ETFs are similar to traditional mutual funds, except that their shares trade throughout the trading day in the secondary brokerage market, much like stocks of public companies.

ETFs have their own operating expenses that are deducted from their assets and, thus, are borne by the shareholders of the ETF. Accordingly, a Fund that invests in an ETF will bear its share of the operating expenses of the ETF in which it invests. As a result, shareholders of the Fund will bear two layers of operating expenses to the extent the Fund invests in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a traditional mutual fund such as the risk that the prices of the securities owned by the ETF will go down.

In addition to the risks described above, an investment in an ETF is also subject to the following risks that do not apply to an investment in a traditional mutual fund: (1) the market price of the ETF may trade at a discount to its NAV; (2) an active trading market for an ETF’s securities may not develop or be maintained, which may result in issues with liquidity of the ETF shares; or (3) trading of an ETF’s securities may be halted if the listing exchange’s officials deem such action appropriate, the shares or interests are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halt trading in general.

The market prices of shares of ETFs fluctuate in response to changes in NAV and supply and demand for such shares and include a bid-ask spread charged by the exchange specialists, market makers or other participants and trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of an ETF may trade at a discount to NAV. In particular, the following circumstances may impact the market price of the shares of ETFs: (1) in times of market stress, market makers may step away from their role of market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of the shares and an ETF’s NAV; (2) to the extent authorized participants (“APs”) exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the shares, which can lead to differences between the market price of the shares and an ETF’s NAV; (3) the market price for the shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the shares than an ETF’s NAV, which is reflected in the bid and ask price for shares or in the closing price; (4) when all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the shares and an ETF’s NAV; and (5) in stressed market conditions, the market for the shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio.

Trading in shares of ETFs on the stock exchange where they are listed for trading (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the shares.

Each Fund may invest in ETFs that Heartland Advisors determines are appropriate to help achieve the Fund’s investment objective or otherwise are consistent with its investment program and restrictions. On occasion, the underlying investments of an ETF in which a Fund invests may not comply with some of the investment restrictions described in the section of this SAI titled “Types of Securities.” However, in all cases, the underlying investments of the ETF will comply with the Fund’s fundamental investment restrictions.

Swap Agreements

Each Fund may enter into swap agreements and may purchase or sell related caps, floors, and collars. It would enter into these transactions primarily to preserve a desired return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of, or the currency exchange rate applicable to, securities it anticipates purchasing at a later date. The Funds intend to use these techniques for hedging purposes and not for speculation.

Swap agreements are generally individually negotiated agreements, primarily entered into by institutional investors, in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (that is, the return on, or increase in value of, a particular dollar amount invested at a particular interest rate) in a particular foreign currency or in a “basket” of securities representing a particular index. A Fund’s successful use of these instruments will depend, in part, on Heartland Advisors’ ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Depending on its structure, a swap agreement may increase or decrease the exposure to changes in the value of an index of securities, the value of a particular security or group of securities, or foreign currency values. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund’s investments and its NAV. The performance of a swap agreement is determined by the change in the specific currency, market index or security, or other factors that determine the amounts of payments due to and from a Fund. A Fund’s obligation under a swap agreement, which is generally equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of the segregated account consisting of cash and/or other appropriate liquid assets having a value at least as great as the commitment underlying the obligations.

Swap agreements may include interest rate caps, which entitle the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount; interest rate floors, which entitle the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

If a swap agreement calls for payments by a Fund, it must be prepared to make such payments when due. If the counterparty’s creditworthiness declines, or in the event of a default of the counterparty, the value of the swap agreement would likely decline, potentially resulting in a loss of the amount expected to receive under a swap agreement. A Fund will enter into swap agreements only with counterparties that Heartland Advisors reasonably believes are capable of performing under the swap agreements. The swap market is largely unregulated and swap agreements may be considered to be illiquid. Certain swaps are considered “commodity interests” and are subject to the limitations set forth above under “Limitations on Futures and Options on Futures Transactions.”

Hybrid Instruments

Each Fund may invest in hybrid instruments, a type of potentially high-risk derivative which combines the characteristics of futures contracts or options with those of debt, preferred equity, or a depositary instrument. Generally, a hybrid instrument will be a debt security or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, securities, currencies, intangibles, goods, articles, or commodities, or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices. Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency, or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Since hybrid instruments reflect a combination of the characteristics of futures or options with those of securities, hybrid instruments may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. Although the risks of a particular hybrid instrument will depend upon the terms of the instrument, such risks may include, without limitation, the possibility of significant changes in the benchmarks or underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer (although credit risk of the issuer is a consideration) of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets, and interest rate movements. The benchmarks and underlying assets to which hybrid instruments are linked may also result in greater volatility and market risk, including leverage risk which may occur when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce greater change in the value of the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain. In addition, hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of the particular investor. See the section of this SAI titled “Types of Securities – Derivative Instruments – Risks in Options and Futures Transactions” above.

Debt Securities

From time to time, the Advisor may conclude that a security other than an equity security presents an attractive risk/reward profile. As a result, each Fund may invest in corporate debt securities and U.S. Governmental obligations. There are no credit quality or maturity limitations on a Fund’s investments in debt securities.

The risks inherent in short-, intermediate- and long-term debt securities depend on a variety of factors, including the term of the obligations, the size of a particular offering and the credit quality and rating of the issuer, in addition to general market conditions. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. A decline in the prevailing levels of interest rates will generally increase the value of the securities held by a Fund, and an increase in rates will generally have the opposite effect.

Foreign debt securities may be subject to additional risk as foreign securities markets may be less liquid and more volatile than U.S. markets. In addition, foreign debt securities may not provide debt holders with the same rights domestic debt holders receive.

Yields on debt securities depend on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, the general economic and monetary environment, conditions in the relevant market, the size of a particular issue, maturity of the obligation, and the rating of the issue.

Debt obligations rated high and some debt obligations rated medium quality are commonly referred to as “investment-grade” debt obligations. Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations, while considered investment grade, may have some speculative characteristics, since their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers. The principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality securities entail a higher degree of risk as to the payment of interest and return of principal. Such securities are also subject to special risks, discussed below. To compensate investors for taking on such increased risk, issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, Heartland Advisors considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. Heartland Advisors also relies, in part, on credit ratings compiled by a number of nationally recognized statistical rating organizations (“NRSROs”).

All ratings considerations are made at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Funds will attempt to use comparable ratings as standards for selecting investments.

“High-Yield” Risk. Each Fund’s investment program permits it to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by Heartland Advisors to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal. Other potential risks associated with investing in high-yield securities include:

•	Effect of Interest Rates and Economic Changes. The market for lower-quality and comparable unrated securities can be negatively affected during a prolonged recession or economic downturn. Such conditions could severely disrupt the market for, and adversely affect the value of, such securities.

All interest-bearing securities typically experience price appreciation when interest rates decline and price depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of the securities is significantly greater than issues of higher-rated securities because such securities are generally unsecured and are often subordinated to their creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expense to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s NAV.

As previously noted, the value of a lower-quality or comparable unrated security generally will decrease in a rising interest rate market, and a Fund’s NAV will decline correspondingly. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation could force the Fund to sell the more liquid portion of its portfolio.

•	Credit Risk. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities, and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings, including, for example, those published by Standard & Poor’s Ratings Service (“S&P”), Moody’s Investors Service, Egan Jones, and Fitch Ratings, are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on Heartland Advisors’ credit analysis than would be the case with investments in investment-grade debt obligations. Accordingly, Heartland Advisors monitors bonds held in a Fund’s portfolio to assess and determine whether the issuers will have sufficient cash flow to meet required principal and interest payments, and to assure the continued liquidity of such bonds so that the Fund can meet redemption requests.

•	Legal Risk. Securities in which a Fund may invest are subject to the provisions of bankruptcy, insolvency, reorganization, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress, state legislatures or other governmental agencies extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to make principal and interest payments on their debt securities may be materially impaired.

From time to time, legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers may be adopted. It is anticipated that if legislation is enacted or proposed, it could have a material effect on the value of these securities and the existence of a secondary trading market for such securities.

•	Liquidity Risk. A Fund may have difficulty disposing of certain lower quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. Heartland Advisors anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security and disposition of the security may involve time-consuming negotiation and legal expense. As a result, a Fund’s NAV and ability to dispose of particular securities when necessary to meet the Fund’s liquidity needs, or in response to a specific economic event, may be affected.

U.S. Government Obligations. Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities, and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Floating and Variable Rate Securities. Each Fund may invest in securities which offer a variable or floating rate of interest. Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable rate securities, on the other hand, provide for automatic establishment of a new interest rate at fixed intervals. Interest rates on floating and variable rate securities are based on a designated rate or a specified percentage thereof, such as a bank’s prime rate.

Floating or variable rate securities typically include a demand feature entitling the holder to demand payment of the obligation on short notice at par plus accrued interest. Some securities which do not have floating or variable interest rates may be accompanied by puts producing similar results and price characteristics. The issuer of these securities normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days’ notice to the noteholders. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, a Fund may consider the instrument’s maturity to be shorter than its stated maturity.

Deferrable Subordinated Securities. Certain securities may be issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed by rating agencies and bank regulators as possessing certain “equity-like” features. However, the securities are treated as debt securities by market participants, and each Fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. Each Fund may invest in these securities to the extent their yield, credit and maturity characteristics are consistent with the Fund’s investment objective and strategies.

Inflation-Indexed Bonds. Each Fund may invest in inflation-indexed bonds issued by the U.S. Government, its agencies or instrumentalities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, as a result, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. If any such downward adjustment in the principal value of an inflation-indexed bond exceeds the interest otherwise includable in a Fund’s gross income for the relevant tax year, the excess will be treated as an ordinary loss to the extent of prior year net interest inclusions from such bond.

If the periodic adjustment rate measuring inflation increases, the principal value of inflation-indexed bonds will be adjusted upward and, as a result, the interest payable on these securities (calculated with respect to a larger principal amount) will be increased. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income and will be includable in a Fund’s gross income in the period in which it accrues, even though investors do not receive their principal until maturity, subject to offset against any tax loss carryforwards from earlier tax years. There can be no assurance that the applicable inflation index for the security will accurately measure the real rate of inflation (or deflation) in the prices of goods and services.

Mortgage-Related and Asset-Backed Securities. Mortgage-related securities in which the Funds may invest include mortgage pass-through securities and derivative mortgage securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. These securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

In general, mortgage-related and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until the entire principal amount comes due at maturity, payments on certain mortgage-related and asset-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal on mortgage-related and asset-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets. Prepayments may result in early payment of the applicable mortgage-related or asset-backed securities. In that event, a Fund may be unable to invest the proceeds from the early payment of the mortgage-related or asset-backed securities in an investment that provides as high a yield as the mortgage-related or asset-backed securities that were repaid early. Consequently, early payment associated with mortgage-related and asset-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. During periods of falling interest rates, the rate of prepayments generally tends to increase, thereby tending to decrease the life of mortgage-related and asset-backed securities. During periods of rising interest rates, the rate of prepayments generally decreases, thereby tending to increase the life of mortgage-related and asset-backed securities. If the life of a mortgage-related or asset-backed security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

Mortgage-related and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. During periods of declining interest rates, prepayments likely would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Prepayments may cause losses in securities purchased at a premium. At times, some of the mortgage-related and asset-backed securities in which a Fund may invest may have higher than market yields and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium. In addition, the value of mortgage-related and asset-backed securities may change due to changes in the market’s perception of the creditworthiness of the issuer, and the mortgage-related and asset-backed securities markets in general may be adversely affected by changes in governmental regulation or tax policies.

Certain characteristics of adjustable rate mortgage securities (“ARMs”) may make them more susceptible to prepayments than other mortgage-related securities. Unlike fixed rate mortgages, the interest rates on adjustable rate mortgages are adjusted at regular intervals, generally based on a specified, published interest rate index. Investments in ARMs allow a Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and potentially shorter duration characteristics than longer-term fixed rate mortgage securities. The extent to which the values of ARMs fluctuate with changes in interest rates will depend on the frequency of the interest resets on the underlying mortgages, and the specific indices underlying the ARMs, as certain indices closely mirror market interest rate levels and others tend to lag changes in market rates.

ARMs will frequently have caps and floors which limit the maximum amount by which the interest rate on the underlying mortgage loans may move up or down during each adjustment period and over the life of the loan. Interest rate caps on ARMs may cause them to decrease in value in an increasing interest rate environment and may also prevent their income from increasing to levels commensurate with prevailing interest rates. Conversely, interest rate floors on ARMs may cause their income to remain higher than prevailing interest rate levels and result in an increase in the value of such securities. However, this increase may be tempered by an acceleration of prepayments. In general, ARMs tend to experience higher levels of prepayment than other mortgage-related securities. During periods of favorable interest rate environments, holders of adjustable rate mortgages have greater incentives to refinance with fixed-rate mortgages in order to avoid interest-rate risk. In addition, significant increases in the index rates used for adjustment of the mortgages may result in increased delinquency, default and foreclosure rates, which in turn would increase the rate of prepayment on the ARMs.

Collateralized mortgage obligations (“CMOs”) are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying other mortgage-related securities. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile and the market for certain CMOs may not be as liquid as the market for other securities in general.

Similarly, prepayments could also result in losses on stripped mortgage-backed and asset-backed securities. Stripped mortgage-backed and asset-backed securities are commonly structured with two classes that receive different portions of the interest and principal distributions on a pool of loans. A Fund may invest in both the interest-only or “IO” class and the principal-only or “PO” class. The yield to maturity on an IO class of stripped mortgage-backed or asset-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater-than-anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Complex instruments such as CMOs and stripped mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, potentially making their price highly volatile.

The secondary market for stripped mortgage-backed and asset-backed securities may be more volatile and less liquid than that for other securities, potentially limiting the Funds’ ability to obtain market quotations for those securities or to buy or sell those securities at any particular time.

It is anticipated that certain entities may create loan pools offering pass-through investments in addition to the types discussed above, including securities with underlying pools of derivative mortgage-related and asset-backed securities. As new types of mortgage-related and asset-backed securities are developed and offered to investors, Heartland Advisors will, consistent with each Fund’s objective and investment policies, consider making investments in such new types of securities.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities. Each Fund may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of the zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to satisfy the Distribution Requirement and avoid a federal excise tax, a Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which could occur in periods of adverse market conditions, in order to generate cash to meet these distribution requirements.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. For example, certain debt securities in which a Fund may invest may include securities whose interest rates are determined by reference to one or more specific financial indicators, such as the London Interbank Offered Rate (LIBOR), resulting in a security whose interest payments tend to rise and fall together with the financial indicator. Indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified underlying instrument’s value increases, resulting in a security that performs similarly to the underlying instrument, or their maturity value may decline when the underlying instrument increases, resulting in a security whose price characteristics are similar to a put on the underlying instrument.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

The market for indexed securities may be thinner and less active than the market for securities in general, which can adversely affect the prices at which indexed securities are sold. Judgment plays a greater role in valuing certain indexed securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability to value accurately indexed securities and a Fund’s ability to dispose of these securities.

LIBOR Transition Risk

A Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate for interest rate calculations. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds cannot yet be determined. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present risks for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences. The transition process may lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR or fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, adversely affecting a Fund’s performance. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Loan Interests

Each Fund may invest in loan interests, which are interests in amounts owed by a municipality or other borrower to lenders or lending syndicates. Loan interests purchased by a Fund will vary in maturity, may be subject to restrictions on resale, are not readily marketable and may be secured or unsecured. They involve the risk of loss in case of default or bankruptcy of the borrower or, if in the form of a participation interest, the insolvency of the financial intermediary. If a Fund acquires a loan interest under which the Fund derives its rights directly from the borrower, such loan interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Fund from the borrower. In the event that a Fund and other lenders become entitled to take possession of shared collateral being held in connection with a loan interest as a result of default or insolvency, it is anticipated that such collateral would be held in the custody of an institution for their mutual benefit.

Typically, the U.S. or foreign commercial bank, insurance company, finance company, or other financial institution that originates, negotiates and structures the loan interest (the “Agent”) administers the terms of the loan agreement. As a result, a Fund will generally rely on the Agent to receive and forward to the Fund its portion of the principal and interest payments on the loan. A Fund may also rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower, if necessary. However, a Fund may be required to perform certain tasks on its own behalf in the event the Agent does not perform certain administrative or enforcement functions.

A Fund may incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest, in the event the Agent becomes insolvent or enters into receivership or bankruptcy proceedings. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated.

Real Estate Investment Trusts

Each Fund may purchase real estate investment trusts (“REITs”), which may own real estate properties (“equity REITs”) or may make or purchase mortgages on real estate (“mortgage REITs”). REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. Equity REITs may be adversely affected by rising interest rates, which may increase the costs of obtaining financing for real estate projects or cause investors to demand a high annual yield from future distributions. Mortgage REITs may experience diminished yields during periods of declining interest rates if they hold mortgages that the mortgagors elect to prepay during such periods. In addition, the failure of a REIT in which a Fund has invested to continue to qualify as a REIT for tax purposes would have an adverse impact on the value of the Fund’s investment.

Some REITs have relatively small market capitalizations, which could increase their market volatility. REITs tend to depend upon specialized management skills and may have limited diversification causing them to be subject to risks inherent in operating and financing a limited number of properties.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.

Rights and Warrants

Each Fund may purchase rights and warrants, which are securities giving the holder the right, but not the obligation, to purchase the underlying securities at a predetermined price during a specified period or perpetually. Rights and warrants are considered more speculative than certain other types of investments because they generally have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. In addition, the prices of rights and warrants do not necessarily move parallel to the prices of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration dates.

When-Issued and Delayed-Delivery Securities; Forward Commitments

Each Fund may purchase securities on a when-issued or delayed-delivery basis, and may purchase forward commitments. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but normally the securities are not issued, and delivery and payment for such obligations normally does not take place, for a month or more after the purchase date. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. Obligations purchased on a when-issued or forward commitment basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s NAV.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, it will record the transaction and reflect the value of the obligation in determining its NAV. Each Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. A Fund will establish in a segregated account, or earmark as segregated on the books of the Fund or the Fund’s custodian, an amount of liquid assets equal to 100% of the amount of its commitment to purchase securities on a when-issued basis. These assets will be marked-to-market daily, and a Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 100% of the amount of the Fund’s commitments.

PORTFOLIO MANAGEMENT STRATEGIES

The following information supplements the discussion of the Funds’ investment objectives and policies in the Prospectus.

Borrowing

The extent to which a Fund will borrow will depend, among other things, on market conditions and interest rates. Each Fund may borrow from any bank for temporary purposes. A borrowing is presumed to be for temporary purposes if it is repaid by the Fund within 60 days and is not extended or renewed. Each Fund may also borrow for other purposes such as facilitating the management of its investment portfolio and making other investments or engaging in other transactions permissible under the 1940 Act which may be considered a borrowing (such as dollar rolls and reverse repurchase agreements). The Funds may enter into a line of credit with a bank for temporary, emergency or other purposes, such as, without limitation, to meet redemption requests in situations where borrowing may be preferable to the liquidation of portfolio securities. Borrowing may result in interest expense on the amount borrowed and other fees and expenses for the borrowing Fund which may impact such Fund’s net expenses.

Foreign Currency Transactions

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Funds may engage in foreign currency transactions on a spot, or cash, basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts (“forward contracts”). Forward contracts are contractual obligations to purchase or sell a specific currency at a future date (or within a specified time period) at a price set at the time of the contract. These contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

The Funds may use these instruments for hedging or any other lawful purpose consistent with their investment objectives.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

In addition, when Heartland Advisors believes that the currency of a particular foreign country may suffer a substantial decline against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency it holds.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, Heartland Advisors believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Successful use of forward currency contracts will depend on Heartland Advisors’ skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Heartland Advisors anticipates. For example, if a currency’s value rose at a time when Heartland Advisors had hedged a Fund by selling that currency in exchange for U.S. dollars, the Fund would be unable to participate in the currency’s appreciation. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, a Fund’s use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by a Fund. There is no assurance that Heartland Advisors’ use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

Forward foreign exchange contracts may or may not be treated as Section 1256 contracts or straddles under the Code. See “Types of Securities – Derivative Instruments – Federal Tax Treatment of Options and Futures Contracts.”

Lending Portfolio Securities

Each Fund may lend its portfolio securities to institutional investors or broker-dealers up to a maximum of one-third of its total assets, where such loans are callable at any time and are continuously secured by collateral consisting of cash or liquid assets at least equal to the value of the security lent. The collateral received by a Fund may be invested in government securities, money-market instruments, or other short-term debt instruments. A Fund receives amounts equal to earned income for having made the loans, net of certain fees. A Fund is the beneficial owner of the loaned securities in that any gain or loss in the market price during the loan period inures to the Fund. Thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. In determining whether to lend its portfolio securities, a Fund takes into account the creditworthiness of the borrower since the Fund could experience costs and delays in recovering loaned securities or exercising its rights to the collateral in the event of bankruptcy of the borrower. A Fund may pay a fee to placing brokers in connection with loans of its portfolio securities. Lending portfolio securities involves risks, including, but not limited to, that the borrower may fail to return the securities or provide additional collateral, as required. Also, voting rights with respect to loaned securities may pass with the lending of the securities, which may limit Heartland’s ability to vote such securities. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for the Funds. In its capacity as securities lending agent, BBH, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds the collateral on behalf of a Fund engaged in securities lending and invests the cash collateral in accordance with Heartland Advisors’ instructions. BBH receives fees from the Funds and such fee will be calculated on, and deducted from, a Fund’s securities lending revenues.

In the most recent fiscal year ended December 31, 2019, BBH provided the following securities lending related services:

·	Negotiation of borrower agreements;

·	Credit review and monitoring of approved borrowers;

·	Loan negotiation;

·	Instructing custodian or subcustodians/depositories;

·	Marks to market;

·	Collateral management oversight;

·	Loan terminations/recalls;

·	Income collection;

·	Corporate action monitoring;

·	Performance/oversight reporting;

·	Reconciliation; and

·	Recordkeeping.

For the most recent fiscal year ended December 31, 2019, the Select Value Fund and Value Fund derived the following gross and net income from its securities lending activities:

	Select Value Fund	Value Fund
Gross income from securities lending activities:	$9,600	$47,971
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	(2,401)	(11,993)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	–	–
Administrative fees not included in revenue split	–	–
Indemnification fee not included in revenue split	–	–
Rebates (paid to borrower)	–	–
Other fees not included in revenue split	–	–
Aggregate fees/compensation for securities lending activities:	(2,401)	(11,993)
Net income from securities lending activities:	$7,199	$35,978

The Mid Cap Value Fund and Value Plus Fund did not engage in securities lending activities during the fiscal year ended December 31, 2019.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks or nonbank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements which mature in more than seven days will be treated as illiquid securities under the guidelines adopted by Heartland’s Board of Directors and will be subject to the Fund’s limitation on investments in illiquid securities. See “Types of Securities – Illiquid Securities” above.

Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. Each Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Heartland Advisors will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value equals or exceeds the repurchase price plus accrued interest. Since the underlying securities are not owned by a Fund but only constitute collateral for the seller’s obligation to repay the purchase price, repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of and costs in connection with the disposal of the underlying securities. Although no definitive creditworthiness criteria are used, Heartland Advisors reviews the creditworthiness of the banks and nonbank dealers with which the Funds enter into repurchase agreements to evaluate those risks. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Reverse Repurchase Agreements and Dollar Rolls

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers, under which the Fund sells a portfolio security to such party in return for cash and agrees to repurchase the instrument at a particular price and time. A Fund generally retains the right to interest and principal payments on the security. While a reverse repurchase agreement is outstanding, a Fund will establish and maintain a segregated account consisting of cash or other liquid assets, either of which may be quoted or denominated in any currency, having a value at least equal to the Fund’s obligation under the agreement.

Each Fund may also enter into dollar rolls, in which the Fund would sell securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time of entering into a dollar roll, a Fund will establish and maintain a segregated account consisting of cash or other liquid assets, either of which may be quoted or denominated in any currency, having a value at least equal to the Fund’s obligation to buy the securities.

To the extent the value of the security that a Fund agrees to purchase pursuant to a reverse repurchase agreement or a dollar roll declines, the Fund may experience a loss. Reverse repurchase transactions and dollar rolls may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. In determining whether to enter into a reverse repurchase agreement or dollar roll, a Fund will take into account the creditworthiness of the counterparty.

Short Sales

Each Fund may engage in short sales of securities under certain circumstances. Selling securities “short against the box” involves selling a security that a Fund owns (or has an unconditional right to purchase) for delivery at a specified date in the future to hedge protectively against anticipated declines in the market price of its portfolio’s securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. A Fund may also engage in short sales of securities of an issuer (“acquirer”) that has publicly announced a proposed or a pending transaction in which a portfolio security of the Fund will be converted into securities of the acquirer. A Fund will maintain a segregated collateral account with its custodian to cover open short positions in acquirer securities. If the value of an acquirer’s security sold short were to increase relative to the segregated collateral, the Fund would lose the opportunity to participate in the appreciation and may also be required to purchase additional shares of the shorted security to close out the position or settle the position in cash.

Standby Commitments

To facilitate portfolio liquidity, the Funds may obtain standby commitments from brokers, dealers or banks with respect to debt securities in their portfolios. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price, generally equal to the amortized cost of the underlying security plus accrued interest, on certain dates or within a specified period. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing its yield. Standby commitments are subject to the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, Heartland Advisors evaluates those risks by reviewing the creditworthiness of the brokers, dealers and banks from which a Fund obtains standby commitments to evaluate those risks.

Liquidity Program for Redemptions

Each Fund may participate in a program with ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a Fund. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by being prepared to purchase Fund shares, at the Fund’s closing NAV, equal to the amount of the Fund’s net redemptions on any given day. ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of the maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. When the Fund participates in the ReFlow program, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund’s shares purchased by ReFlow for the period of time that the shares remain outstanding. The Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow will purchase Institutional Class shares of the Fund and shares purchased by ReFlow through this program are not subject to the frequent trading limitation described in “Excessive Account Activity” under “Other Policies” in the Prospectus. Heartland Advisors believes during periods of unusual redemption activity it can utilize this program to help stabilize the Fund’s net assets. The Fund is not required to participate in this program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions. Unless otherwise expressly provided herein, any restriction that is expressed as a percentage is adhered to at the time of investment or other transaction; a later change in percentage resulting from changes in the value of a Fund’s assets will not be considered a violation of the restriction. Calculations based on total assets do not include cash collateral held in connection with portfolio lending activities.

Restrictions that are designated as fundamental policies cannot be changed without the majority approval of shareholders as determined under the 1940 Act. Non-fundamental restrictions may be changed by the Heartland Board of Directors without shareholder approval.

Under the 1940 Act, “majority approval of shareholders” means approval by the lesser of (1) the holders of 67% or more of a Fund’s shares represented at a meeting of shareholders at which the holders of at least 50% of a Fund’s outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares.

Fundamental Restrictions Common to the Funds

As a matter of fundamental policy, which may not be changed without shareholder approval, no Fund may:

1.       Concentration (For the Select Value, Value Plus and Value Funds). Invest more than 25% of total assets in securities of non-governmental issuers whose principal business activities are in the same industry; provided, however, that there shall be no limitation on the purchase of securities issued or guaranteed by national governments,1 their agencies or instrumentalities.

2.       Concentration (For the Mid Cap Value Fund). Invest 25% or more of total assets in securities of non-governmental issuers whose principal business activities are in the same industry; provided, however, that there shall be no limitation on the purchase of securities issued or guaranteed by national governments,1 their agencies or instrumentalities.

3.       Real Estate. Purchase or sell real estate, except the Fund may (i) acquire real estate as a result of ownership of securities or other instruments, (ii) invest in securities or other instruments backed by real estate, and (iii) invest in securities of companies that are engaged in the real estate business and those that invest in real estate, including, but not limited to, real estate investment trusts.

(1)	For so long as it is the position of the staff of the SEC that foreign governments are industries for purposes of mutual fund policies concerning concentration, they shall not be included within the types of governmental issuers excluded from the Funds’ concentration policies.

4.       Borrowing. Borrow money or property, except the Fund may (i) make investments or engage in other transactions permissible under the 1940 Act which may involve borrowing, provided that the combination of such activities shall not exceed 33⅓% of total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), and (ii) borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary purposes. Any borrowing which comes to exceed these limits shall be reduced in accordance with applicable law.

5.       Loans. Make loans, except the Fund may (i) acquire publicly distributed or privately placed debt securities and purchase debt, (ii) purchase money market instruments and enter into repurchase agreements, and (iii) lend portfolio securities. The Fund may not lend portfolio securities if, as a result thereof, the aggregate of all such loans would exceed 33⅓% of total assets taken at market value at the time of such loan.

6.       Underwriting. Underwrite the securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

7.       Senior Securities. Issue senior securities, except to the extent permitted under the 1940 Act.2

8.       Commodity Interests. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except the Fund may purchase or sell futures contracts, options on futures contracts, and other derivative instruments, and it may invest in securities or other instruments backed by physical commodities or in the securities of companies engaged in commodities businesses.

Other Fundamental Restrictions Common to the Funds

In addition to the fundamental restrictions set forth above, the Funds have fundamental policies on diversification, pledging of assets, short sales, and affiliate transactions, as described below.

Diversification. The diversification of a Fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because a Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

(2)	With respect to Fundamental Investment Limitation No. 7, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if the Funds segregates assets or otherwise covers its obligations to limit the Fund’s risk of loss, such as through offsetting positions.

The Select Value Fund (a) may not, with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (b) may not, with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

The Mid Cap Value Fund (a) may not, with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (b) may not, with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

The Value Plus Fund (a) may not, with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (b) may not invest more than 10% of the fair market value of its total assets in securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Value Plus Fund also may not purchase more than 10% of the outstanding voting securities of an issuer.

The Value Fund may not invest more than 5% of the fair market value of its assets in securities of any one issuer, except for U.S. Government agency securities and securities backed by the U.S. Government, its agencies or instrumentalities, which may be purchased without limitation. For the purposes of this limitation, the Fund will regard the entity which has the ultimate responsibility for payment of principal and interest as the issuer. The Value Fund may not purchase more than 10% of the outstanding voting securities of an issuer.

Pledging of Assets. The Select Value and Mid Cap Value Funds may not mortgage, hypothecate, or pledge any of their respective assets as security for any of their obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, futures, options, and other hedging activities. These Funds also will not pledge more than 15% of their respective net assets to secure permitted borrowings.

Each of the Value Plus and Value Funds may not pledge more than 15% of their respective net assets to secure their permitted borrowings.

Short Sales. The Value Fund may sell securities short when it either: (a) holds a long position in the same security which equals or exceeds the number of shares sold short, or (b) holds a long position in a security with respect to which there has been a public announcement of a proposed transaction that would result in the conversion of the securities so held into an equal or greater number of shares of the securities sold short; provided that the Fund may not effect any such short sale of securities if, as a result thereof, the aggregate value of all of its open short positions would exceed 5% of the Fund’s total assets, or if more than 10% of its net assets would be held as collateral for such short positions.

The other Funds do not have a fundamental restriction governing short sales.

Non-Fundamental Restrictions Common to the Funds

Each Fund’s investment objective (set forth in their Prospectus) and the following non-fundamental restrictions are subject to change by Heartland’s Board of Directors without shareholder approval.

No Fund may:

1.       Investment Companies. Purchase securities of other open-end or closed-end investment companies, except as permitted by the 1940 Act. Subject to approval by the Heartland Board of Directors, a Fund may invest all (or substantially all) of its assets in the securities of a single open-end investment company (or series thereof) with the same investment objective and substantially the same investment policies and restrictions as the Fund in connection with a “master/feeder” arrangement. The Fund and one or more other mutual funds or other eligible investors with identical investment objectives (“Feeders”) would invest all (or a portion) of its assets in the shares of another investment company (the “Master”) that had the same investment objective and substantially the same investment policies and restrictions as the Feeders. The Fund would invest in this manner in an effort to achieve economies of scale associated with having the Master make investments in portfolio companies on behalf of the Feeders.

2.       Illiquid Securities. Purchase a security if, as a result, more than 15% of net assets would be invested in illiquid securities.

3.       Margin Purchases. Purchase securities on margin, except that a Fund may (i) obtain short-term credit necessary for the clearance and settlement of purchases and sales of portfolio securities, and (ii) make margin deposits as required in connection with permissible options, futures, options on futures, short selling, and other arbitrage activities.

4.       Short Sales. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures, options on futures, or other derivative instruments are not deemed to constitute selling securities short.

5.       Concentration. For purposes of a Fund’s fundamental restriction on concentration, industries shall be determined by reference to the classifications specified in the Fund’s annual and semiannual reports. For so long as it is the position of the staff of the SEC that foreign governments are industries for purposes of such restriction, investments in foreign governments shall be so limited.

6.       Futures Contracts. Purchase a futures contract or an option on a futures contract if, with respect to positions in futures and futures options which do not represent bona fide hedging transactions, the aggregate initial margin and premium amounts exceed 5% of its liquidation value, or if the aggregate net notional value of the Fund’s commodity exceed 100% of the liquidation value of its portfolio, in either case after taking into account unrealized profits and losses on such positions.

PORTFOLIO TURNOVER

Portfolio turnover for each Fund is the ratio of the lesser of annual purchases or sales of portfolio securities by the Fund to the average monthly value of portfolio securities owned by the Fund, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of a Fund’s portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned by the Fund during the year.

For the fiscal years ended December 31, 2019 and 2018, the portfolio turnover rates for the Funds were as follows:

	2019	2018
Select Value Fund	54%	37%
Mid Cap Value Fund	62%	49%
Value Plus Fund	51%	71%
Value Fund	42%	37%

MANAGEMENT

Board of Directors

Under applicable law, the Board of Directors is responsible for the management of Heartland and provides broad supervision over its affairs. The Board elects the Officers of Heartland and hires the Funds’ service providers, including the Funds’ investment advisor, Heartland Advisors, Inc., and the distributor of the Funds’ shares, ALPS Distributors, Inc. The Board meets regularly to review, among other items, the Funds’ investments, performance and expenses. The Board annually reviews and considers approval of the continuation of the investment advisory agreement with Heartland Advisors and each Fund’s distribution plan and related distribution agreements. The Board also establishes, monitors, and periodically reviews numerous policies and procedures governing the conduct of Heartland’s business.

Officers

The Board delegates the day-to-day management of the Funds to the Officers of Heartland. The Officers manage the Funds’ daily affairs under the direction and supervision of the Board, and they prepare reports and make presentations to the Board about the Funds’ affairs at meetings of the Board and when requested by the Board from time to time.

Board Leadership Structure

The policy of Heartland is that the Chairman of the Board and at least 75% of Board members must not be “interested persons” (within the meaning of the 1940 Act) of Heartland Advisors, the Distributor, or the Funds’ transfer agent. The Independent Chairman participates in the planning of the agenda for Board meetings and presides over meetings of the Board and meetings of the Independent Directors. The Independent Chairman also generally acts as a liaison between Fund Officers and other Directors of Heartland between Board meetings. The Chairman may also perform such other functions as may be requested by the Board. The Board reviews its leadership structure regularly and believes it is appropriate and effective in light of the size of Heartland, the nature of its business, and industry practices.

The Board has delegated oversight of the Funds’ risk management to the Audit Committee of the Board. Therefore, the Board’s primary role in the risk oversight of the Funds consists of supervising the work of the Audit Committee, which the Board accomplishes by reviewing reports and observing presentations on risk oversight matters provided by the Audit Committee and providing advice to the Audit Committee when necessary. For more information on the Audit Committee’s oversight of risk, see the Section of this SAI titled “Committees of the Board – Audit Committee” below.

Directors and Officers of the Funds

The following table presents information about each Director and Officer of Heartland:

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director(2)
Independent Directors:
Ward D. Armstrong 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 01/54	Director	Since 2/08	Retired; Managing Partner, NorthRock Partners, LLC, October 2013 to July 2015; Managing Director, NorthRock Partners, a Private Wealth Advisory Practice of Ameriprise Financial, February 2010 to October 2013; Senior Vice President, Ameriprise Financial, Inc., November 1984 to May 2007; President, American Express Asset Management, 2002 to 2004; Chairman, Ameriprise Trust Company, November 1996 to May 2007.	4	Trustee, ALPS Series Trust, May 2016 to present (9 mutual funds).

Dale J. Kent 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 11/52	Director	Since 8/03	Director (part-time), R&R Insurance, since September 2017; Vice President-Capital Markets (part-time), Continental Properties Company, since February 2018; Director (part-time), Continental Properties Company, September 2017 to February 2018; Executive Vice President and Chief Financial Officer, West Bend Mutual Insurance Company, July 2002 to July 2017; Partner, Arthur Andersen LLP, 1986 to 2002; employed by Arthur Andersen LLP, in other capacities, 1974 to 1985.	4	None

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director(2)
Robert A. Rudell 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 09/48	Chairman of the Board Director	Since 1/06 Since 2/05	Retired; Chief Operating Officer, Zurich Scudder Investments, 1998 to 2002; President, Scudder Retirement Services, 1996 to 1998; employed by IDS/American Express as President in Institutional Retirement Services and other capacities, 1973 to 1996.	4	Director, Optimum Funds, May 2003 to present (6 mutual funds).
Interested Director and Officers:
William (“Will”) R. Nasgovitz(3) 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 04/78	President and Director Chief Executive Officer	Since 01/20 Since 05/12	Chief Executive Officer and Portfolio Manager, Heartland Advisors, Inc., since January 2013; Senior Vice President and Portfolio Manager, Heartland Advisors, Inc., since 2012; Director, Heartland Advisors, Inc., since November 2010; Vice President and Portfolio Manager, Heartland Advisors, Inc., 2006 to 2011; Research Analyst, Heartland Advisors, Inc., 2004 to 2006; Research Associate, Heartland Advisors, Inc., 2003 to 2004; Senior Research Associate, Cambridge Associates, LLC, 2000 to 2002.	4	None
Nicole J. Best 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 9/73	Vice President, Treasurer and Principal Accounting Officer	Since 6/11	Chief Administrative Officer, Heartland Advisors, Inc., since June 2015; Senior Vice President and Chief Financial Officer, Heartland Advisors, Inc., since May 2010; Vice President and Secretary, Heartland Group, Inc., May 2010 to June 2011; Senior Vice President, Investor Services and Markets, Brown Brothers Harriman & Co., September 2008 to May 2010; Senior Vice President and Chief Compliance Officer, Heartland Advisors, Inc. and Heartland Group, Inc., November 2005 to August 2008; Senior Vice President and Treasurer, Heartland Advisors, Inc., February 2001 to August 2006; Treasurer and Principal Accounting Officer, Heartland Group, Inc., June 2000 to November 2005. Employed by Heartland Advisors, Inc. in other capacities from 1998 to 2008. Employed by Arthur Andersen LLP, in other capacities, 1995 to 1998.	N/A	N/A

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director(2)
Vinita K. Paul 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 8/79	Vice President Chief Compliance Officer Anti-Money Laundering Officer Secretary	Since 08/08 Since 12/16; 08/08-05/16 Since 02/14 Since 04/17	Vice President and General Counsel, Heartland Advisors, Inc., since August 2009; Vice President and Chief Compliance Officer, Heartland Advisors, Inc., August 2008 to May 2016 and since December 2016; Assistant Secretary, Heartland Group, Inc., May 2016 to April 2017; Associate, Quarles & Brady LLP, November 2007 to July 2008; Vice President and Interim General Counsel, The Ziegler Companies, Inc., July 2007 to October 2007; Assistant Secretary, North Track Funds, Inc., December 2006 to October 2007; Assistant Secretary, Ziegler Exchange Traded Trust, December 2006 to October 2007; Vice President and Assistant General Counsel, The Ziegler Companies, Inc., September 2006 to July 2007; Associate, Quarles & Brady LLP, September 2004 to August 2006.	N/A	N/A

(1)	Officers of Heartland serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of Heartland serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the 1940 Act.

(2)	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

(3)	Effective January 1, 2020, William (“Will”) R. Nasgovitz replaced William (“Bill”) J. Nasgovitz as President and a Director of Heartland. Mr. Will Nasgovitz is considered to be an “interested person” (as defined in the 1940 Act) of Heartland because of his position with the Advisor. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz.

Committees of the Board

The standing committees of Heartland’s Board of Directors include an Audit Committee and a Nominating and Governance Committee. Both committees consist of all the Independent Directors, namely Ward D. Armstrong, Robert A. Rudell, and Dale J. Kent. Mr. Kent serves as chairman of the Audit Committee, and Mr. Armstrong serves as chairman of the Nominating and Governance Committee. The Board has determined that Mr. Kent is an Audit Committee financial expert.

Audit Committee. The Audit Committee is responsible for selecting the independent registered public accounting firm for the Funds and oversees the preparation of each Fund’s financial statements. In this capacity, the Audit Committee meets at least annually with the independent registered public accounting firm to discuss any issues surrounding the preparation and audit of the Funds’ financial statements. The Audit Committee also discusses with the independent registered public accounting firm the strengths and weaknesses of the systems and operating procedures employed in connection with the preparation of each Fund’s financial statements, pricing procedures and the like, as well as the performance and cooperation of staff members responsible for these functions.

The Audit Committee is primarily responsible for overseeing and evaluating Heartland’s compliance policies and procedures as well as policies with respect to risk assessment and risk management. To aid its oversight and evaluation, the Audit Committee obtains regular periodic reports and other information from Heartland’s management and Chief Compliance Officer regarding Heartland’s operations. The Audit Committee reviews and discusses the Funds’ primary risk exposures and the steps management has taken to monitor and control such risks and, when it deems necessary, communicates its thoughts on how risk assessment and risk management could be improved. While the Board provides risk oversight, the management of the Funds’ risks is carried out on a day-to-day basis by Fund management, the Advisor, and other Fund service providers. Although the risk management policies and procedures of the Advisor and other Fund service providers are reasonably designed to be effective, there can be no guarantee that they will be effective.

The Audit Committee has adopted a written charter. The Audit Committee had four (4) meetings during the fiscal year ended December 31, 2019.

Nominating and Governance Committee. The Nominating and Governance Committee nominates candidates for appointment to the Board of Directors to fill vacancies and to nominate candidates for election and re-election to the Board as and when required. The Nominating and Governance Committee generally accepts recommendations for nominations by shareholders of the Funds made within one year prior to the appointment or election of a Director. The Nominating and Governance Committee is also responsible for general governance matters of the Board, such as identifying and recommending best practices, policies, and procedures. Nominations should be sent to Heartland Group, Inc., Attention: Secretary, 790 N. Water Street, Suite 1200, Milwaukee, WI 53202. The Nominating and Governance Committee has adopted a written charter. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2019.

A brief summary of each Director’s specific experience, qualifications, attributes, and skills that led to the Nominating and Governance Committee to conclude that such person should serve as a Director for the Funds is set forth below.

Ward D. Armstrong. Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC, a financial services firm, from October 2013 until July 2015. Mr. Armstrong’s prior experience includes serving as Director of NorthRock Partners, a Private Wealth Advisory Practice of Ameriprise Financial, from 2010 to 2013, a Senior Vice President at Ameriprise Financial, Inc. from 1984 to 2007, as President of American Express Asset Management Group from 2002 to 2004, and as Chairman of Ameriprise Trust Company from 1996 to 2007. He has also served as a director on the boards of two other asset management firms, and currently serves on the board of trustees of one other mutual fund family. In addition to his many years of experience in the asset management industry generally, he has extensive experience in developing, evaluating and monitoring asset management portfolios, and Heartland believes Mr. Armstrong possesses a strong background and knowledge base in selling, marketing, and distributing mutual fund shares.

Dale J. Kent. Mr. Kent has served as a Director (part-time) for R&R Insurance since September 2017. He has served as Vice President-Capital Markets (part-time) for Continental Properties Company since February 2018, and previously served as a Director (part-time) for the company from September 2017 to February 2018. He served as the Executive Vice President and Chief Financial Officer at West Bend Mutual Insurance Company from July 2002 until July 2017, where his duties included managing a portfolio greater than $1 billion. Previously, he was a Partner at Arthur Andersen LLP from 1986 to 2002, during which time he supervised numerous audits of mutual funds and hedge funds and provided audit and related services to asset managers and securities firms. Through his many years of experience as an executive and a public accountant, Heartland believes Mr. Kent possesses a strong knowledge of accounting, compliance, and risk assessment in the mutual fund industry.

William (“Will”) R. Nasgovitz. Mr. Will Nasgovitz is the Chief Executive Officer of Heartland Advisors and the Chief Executive Officer and President of the Heartland Funds. He has served as a Portfolio Manager of the Select Value Fund since May 2006, the Mid Cap Value Fund since February 2015, and the Value Fund from February 2009 to April 2013, and again since May 2019. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. He previously served as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. Prior to joining Heartland Advisors, Mr. Will Nasgovitz was a Senior Research Associate with Cambridge Associates from 2000 to 2002. Heartland believes Mr. Nasgovitz brings significant investment industry, portfolio management and business experience to the Board, as well as institutional knowledge about Heartland Advisors and the Funds.

Robert A. Rudell. Mr. Rudell's experience includes serving as Chief Operating Officer at Zurich Scudder Investments (“ZSI”) from 1998 to 2002, where he was responsible for the systems, operations, and financial reporting of ZSI’s US investment business. He was also President of Scudder Retirement Services from 1996 to 1998 and was employed by IDS/American Express as President of Institutional Retirement Services and other capacities from 1973 to 1996. Mr. Rudell also serves on the boards of directors and audit committees of one other mutual fund family, and a private company. Besides his many years of experience in the asset management industry generally, Heartland believes Mr. Rudell brings a strong knowledge of operations, compliance, and risk assessment in the mutual fund industry.

Director Ownership of Fund Shares

The table below sets forth the dollar range of shares of the Heartland Funds owned by the Directors of Heartland as of December 31, 2019.

Name of Director	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Heartland Funds Overseen by Director
Ward D. Armstrong	Over $100,000 (Select Value) $50,001-$100,000 (Mid Cap Value) $50,001-$100,000 (Value Plus) $50,001-$100,000 (Value)	Over $100,000
Dale J. Kent	$50,001-$100,000 (Select Value) $10,001-$50,000 (Mid Cap Value) $50,001-$100,000 (Value Plus) Over $100,000 (Value)	Over $100,000
William (“Will”) R. Nasgovitz	Over $100,000 (Select Value) Over $100,000 (Mid Cap Value) Over $100,000 (Value Plus) Over $100,000 (Value)	Over $100,000
Robert A. Rudell	Over $100,000 (Select Value) $50,001-$100,000 (Mid Cap Value) Over $100,000 (Value Plus) Over $100,000 (Value)	Over $100,000

No Director who is not an interested person of Heartland, or his or her immediate family members, owned beneficially or of record, as of December 31, 2019, any securities of Heartland Advisors, the Distributor, or any person directly or indirectly controlling, controlled by, or under common control with Heartland Advisors or the Distributor.

Director Compensation

Heartland pays the compensation of the Directors who are not Officers, Directors or employees of Heartland Advisors. The following compensation was paid to the Directors who are not interested persons of Heartland Advisors for their services during the fiscal year ended December 31, 2019:

Director	Aggregate Compensation from Each Heartland Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Heartland Fund Complex Paid to Directors
Ward D. Armstrong	$8,809.95 (Select Value) $513.83 (Mid Cap Value) $14,408.90 (Value Plus) $28,267.32 (Value)	None	None	$52,000

Dale J. Kent	$9,487.64 (Select Value) $553.37 (Mid Cap Value) $15,517.28 (Value Plus) $30,441.71 (Value)	None	None	$56,000

Director	Aggregate Compensation from Each Heartland Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Heartland Fund Complex Paid to Directors
Robert A. Rudell	$10,165.32 (Select Value) $592.89 (Mid Cap Value) $16,625.65 (Value Plus) $33,616.14 (Value)	None	None	$60,000

Material Transactions with Independent Directors

No Director who is not an interested person of Heartland, or an immediate family member of such Director, has had, during the two most recently completed calendar years, a direct or indirect interest in Heartland Advisors, the Distributor, or any person directly or indirectly controlling, controlled by, or under common control with Heartland Advisors or the Distributor, which exceeds $120,000. In addition, no Director who is not an interested person of Heartland, or any immediate family members of such Director, has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was Heartland; an Officer of Heartland; an investment company (or an entity that would be an investment company but for the exclusions provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act); an officer of an investment company (or an entity that would be an investment company but for the exclusions provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act) having Heartland Advisors as its investment adviser or the Distributor as its principal underwriter or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with Heartland Advisors or the Distributor; Heartland Advisors or the Distributor; an Officer of Heartland Advisors or the Distributor; or a person directly or indirectly controlling, controlled by or under common control with Heartland Advisors or the Distributor, or an officer of any such “control” person. No Director who is not an interested person of Heartland, or immediate family member, of such a Director, has had, in the two most recently completed calendar years, a direct or indirect relationship, in which the amount involved exceeds $120,000, with any of the persons described above in this paragraph and which include payments for property or services to or from any of those persons; provision of legal services to any person specified above in this paragraph; provision of investment banking services to any person specified above in this paragraph, other than as a participating underwriter in a syndicate; or any consulting or other relationship that is substantially similar in nature and scope to the relationships detailed herein.

Portfolio Managers

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Select Value Fund	William (“Will”) R. Nasgovitz Colin P. McWey Troy W. McGlone

Mid Cap Value Fund	Colin P. McWey William (“Will”) R. Nasgovitz

Value Plus Fund	Bradford A. Evans Andrew J. Fleming

Value Fund	William (“Bill”) J. Nasgovitz William (“Will”) R. Nasgovitz

Portfolio Managers’ Compensation Structure

Each portfolio manager is a full time employee of Heartland Advisors. Heartland Advisors is responsible for paying all compensation, including various employee benefits, to the portfolio managers. Portfolio manager compensation is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions. On an annual basis, each portfolio manager receives a fixed salary based primarily on the manager’s relevant industry experience, which may be increased each calendar year. Each portfolio manager is also eligible to participate in Heartland Advisors’ 401(k) plan that is offered to all of Heartland Advisors’ full-time employees.

On an annual basis, portfolio managers are eligible, for the investment strategies they participate in, to receive a performance-based incentive, which takes into consideration the one-year, three-year and five-year performance of the strategies they manage; however, results must be in the top 50% of the respective Lipper category noted below. The initial target pool for each investment team is based on a percentage of revenues from the accounts managed. Performance, as measured against Lipper peer group performance rankings, is used to determine the multiplier applied to the initial target pool, generally from 0 to 2 times. This creates the ranking pool amount.

Each portfolio manager’s performance is measured against the benchmark as set forth in the following table:

Fund	Benchmark
Heartland Select Value Fund	Lipper Multi-Cap Value Funds Index
Heartland Mid Cap Value Fund	Lipper Mid-Cap Value Funds Index
Heartland Value Plus Fund	Lipper Small-Cap Value Funds Index
Heartland Value Fund	Lipper Small-Cap Value Funds Index

Collectively, firm wide investment performance increases or decreases the ranking pool amount, typically from 110% to 95%, respectively. Firm wide performance is measured by the asset weighted average ranking results from each of the investment teams combined. The incentive pool for each team is allocated amongst the respective investment management team members based upon individual contributions.

Each portfolio manager may be eligible for a discretionary incentive, which is based, among other factors, on the research of securities that are held or considered for purchase for the Fund, contribution to the Fund’s day-to-day management, leadership, organizational development, and the profitability of the Advisor.

Finally, the portfolio managers may also be eligible to own stock of Heartland Holdings, Inc., Heartland Advisors’ parent company.

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of each Fund owned, directly and indirectly, by each portfolio manager as of December 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Bradford A. Evans	None (Select Value) None (Mid Cap Value) Over $1,000,000 (Value Plus) None (Value)	Over $1,000,000
Andrew J. Fleming	None (Select Value) None (Mid Cap Value) $100,001 – 500,000 (Value Plus) None (Value)	$100,001 – $500,000
Troy W. McGlone	$50,001 - $100,000 (Select Value) $100,001-$500,000 (Mid Cap Value) $10,001 - $50,000 (Value Plus) None (Value)	$100,001-$500,000
Colin P. McWey	$100,001 - $500,000 (Select Value) $500,001-$1,000,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $50,001-$100,000 (Value)	Over $1,000,000
William (“Bill”) J. Nasgovitz	Over $1,000,000 (Select Value) $500,001 - $1,000,000 (Mid Cap Value) Over $1,000,000 (Value Plus) Over $1,000,000 (Value)	Over $1,000,000
William (“Will”) R. Nasgovitz	$500,001 - $1,000,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $500,001 - $1,000,000 (Value)	Over $1,000,000

Other Accounts Managed by Portfolio Managers. The following table sets forth the number of other accounts managed by the portfolio managers (excluding the Heartland Funds) within each of the following categories and the total assets (in thousands) in such accounts, as of December 31, 2019. None of the accounts managed by these portfolio managers is charged an advisory fee based on the performance of the account.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Bradford A. Evans	None	None	7 totaling $10,554.32

Andrew J. Fleming	None	None	7 totaling $10,554.32

Troy W. McGlone	None	None	88 totaling $137,011.96

Colin P. McWey	None	None	99 totaling $146,037.61

William (“Bill”) J. Nasgovitz	None	None	18 totaling $47,901.03

William (“Will”) R. Nasgovitz	None	None	117 totaling $193,938.64

Conflicts of Interest. Some, but not all, of the other accounts managed by the Funds’ portfolio managers have investment strategies similar to those employed for the Funds. Possible material conflicts of interest arising from the portfolio managers’ management of the investments of the Funds, on the one hand, and the investments of other accounts, on the other hand, include the portfolio managers’ allocation of sufficient time, energy and resources to managing the investments of the Funds in light of their responsibilities with respect to numerous other accounts, particularly accounts that have different strategies from those of the Funds; the fact that the fees payable to Heartland Advisors for managing the Funds may be less than the fees payable to Heartland Advisors for managing other accounts, potentially motivating the portfolio managers to spend more time on managing the other accounts; the proper allocation of investment opportunities that are appropriate for the Funds and other accounts; and the proper allocation of aggregated purchase and sale orders for the Funds and other accounts. These conflicts may be heightened when a portfolio manager has a personal investment in an account. Heartland Advisors has adopted comprehensive policies and procedures reasonably designed to mitigate these conflicts of interests.

Codes of Ethics

Heartland, Heartland Advisors, and the Distributor each have adopted a personal trading code of ethics under Rule 17j-1 of the 1940 Act, which are designed to prevent advisory personnel and other access persons from engaging in any fraudulent or unlawful personal trading activity, such as insider trading. The codes of ethics permit officers, directors, and employees of their respective companies to invest in securities, including securities that may be held by a Fund, subject to certain restrictions imposed by the codes to avoid actual or potential conflicts of interest.

Heartland has also adopted a code of ethics for its principal executive, financial and accounting officers as required by the Sarbanes-Oxley Act of 2002. This written code sets forth standards that are reasonably designed to deter wrongdoing and to promote honest and ethical conduct, including the ethical handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents Heartland files with the SEC and in other shareholder communications; compliance with applicable governmental laws, rules or registrations; the prompt internal reporting of violations of the code to an appropriate person; and accountability for adherence to the code.

Proxy Voting Policies

Proxy voting policies adopted by Heartland are attached to this SAI as Appendix A. These proxy voting policies describe the procedures used by Heartland Advisors (to which Heartland’s Board of Directors has delegated responsibility for proxy voting decisions) to determine how to vote proxies with respect to securities held by the Funds. Information regarding how Heartland actually voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30 is also available (1) without charge, upon request, by calling 1-800-432-7856, and on Heartland’s website at heartlandadvisors.com, and (2) on the SEC’s website at www.sec.gov.

Policy Regarding Disclosure of Portfolio Holdings

Heartland’s Board of Directors has adopted policies and procedures with respect to the disclosure of information regarding portfolio holdings of the Funds (the “Disclosure Policy”). The Board of Directors reviews the Disclosure Policy at least annually and oversees implementation of the Disclosure Policy by the Funds’ Chief Compliance Officer.

Heartland and Heartland Advisors recognize that information about the Funds’ portfolio holdings is an asset of the Funds and may constitute material, non-public information and that, without appropriate safeguards, selective disclosure of such information may run afoul of the anti-fraud provisions of the federal securities laws. In general, the Disclosure Policy is intended to prohibit the disclosure of the Funds’ portfolio holdings information except under limited circumstances as described below. In addition to broad dissemination of a Fund’s portfolio holdings (either through required filings with the SEC or website postings), the Disclosure Policy permits selective disclosure of such information in limited circumstances when it is legally required or determined to be in the best interests of shareholders of the Fund and other legitimate business reasons to do so exist and the recipients of such information are subject to a duty of confidentiality, including a duty not to trade on the basis of such information. Disclosure of portfolio holdings information, other than under the circumstances described below, requires the authorization of the Funds’ Chief Compliance Officer, subject to approval or ratification by Heartland’s Board of Directors. Conflicts of interest between the interests of the Funds’ shareholders, on the one hand, and those of Heartland Advisors or any other affiliated person of the Funds, on the other hand, with respect to the disclosures of a Fund’s portfolio holdings information are resolved by the Funds’ Chief Compliance Officer who may consult with the Independent Directors of the Funds and/or legal counsel, and then report to the Board at its next regularly scheduled meeting.

Disclosure to Service Providers. The Funds may disclose information related to the Funds’ portfolio holdings to various service providers in connection with the day-to-day operations and management of the Funds. Such disclosures are essential to the ability of such services providers to carry out their responsibilities to the Funds. Each service provider is contractually and/or ethically prohibited from further disclosing portfolio holdings information to other unaffiliated third parties, unless specifically authorized by the Funds’ Chief Compliance Officer, and from trading on the basis of such information. The frequency of disclosure to these service providers may vary, depending on the needs of these service providers for such information to function effectively. Portfolio holdings disclosure to the Funds’ investment adviser, custodian, transfer agent, and fund accountant is generally on a daily basis, with no lag. These service providers include entities such as:

●	Heartland Advisors, Inc. – the Funds’ investment adviser (daily disclosure of portfolio holdings);

●	Brown Brothers Harriman & Co. – the custodian of the Funds’ securities and other assets and the Funds’ securities lending agent (daily disclosure of portfolio holdings);

●	ALPS Fund Services, Inc. – the Funds’ transfer agent and fund accountant (daily disclosure of portfolio holdings);

●	ALPS Distributors, Inc. – the principal underwriter and distributor of shares of the Funds (disclosure of portfolio holdings generally on a quarterly basis and otherwise from time to time as needed);

●	Cohen & Company, Ltd. – an independent registered public accounting firm engaged to provide audit, audit-related, and tax services to the Funds (portfolio holdings are disclosed to this firm on a semi-annual basis in connection with the preparation of annual and semiannual reports to shareholders, and otherwise from time to time as needed);

●	Godfrey & Kahn, S.C. – legal counsel to the Funds (portfolio holdings are disclosed to this firm on a monthly or quarterly basis in connection with the preparation of regulatory filings and otherwise from time to time as needed);

●	Foley & Lardner LLP – legal counsel to the Funds’ Independent Directors (portfolio holdings are disclosed to this firm on a quarterly basis in connection with the preparation of Board materials and otherwise from time to time as needed);

●	Glass Lewis & Co. – a proxy voting service used by the Funds (portfolio holdings are disclosed to this service provider as frequently as needed to enable it to vote proxies with respect of such holdings);

●	FactSet Research Systems, Inc. – systems vendor (portfolio holdings are disclosed daily to this firm, without any lag, so that it can provide reports, information and research on such holdings for the benefit of Heartland Advisors); and

●	Print/mail houses and regulatory filers – parties that facilitate the printing and delivery of Funds regulatory filings, prospectuses and shareholder communications (portfolio holdings are disclosed to them to the extent reflected in documents they are asked to print, mail or file about a week or so before they are delivered to shareholders).

Public and Regulatory Disclosures. The Funds will publicly disclose all holdings in their semiannual and annual reports to shareholders, which are filed with the SEC on a semi-annual basis on Form N-CSR. Heartland posts the Funds’ shareholder reports on its website at heartlandadvisors.com. The Funds also file a complete schedule of portfolio holdings with the SEC for the first and third quarters of the Funds’ fiscal year on Part F of Form N-PORT. Portfolio holdings included in Part F of Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter. Public regulatory filings will also be available on the SEC’s website at www.sec.gov. In addition, the Funds will publicly disclose on their website (1) their top ten holdings approximately 10 days after the most recent calendar quarter end and (2) holdings information no more than 30 days after the most recent calendar quarter end. Moreover, the Funds’ portfolio holdings will be disclosed (1) in response to requests or inquiries from governmental and regulatory agencies, (2) in applicable regulatory filings, such as Schedule 13G and Form 13F reports (including filings made by Heartland Advisors with respect to the Funds’ holdings), (3) in compliance with a valid subpoena or court order, and (4) in connection with class action and other litigation involving a particular holding to which a Fund may be a party.

Disclosure to Broker-Dealers. The Trading and/or Research Departments of Heartland Advisors may periodically furnish lists of portfolio holdings to various broker-dealers to facilitate efficient trading in portfolio securities for the Funds and to receive relevant research. These lists will not identify individual or aggregate positions, or identify particular clients, including the Funds. In connection with fulfilling their duties to the Funds, personnel of Heartland Advisors determine the frequency of disclosure to broker-dealers for trading and research. Such disclosure varies and may be as frequent as daily, and with no delay. These broker-dealers are prohibited from trading personally on the basis of such information.

Disclosure to Shareholders and Intermediaries. The Funds may provide selected portfolio holdings information to shareholders, upon request to Heartland or in a shareholder report or other publication, so long as such information, at the time it is provided, is posted on Heartland’s website or otherwise publicly available and approved in advance by the Chief Compliance Officer.

Disclosure in Marketing and Media Publications. The Funds may provide selected portfolio holdings in marketing and media publications, so long as the resulting materials and/or information is posted on Heartland’s website or otherwise publicly available and approved in advance by the Chief Compliance Officer.

Disclosure of Individual Holdings. Portfolio managers, research analysts and other spokespersons of Heartland Advisors may disclose or confirm, on a periodic basis, the ownership of any individual portfolio holding in materials prepared for Fund shareholders (e.g., manager commentary), media interviews, due diligence meetings with clients or prospective clients, consultants, and ranking and rating organizations. In making any such disclosure, personnel of Heartland Advisors are subject to the Heartland Funds’ Business Conduct Rules and Code of Ethics, which include a duty to act in the best interests of clients, including the Funds, and to protect material non-public information of the Funds. In addition, the Funds’ complete portfolio holdings may be disclosed on a periodic basis to the following recipients as part of ongoing arrangements that serve legitimate business purposes and are in the best interests of the Funds and their shareholders: Lipper, Inc.; Morningstar, Inc.; Investment Company Institute (ICI); Callan Associates; and Mercer Investment Consulting. These organizations generally receive monthly portfolio holdings information within 10 business days following month-end. These organizations have a duty of confidentiality with respect to such portfolio holdings information, including a duty not to trade on the basis of such information. These organizations provide ratings and ranking information and other data regarding the Funds and Heartland Advisors for use by investors and investment consultants.

Disclosure of Aggregate Characteristics. Aggregate portfolio characteristics may be made available without a delay. Examples of aggregate portfolio characteristics include (1) the allocation of a Fund’s holdings among various asset classes, sectors, or industries, (2) the attribution of Fund returns by asset class, sector, or industry, and (3) the volatility characteristics of a Fund. Such disclosure has been determined not to constitute material, non-public information, and therefore it has been determined that such disclosure is not harmful to the shareholders of the Funds.

The Disclosure Policy may not be waived, or exceptions made to disclose portfolio holdings information other than under the circumstances set forth above, without the consent of the Funds’ Chief Compliance Officer. In determining whether to grant a waiver or make an exception, the Chief Compliance Officer will consider any potential conflicts of interest, taking into consideration all relevant facts and circumstances, including, but not limited to, the frequency and extent of the disclosure and the intended use of the information disclosed. Before granting such a waiver or exception, the Chief Compliance Officer must determine that disclosure of portfolio holdings information serves a legitimate business purpose, is in the best interests of the particular Fund and its shareholders, and that the recipient is subject to a duty of confidentiality, including an obligation not to trade on such information. All waivers or exceptions outside of the approved disclosures set forth above will be disclosed to the Board of Directors of Heartland for its approval or ratification at its next regularly scheduled quarterly meeting.

In addition, Heartland Advisors has adopted policies and procedures to limit communications with the public about its clients’ portfolio holdings, including the Funds. These policies and procedures, which apply to all personnel of Heartland Advisors, (1) require coordination of media inquiries; (2) prohibit discussions of non-public information, including the unauthorized disclosure of portfolio holdings in any private account and the disclosure of securities on a restricted list or acquired in private placements and other private transactions or that represent significant positions in a particular issuer; and (3) prohibit public statements that are inconsistent with Heartland Advisors’ investment outlook, that constitute investment recommendations, or that may have the effect of “conditioning the market,” such as positive statements about a security intended to be sold or negative comments about a security intended to be purchased.

Neither Heartland nor Heartland Advisors (including any affiliates thereof) may receive compensation or other consideration in connection with the disclosure of any Fund’s portfolio holdings information.

Cybersecurity

Cybersecurity concerns affect all companies, including those in the mutual fund industry. Cyber incidents can result from deliberate attacks or unintentional events, and may include gaining unauthorized access to digital systems and information (e.g., through “hacking” or malicious software coding) or causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact Fund operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact in Fund shares, violations of applicable privacy or other laws, regulatory fines, penalties, reputational damage, and costs associated with remedying the situation. Cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchanges and other market operators, banks, financial intermediaries (including brokers and dealers), and other parties may also cause similar adverse consequences to the Funds and their service providers. While the Funds’ service providers have established business continuity plans and risk management systems to help prevent and minimize the effects of cyber incidents, there are inherent limitations in such plans and systems due to the rapidly changing cyber landscape. In addition, there may be substantial costs in implementing such plans and systems. While due diligence is generally performed on Fund service providers, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted. Cybersecurity risks are enhanced during periods of business disruption, particularly during periods of long business disruptions that require an increase in telecommuting, such as disruptions caused by the recent coronavirus outbreak, or by other widespread public health emergencies or other natural or man-made disasters.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2020, no person was known to management to own, beneficially or of record, 5% or more of the outstanding shares of a Class of any of the Funds except as follows:

Record or Beneficial Holder	Fund	No. of Shares	(% of Class)

Charles Schwab & Co., Inc. ATTN: Mutual Funds 211 Main Street San Francisco, CA 94105 (record holder)	Select Value Investor Institutional Mid Cap Value Institutional Value Plus Investor Value Investor Institutional	739,463.61 299,820.22 169,153.62 1,285,365.49 1,501,984.54 511,673.66	12.43% 24.64% 22.99% 17.31% 10.02% 36.04%

Fidelity Investments Institutional 82 Devonshire Street Boston, MA 02109 (record holder)	Value Plus Institutional	133,129.08	6.88%

Heartland Holdings, Inc.* 790 N. Water St. Milwaukee, WI 53202	Mid Cap Value Institutional	124,275.91	16.89%

National Financial Services, LLC 200 Liberty Street One World Financial Centre New York, NY 10281 (record holder)	Select Value Investor Institutional Mid Cap Value Institutional Value Plus Investor Institutional Value Investor Institutional	1,611,169.66 270,317.33 285,169.06 2,341,718.10 721,987.10 1,552,603.21 152,353.54	27.07% 22.22% 38.75% 31.53% 37.32% 10.36% 10.73%

Record or Beneficial Holder	Fund	No. of Shares	(% of Class)

Pershing LLC One Pershing Plaza Jersey City, NJ 07399 (record holder)	Select Value Institutional	70,264.80	5.78%

NYL Investment Management 169 Lackawanna Ave. Parsippany, NJ 07054 (record holder)	Select Value Institutional	65,781.72	5.41%

Colin P. McWey	Mid Cap Value
790 N. Water Street	Institutional	50,522.11	6.78%
Milwaukee, WI 53202

GWFS Equities, Inc. 8525 E. Orchard Rd., Suite 2T2 Greenwood Village, CO 80111 (record holder)	Mid Cap Value Institutional	41,068.02	5.58%

TD Ameritrade, Inc. 200 S. 108th Avenue Omaha, NE 68154 (record holder)	Mid Cap Value Institutional	40,289.46	5.47%

William R. Nasgovitz	Mid Cap Value
790 N. Water Street	Institutional	40,046.42	5.38%
Milwaukee, WI 53202

MG Trust Company, LLC 717 17th Street, Suite 1300 Denver, CO 80202 (record holder)	Value Plus Institutional	272,385.65	14.08%

Wells Fargo Clearing Services, LLC 1 N. Jefferson Ave. Saint Louis, MO 63103 (record holder)	Value Plus Institutional	154,257.79	7.97%

*These shares may be deemed beneficially owned by Mr. Bill Nasgovitz through his control of Heartland Holdings, Inc. As of April 1, 2020, the Funds believe Mr. Bill Nasgovitz, through direct ownership and through his control of Heartland Holdings, Inc., beneficially owned approximately 198,456 shares (16.31%) of the Select Value Fund Institutional Class Shares; 204,831 shares (27.50%) of the Mid Cap Value Fund Institutional Class Shares; and 338,635 shares (23.85%) of the Value Fund Institutional Class Shares.

As of April 1, 2020, all Directors and Officers of Heartland, combined, owned approximately 3.09% of the Select Value Fund Institutional Class Shares; approximately 5.86% of the Mid Cap Value Institutional Class Shares; and approximately 1.16% of the Value Fund Institutional Class Shares. As of April 1, 2020, the Directors and Officers, combined, owned less than 1% of the Investor Class Shares of each Fund and owned less than 1% of the Institutional Class Shares of the Value Plus Fund.

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a Fund or who acknowledges the existence of control. Shareholders with a controlling interest could determine or significantly influence the outcome of any matter affecting and voted on by shareholders of the Fund, but the voting rights of other shareholders are not otherwise affected by the existence of such a shareholder.

INVESTMENT ADVISORY AND OTHER SERVICES

Heartland Advisors provides investment management and administrative services to the Funds pursuant to substantially identical investment advisory agreements with respect to all of the Funds. All of these agreements are collectively referred to as the “Management Agreements.” Mr. Bill Nasgovitz, Chairman of Heartland Advisors, controls Heartland Advisors by virtue of his indirect ownership of a majority of its outstanding capital stock, and serves as its Chairman. Heartland Advisors, founded in 1983, serves as the investment advisor for all series of Heartland and also provides investment management services for individuals, institutions, other investment advisors and retirement plans.

Under the Management Agreements, the Select Value Fund pays Heartland Advisors an annual management fee at the rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of the Fund’s average daily net assets in excess of $1 billion; the Mid Cap Value Fund pays Heartland Advisors an annual management fee at the rate of 0.75% of the Fund’s average daily net assets; the Value Plus Fund pays Heartland Advisors an annual management fee at the rate of 0.70% of the Fund’s average daily net assets; and the Value Fund pays Heartland Advisors an annual management fee at the rate of 0.75% of the Fund’s average daily net assets. The fees are paid in monthly installments.

Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Mid Cap Value Fund to ensure that the Mid Cap Value Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Mid Cap Value Fund’s average daily net assets for Investor Class Shares and 0.85% for Institutional Class Shares through at least May 1, 2022, and subject to the annual renewal of the agreement by the Board of Directors, thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

Heartland Advisors has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Select Value, Value Plus, and Value Funds, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice. Waivers and reimbursements have the effect of lowering a Fund’s overall expense ratio and increasing the Fund’s overall return to investors.

Each of the Management Agreements continues from year to year only if such continuation is approved annually by the Board of Directors of the Funds, including at least a majority of the Directors who are not “interested persons” of the Funds (as that term is defined in the 1940 Act). The Board of Directors, including all of the Directors who are not interested persons of the Funds, last approved the annual continuation of the Management Agreements at a regular quarterly meeting held in May 2019.

The Management Agreements may enable Heartland Advisors to receive investment research products and services from certain broker-dealers as a result of its authority to allocate securities transactions for the Funds to those firms.

The following tables set forth the management fees paid by each Fund to Heartland Advisors for the last three fiscal years:

Heartland Value Plus and Value Funds

	2019	2018	2017
Value Plus Fund	$2,365,799	$2,813,661	$3,104,612
Value Fund	$4,975,798	$5,753,473	$5,991,577

Heartland Select Value Fund

Fiscal Year Ended	Advisory Fee	Advisory Fees Waived/Fund Expenses Reimbursed	Advisory Fee After Waiver/Expense Reimbursement
December 31, 2019	$1,546,710	$9,701	$1,537,009
December 31, 2018	$1,658,647	$0	$1,658,647
December 31, 2017	$1,834,125	$7,575	$1,826,550

Heartland Mid Cap Value Fund

Fiscal Year Ended	Advisory Fee	Advisory Fees Waived/Fund Expenses Reimbursed	Advisory Fee After Waiver/Expense Reimbursement
December 31, 2019	$93,417	$107,665	$0
December 31, 2018	$61,826	$97,260	$0
December 31, 2017	$54,112	$95,735	$0

Under the Management Agreements, Heartland Advisors manages the investment operations of the Funds and provides administrative services. Subject to the supervision and control of the Board of Directors, Heartland Advisors is authorized to formulate and maintain a continuing investment program with respect to the Funds and to determine the selection, amount, and time to buy, sell, or lend securities or other investments for the Funds, including the selection of entities with or through which such purchases, sales, or loans are to be effected. In addition, Heartland Advisors supervises the business and affairs of the Funds and provides such services and facilities as may be required for effective administration of the Funds. Heartland Advisors will permit any of its Officers or employees to serve, without compensation from the Funds, as Directors or Officers of Heartland if elected to such positions.

Heartland Advisors at its own expense furnishes all executive and other personnel to the Funds, paying all salaries and fees of the Officers and Directors of Heartland who are employed by Heartland Advisors or its affiliates. In addition, Heartland Advisors provides office space and other facilities required to render the services set forth above. Heartland Advisors is not required to pay or provide any credit for services provided by Heartland’s custodian, transfer agent, or other agents without additional costs to Heartland. Moreover, if Heartland Advisors pays or assumes any expenses of Heartland or a Fund which it is not required to pay or assume under the Management Agreements, Heartland Advisors will not be obligated to pay or assume the same or similar expense in the future.

The Funds bear all of their other expenses including all charges of depositories, custodians, and other agencies for the safekeeping and servicing of their cash, securities, and other property; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds; all charges for equipment or services used for obtaining price quotations or for communication with the Funds’ custodian, transfer agent, or any other agent selected by Heartland; all charges for accounting services provided to the Funds by Heartland Advisors or any other provider of such services; all charges for services of Heartland’s independent auditors and legal counsel; all compensation of Directors and Officers (other than those employed by or who serve as Directors of Heartland Advisors or its affiliates); all expenses of Heartland’s Officers and Directors incurred in connection with their services to the Funds, and all expenses of meetings of the Directors or committees thereof; all expenses incidental to holding meetings of shareholders, including expenses of printing and supplying to each record-date shareholder notice and proxy solicitation materials, and all other proxy solicitation expenses; all expenses of printing of annual or more frequent revisions of the Funds’ Prospectus, SAI, and shareholder reports, and of supplying to each then existing shareholder copies of such materials as required by applicable law; all expenses of bond and insurance coverage required by law or deemed advisable by the Heartland Board of Directors; all brokers’ commissions and other normal charges incident to the purchase, sale, or lending of portfolio securities; all taxes and governmental fees payable to federal, state, or other governmental agencies, domestic or foreign, including all stamp or other transfer taxes; all expenses of registering and maintaining the registration of Heartland under the 1940 Act and, to the extent no exemption is available, expenses of registering shares under the Securities Act, of qualifying and maintaining qualification of Heartland and of shares of the Funds for sale under the securities laws of various states or other jurisdictions, and of registration and qualification of Heartland under all other laws applicable to Heartland or its business activities; all interest on indebtedness and commitment fees for lines of credit, if any, incurred by Heartland or the Funds; and all fees, dues and other expenses incurred by Heartland in connection with membership in any trade association or other investment company organization. Any expenses that are attributable solely to the organization, operation, or business of a particular Fund or share class shall be paid solely out of that Fund’s or share class’ assets. Any expenses incurred by Heartland that are not solely attributable to a particular Fund or share class are apportioned in such a manner as Heartland Advisors determines is fair and appropriate, or as otherwise specified by the Board of Directors.

The Management Agreements provide that neither Heartland Advisors, nor any of its Directors, Officers, agents, or employees shall have any liability to Heartland or any shareholder of Heartland for any error of judgment, mistake of law, loss arising out of any investment, or any other act or omission in the performance by Heartland Advisors of its duties under the Agreements, except for loss or liability resulting from willful misfeasance, bad faith, or gross negligence on Heartland Advisors’ part in performance of its duties on behalf of the Funds or from reckless disregard by Heartland Advisors of its obligations and duties under the Agreements.

Transfer and Dividend Disbursing Agent

ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as transfer and dividend disbursing agent for the Funds.

Administration, Bookkeeping, and Accounting Agreement

ALPS provides certain bookkeeping and accounting services to the Funds. For the fiscal year ended December 31, 2019, the total compensation paid to ALPS for bookkeeping and accounting services from the Heartland Funds was $545,686. For the fiscal year ended December 31, 2018, the total compensation paid to ALPS for bookkeeping and accounting services from the Heartland Funds was $547,444. For the fiscal year ended December 31, 2017, the total compensation paid to ALPS for bookkeeping and accounting services from the Heartland Funds was $591,897. ALPS Distributors, Inc., an affiliate of ALPS, serves as principal underwriter and distributor of the shares of the Funds.

Custodian

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as custodian for the Funds. The Custodian is responsible for, among other things, holding all securities and cash, handling the receipt and delivery of securities, and receiving and collecting income from investments. Subcustodians may provide custodial services for certain assets of the Funds held domestically and outside the U.S.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, an independent registered public accounting firm, audits the annual financial statements of the Funds and reports thereon, reviews certain regulatory reports and prepares and/or reviews the federal income tax returns, and performs other professional auditing, tax, and accounting services when engaged by Heartland to do so.

DISTRIBUTION OF SHARES

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, acts as principal underwriter and distributor of the shares of the Funds.

Under the Distribution Agreement approved by the Board of Directors of Heartland (including a majority of those Directors who are not interested persons of Heartland or of the Distributor), the Distributor may solicit orders for the sales of shares of the Funds and has agreed to undertake such advertising and promotion as it believes is reasonable in connection with such solicitation. The Distributor offers shares on a continuous basis but is not obligated to sell any certain number of shares of the Funds. The Distributor engages in activities which it in good faith deems reasonable, which are primarily intended to result in the sale of shares of the Funds, including without limitation advertising, compensation of securities dealers, sales personnel and others for distribution and related services, the printing and mailing of prospectuses to persons other than current shareholders, and the printing and mailing of sales literature.

The Distribution Agreement will continue for each Fund automatically for successive one-year terms, provided that such continuance is approved at least annually (i) by the vote of the members of Heartland’s Board of Directors who are not interested persons of the Fund or the Distributor, cast in person at a meeting for the purpose of voting on such approval and (ii) by the vote of either a majority of Heartland’s Board or a majority of the outstanding voting securities of the Fund. Notwithstanding the above, the Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by either party and will automatically terminate in the event of its assignment.

The Distributor charges a fee for distribution services to the Funds, a portion of which is paid by the Funds under the Rule 12b-1 Plan (defined below) for the services described below, and the remainder is paid by the Advisor. During each of the fiscal years ended December 31, 2019, 2018 and 2017, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the Rule 12b-1 fees, as described below.

Distribution Expenses

Rule 12b-1 Plan. Each Fund, on behalf of the Investor Class shares, has adopted a distribution plan (the “Rule 12b-1 Plan”) which, among other things, requires the Investor Class Shares of each Fund to pay the Distributor a monthly amount of up to 0.25% of its average daily net assets computed on an annual basis. Any amount of such payment not paid by the Distributor during a Fund’s fiscal year for distributing and servicing the Fund’s shares shall be reimbursed by the Distributor to the Fund as soon as practicable after the end of the fiscal year.

The Plan reimburses the Distributor for distributing and servicing each Fund’s Investor Class Shares. Covered distribution expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, expenses associated with electronic marketing and sales media and communications, and other sales or promotional expenses, including compensation paid to any securities dealer (including the Distributor), financial intermediary, or other person (including Heartland Advisors) who renders assistance in distributing or promoting the sale of Fund shares, provides shareholder services to the Funds or has incurred any of the aforementioned expenses on behalf of a Fund pursuant to either a Dealer Agreement or other authorized arrangement. Covered servicing expenses include, but are not limited to, costs associated with relationship management, retirement plan enrollment meetings, investment and educational meetings, conferences and seminars, and the cost of collateral materials for such events. Each Fund is obligated to pay fees under the Rule 12b-1 Plan only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carry-over expenses from previous years. No fee paid by a Fund under the Rule 12b-1 Plan may be used to reimburse the Distributor for expenses incurred in connection with another Heartland Fund.

Each Fund’s Rule 12b-1 Plan also authorizes the Investor Class Shares to pay covered distribution and servicing expenses directly rather than through the Distributor, subject to the requirement that the aggregate amounts paid directly and to the Distributor do not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares in each Fund. A Fund’s direct payment of covered distribution and servicing expenses is made with the Distributor’s knowledge and primarily for administrative convenience. If the Investor Class Shares of a Fund do not generate enough 12b-1 Fees to cover the Distributor’s expenses related to the Investor Class Shares of that Fund, Heartland Advisors will pay directly the remaining distribution fees to the Distributor.

Under the Rule 12b-1 Plan, the Distributor provides the Directors for their review promptly after the end of each quarter a written report on disbursements under the Rule 12b-1 Plan and the purposes for which such payments were made, plus a summary of the expenses incurred by the Distributor under the Rule 12b-1 Plan. In approving and continuing the Rule 12b-1 Plan in accordance with the requirements of Rule 12b-1, the Board of Directors considered various factors, including the amount of the distribution fee. The Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Investor Class Shares of each Fund and their shareholders. In particular, the Board of Directors determined that it believes that the Rule 12b-1 Plan is reasonably likely to result in the retention of existing Fund assets, as a result preserving the benefit of economies of scale that have already been achieved by each Fund, or in the sale of additional shares of each Fund, which could result in additional economies of scale that may reduce a Fund’s expense ratio. The Board noted that the Rule 12b-1 Plan is particularly likely to achieve this result among each Fund’s longer-term investors, thereby facilitating a stable asset base for each Fund.

The Rule 12b-1 Plan continues in effect from year to year only so long as such continuance is specifically approved at least annually by the vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Distributor, cast in person at a meeting called for such purpose.

The Rule 12b-1 Plan may be terminated with respect to each Fund, without penalty, by vote of a majority of the Directors who are not interested persons of Heartland or of the Distributor, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Rule 12b-1 Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise, it may be amended by the Board of Directors, including a majority of the Directors who are not interested persons of Heartland or of the Distributor, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as the Rule 12b-1 Plan is in effect, the selection or nomination of the Directors who are not interested persons is committed to the discretion of such Directors.

Heartland Advisors, in its capacity as the Funds’ investment adviser, and the Distributor, in its capacity as principal distributor of the Funds’ shares, have financial interests in the Rule 12b-1 Plan through their receipt of reimbursed expenses or compensation under the Rule 12b-1 Plan. The officers and interested director of Heartland Funds, in their capacity as shareholders of Heartland Advisors or its affiliates, may be deemed to have an indirect financial interest in the Rule 12b-1 Plan through Heartland Advisors’ receipt of reimbursed expenses under the Rule 12b-1 Plan. No other “interested person” of the Funds, as defined in the 1940 Act, and no director of Heartland who is not an “interested person” of Heartland, has or had a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement.

Fees Payable by Share Class.

Investor Class Shares. The maximum amount of fees payable under the Rule 12b-1 Plan during any year with respect to Investor Class Shares of each Fund is twenty-five basis points (0.25%) of the average daily net assets of such Fund which are attributable to its Investor Class Shares. Because the fee is paid out of a Fund’s assets on an ongoing basis, fees paid under the Rule 12b-1 Plan will increase the cost of your investment in the Investor Class Shares and may cost you more over time than paying other types of sales charges imposed by some mutual funds.

Institutional Class Shares. Institutional Class Shares have no fees payable under the Rule 12b-1 Plan.

Fees Paid by the Funds under Rule 12b-1 Plan. For the fiscal year ended December 31, 2019, the Funds’ Investor Class Shares paid the following amounts to the Distributor under the Rule 12b-1 Plan: $398,692 for the Select Value Fund; $17,399 for the Mid Cap Value Fund; $642,359 for the Value Plus Fund; and $898,612 for the Value Fund. The Distributor did not retain all of these amounts.

The principal types of activities for which the Funds’ Investor Class Shares made payments (net of waivers) under the Rule 12b-1 Plan for the fiscal year ended December 31, 2019 were as follows:

	Advertising/ Sales Literature	Printing/Mailing of Prospectuses (Other than to Current Investors)	Underwriter Compensation	Broker-Dealer* Compensation	Sales Personnel Compensation
Investor Class Shares:
Select Value Fund	$41,915	$1,086	–	$351,722	$19,570
Mid Cap Value Fund	512	42	–	2,980	1,894
Value Plus Fund	45,574	1,840	–	627,522	31,674
Value Fund	81,889	2,809	–	801,797	68,993

*	Includes compensation to the Distributor, other broker-dealers, and financial institutions. Compensation to the Distributor was: $33,406 from the Select Value Fund, $1,355 from the Mid Cap Value Fund, $53,962 from the Value Plus Fund, and $117,687 from the Value Fund.

PORTFOLIO TRANSACTIONS

Heartland Advisors is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions, subject to the Fund’s specific investment restrictions and requirements.

Purchases and sales for all portfolios managed by Heartland Advisors for its clients, including the Funds’ portfolios, are allocated on a basis which is deemed to be fair and appropriate based on the characteristics and needs of the portfolios. Heartland Advisors may, when appropriate, aggregate purchases or sales of securities and allocate such trades among two or more portfolios. By so doing, Heartland Advisors reasonably believes that over time it may be able to decrease brokerage and transaction costs to its clients through volume discounts, reduce brokerage commissions through negotiations not available to purchasers or sellers of smaller volumes of securities and/or obtain better pricing than is possible for smaller trades. In general, investment opportunities are allocated randomly or pro rata among clients that have comparable investment objectives, available cash, and positions where sufficient quantities or trading volumes of a security make such allocation practicable. However, because many of the securities owned by Heartland Advisors’ clients have a limited trading market, it may not be possible to purchase or sell a sufficient quantity of securities of a particular issuer at a particular time to allocate opportunities among all clients that have comparable investment objectives and positions. Blocks of such securities, when available, may require immediate purchase decisions by Heartland Advisors prior to allocation of the order among clients. In other instances, because of the nature of the markets for securities with lower volume, it may take a significant period of time to accumulate or dispose of a position in such securities at a price deemed acceptable by Heartland Advisors. In such cases, the price of the security may fluctuate over time and it may be desirable to allocate trades to a particular client or group of clients in order to accumulate or dispose of a position of reasonable size in relation to the size of the account with as little disruption of the market as possible.

In order to seek the fair treatment of all clients, while recognizing the inherent need for flexibility, especially in the micro-cap and small-cap markets and the markets for certain fixed income securities, it is Heartland Advisors’ policy to allocate investment opportunities, purchases and sales among clients on a basis that considers the characteristics and needs of the clients, including their respective investment objectives, current securities positions, cash available for investment or cash needs, and similar factors based on the portfolio manager’s best judgment under the circumstances.

In general, investment opportunities are allocated on a random or pro rata basis, with available cash the major consideration, among clients that have comparable investment objectives and positions where sufficient quantities or trading volumes of a security exist. However, because many of the securities owned by Heartland Advisors’ clients have a limited trading market, it may not be possible to purchase or sell a sufficient quantity of securities of a particular issuer at a particular time to allocate among all clients that have comparable investment objectives and positions. In other instances, because of the nature of the markets for securities with lower volume, it may take a significant period of time to accumulate or dispose of a position in such securities at a price deemed acceptable by Heartland Advisors. In such cases, the price of the security may fluctuate over time and it may be desirable to allocate trades to a particular client or group of clients in order to accumulate or dispose of a position of reasonable size in relation to the size of the account with as little disruption of the market as possible. There also may be situations where an investment opportunity, in particular a new idea, is only allocated to those accounts that the portfolio manager reasonably believes have sufficient size and diversification.

Heartland Advisors may, when appropriate, aggregate purchases or sales of securities and allocate such trades among two or more clients. By so doing, Heartland Advisors reasonably believes that over time it may be able to decrease brokerage and transaction costs to its clients through volume discounts, reduce brokerage commissions through negotiations not available to purchasers or sellers of smaller volumes of securities, and/or obtain better pricing than is possible for smaller trades. In general, an aggregated purchase or sale order that is only partially filled will be allocated on either a pro rata or random basis among the clients participating in the order.

Generally, clients participating in aggregated trades will receive the same average execution price on any given aggregated order on a given business day and transaction costs will be shared pro rata based on each client’s participation in the transaction unless the client has designated a specific broker and negotiated a separate commission rate with that broker.

From time to time, Heartland Advisors may take advantage of opportunities to invest in initial public offerings of equity securities (“IPOs”) as they arise. In general, a Fund may participate in an IPO allocation if the portfolio manager believes that, to the extent permitted by applicable law, and based on factors including the Fund’s investment objectives, risk profile, asset composition, and cash levels, the IPO is an appropriate investment. Accordingly, it is unlikely that any particular Fund will participate in every IPO allocation and certain Funds may never participate in IPO allocations. IPOs will generally be allocated on a random basis to all participating Heartland Funds in a manner that Heartland Advisors reasonably believes will lead to a fair and equitable distribution of IPOs over time.

Heartland Advisors may select, and establish securities accounts and/or process transactions through one or more securities brokerage firms. It selects brokers and dealers to execute transactions for the purchase or sale of portfolio securities based upon a judgment of the broker-dealers’ professional capability to provide the service, and in a manner deemed fair and reasonable to clients. The primary consideration in selecting broker-dealers is prompt and efficient execution of orders in an effective manner at the most favorable price, but a number of other judgmental factors may enter into the decision. These factors may include, for example: knowledge of negotiated commission rates and transaction costs; the nature of the security being purchased or sold; the size of the transaction; historical and anticipated trading volume in the security and security price volatility; and broker-dealer operational capabilities and financial conditions. Among the brokers that may be used are electronic communication networks (“ECNs”), which are fully disclosed agency brokers that normally limit their activities to electronic execution of securities transactions. While commission rates are a factor in Heartland Advisors’ analysis, they are not the sole determinative factor in selecting broker-dealers.

Heartland Advisors does not consider the efforts of any broker or dealer in marketing or selling shares of the Funds in its selection of brokers or dealers to execute portfolio transactions for the Funds.

As permitted by the Exchange Act, Heartland Advisors engages in the long-standing investment management industry practice of paying higher commissions to broker-dealers who provide brokerage and research services (“research services”) than to broker-dealers who do not provide such research services, if such higher commissions are deemed reasonable in relation to the value of research services provided. Heartland Advisors uses these research services in its investment decision-making processes. These types of transactions are commonly referred to as “soft dollar transactions.”

Three different types of research services are typically acquired through these transactions: (i) proprietary research services offered by the broker or dealer executing a trade; (ii) other research services offered by third parties through the executing broker or dealer and (iii) proprietary or third party research services obtained through client commission arrangements (as discussed below). Research services that may be obtained by Heartland Advisors through soft dollar transactions include, but are not limited to: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends and similar data; certain computerized databases; quotation services; research or analytical computer software and services; certain trade-related services; and services of economic and other consultants concerning markets, industries, securities, economic factors and trends, and portfolio strategy. Heartland Advisors also may receive soft dollars on riskless principal transactions in accordance with applicable regulatory requirements.

Research services so received enable Heartland Advisors to supplement its own research and analysis used in connection with providing advice to its clients as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; the furnishing to clients of analyses and reports; and the effecting of securities transactions and performing functions incidental thereto (such as clearance and settlement) on behalf of clients.

Soft dollar transactions are not effected pursuant to any binding agreement or understanding with any broker-dealer regarding a specific dollar amount of commissions to be paid to that broker-dealer. However, Heartland Advisors does in some instances request a particular broker or dealer to provide a specific research service, which may be proprietary to that firm or produced by a third party and made available by that firm. In such instances, the broker-dealer, in agreeing to provide the research service, frequently will indicate to Heartland Advisors a specific or minimum amount of commissions which it expects to receive by reason of its provision of the particular research service. Although Heartland Advisors does not agree to direct a specific or minimum commission amount to a firm in that circumstance, it does maintain an internal procedure to identify those brokers who provide it with research services and the value of such research services, and endeavors to direct sufficient commissions (including commissions on transactions in fixed income securities effected on an agency basis, dealer selling concessions on new issues of securities and certain riskless principal transactions) to ensure the continued receipt of research services it feels are useful in managing client accounts.

In a few instances, Heartland Advisors receives products or services from broker-dealers that are used both for investment research and for administrative, marketing, or other non-research or brokerage purposes. Heartland Advisors has a policy of not allocating brokerage business in return for products or services other than brokerage or research services in accordance with the provisions of Section 28(e) of the Exchange Act. In such instances, it makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be paid through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid directly by Heartland Advisors. In making such allocations, Heartland Advisors has a conflict of interest and has established procedures reasonably designed to address such conflicts.

Research or brokerage products or services provided by brokers may be used by Heartland Advisors in servicing any or all of its clients, and such research products or services may not necessarily be used by it in connection with client accounts which paid commissions to the brokers providing such product or service. In recognition of these factors, clients may pay higher commissions to brokers than might be charged if a different broker had been selected, if, in Heartland Advisors’ opinion, this policy furthers the objective of obtaining best price and execution. In addition, Heartland Advisors does not modify or reduce its fees based on the amount of brokerage or research services it receives from soft dollar transactions.

Heartland Advisors may obtain proprietary and third party research through client commission arrangements. In a client commission arrangement, Heartland Advisors agrees with a broker effecting trades for Heartland Advisors’ client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services either from the executing broker or another broker, as directed from time to time by Heartland Advisors. The client commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e) of the Exchange Act and the SEC’s related interpretative guidance. Participating in client commission arrangements enables Heartland Advisors to consolidate payments for research services through one or more channels using accumulated client commissions. Such arrangements also help to facilitate Heartland Advisors’ receipt of research services and ability to provide best execution in the trading process. Heartland Advisors also believes such research services are useful in its investment decision-making process by, among other things, providing access to resources that might not be available to Heartland Advisors absent such arrangements.

Pursuant to Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Funds may engage an affiliated person (or an affiliated person of an affiliated person) to act as a broker in connection with purchases or sales of portfolio securities by the Funds, provided that the commission, fee or other remuneration paid to such broker, from any source, does not exceed (a) the usual and customary broker’s commission if the transaction is effected on a securities exchange, (b) 2% of the sales price if the transaction is effected in connection with a secondary distribution of such securities or (c) 1% of the purchase or sale price of such securities if the transaction is otherwise effected. A commission, fee, or other remuneration will not be deemed to exceed the “usual and customary” broker’s commission if the commission, fee, or other remuneration is reasonable and fair compared to the commission, fee, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard does not allow the affiliated broker to receive more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, Heartland’s Board of Directors, including a majority of the Directors who are not interested persons, has adopted procedures which are reasonably designed to provide that any commission, fee, or other remuneration paid to an affiliated broker is consistent with the foregoing standard, and determines at least quarterly that all transactions with affiliated brokers were effected in accordance with such procedures.

Pursuant to a plan adopted by Heartland’s Board of Directors under, and subject to the provisions of Rule 10f-3 under the 1940 Act, the Funds may purchase securities during the existence of an underwriting or selling syndicate, when a principal underwriter is an affiliate of the Funds. The plan and Rule 10f-3 limit the securities that may be so purchased, the time and manner of purchase, the underwriting discounts and amount of purchase, and require a review by the Board of Directors of any such transactions at least quarterly.

During the last three fiscal years, the aggregate commissions on portfolio transactions paid by the Funds were as follows:

	Year ended December 31,
	2019	2018	2017
Select Value Fund	$340,978	$258,488	$341,938
Mid Cap Value Fund	$14,885	$7,340	$8,744
Value Plus Fund	$712,981	$1,199,164	$1,473,065
Value Fund	$1,828,431	$1,875,192	$1,993,602

*Any material differences in the amount of brokerage commissions paid is primarily the result of changes in assets under management.

The table below shows information on brokerage commissions paid by the Funds to brokers or dealers who supplied research services to Heartland Advisors during the fiscal year ended December 31, 2019:

Fund	Amount of Commissions Paid to Brokers or Dealers Who Supplied Research Services to Heartland Advisors	Total Dollar Amount Involved in Such Transactions (000s)
Select Value Fund	$312,286	$218,922
Mid Cap Value Fund	$10,162	$8,614
Value Plus Fund	$666,935	$341,222
Value Fund	$1,652,309	$483,977

The following table sets forth the value of the securities owned by the Funds that were issued by a “regular broker or dealer” of the Funds (as that term is defined by Rule 10b-1 under the 1940 Act), or the parent company of such regular broker or dealer, as of December 31, 2019.

Fund	Regular Broker-Dealer of the Fund	Value of Securities Issued by Regular Broker-Dealer or Its Parent Owned by the Fund
Select Value Fund	The Charles Schwab Corp.	$6,420,600
Select Value Fund	Wells Fargo & Co.	7,263,000
Select Value Fund	The Bank of New York Mellon	3,019,800
Value Plus Fund	B. Riley Financial, Inc.	7,768,030
Value Fund	Cowen, Inc. (Class A)	4,725,000

DESCRIPTION OF SHARES

Heartland Group, Inc. is a series company, which means the Board of Directors may establish additional series and classes within series, and may increase or decrease the number of shares in each class or series, all without shareholder approval. The Funds are each a separate mutual fund series of Heartland. Currently, four series are authorized and outstanding, and each series currently offers Investor Class and Institutional Class Shares. The authorized common stock of Heartland consists of one billion shares, par value $0.001 per share. Each share has one vote, and when issued and paid for in accordance with the terms of the offering, each share will be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription, or conversion rights and are freely transferable. In the interest of economy and convenience, certificates representing shares purchased are not issued. However, such purchases are confirmed to the shareholder and credited to their accounts on the books maintained by the Funds’ transfer agent. The shareholder will have the same rights of ownership with respect to shares as if certificates had been issued.

Heartland’s Articles of Incorporation provide that the assets of each series belong to that series, subject only to the rights of creditors, and that such assets shall be charged with all liabilities in respect of that series and all expenses, costs, charges, and reserves attributable to that series. The Articles further provide that any assets or liabilities not readily identifiable to a series shall be allocated among the various series by or under the supervision of the Board of Directors in such manner and on such basis as the Board, in its sole discretion, deems fair and equitable, and that such allocation shall be conclusive and binding for all purposes. Heartland is aware of no statutory provisions or case law interpreting these or similar provisions or establishing whether the assets of one series may, under any circumstances, be charged with the unsatisfied liabilities allocated to another series. Accordingly, in the event that the liabilities of a series exceed the assets of that series, there is a possibility that the assets of the other series of Heartland could be subject to such excess liabilities. Each share of a series has identical dividend and other rights with respect to the applicable class of shares and each share of a series has equal liquidation rights.

Shareholders have the right to vote on the election of directors at each meeting of shareholders at which directors are to be elected and on other matters as provided by law or the Articles of Incorporation or Bylaws of Heartland. Heartland’s Bylaws do not require that meetings of shareholders be held annually. However, special meetings of shareholders may be called for, among other things, purposes such as electing or removing directors, changing fundamental policies, or approving investment advisory contracts. Heartland’s Board may fill vacancies on the Board or appoint new directors; provided, however, that at all times at least two-thirds of the directors have been elected by shareholders. Moreover, pursuant to Heartland’s Bylaws, any director may be removed by the affirmative vote of a majority of the outstanding shares of Heartland; and holders of 10% or more of the outstanding shares of Heartland can require that a special meeting of shareholders be called for the purpose of voting upon the question of removal of one or more directors.

Shareholders of each series of a series company, such as Heartland, vote together with each share of each series in the company on matters affecting all series (such as election of directors), with each share entitled to a single vote. On matters affecting only one series (such as a change in that series’ fundamental investment restrictions), only the shareholders of that series are entitled to vote. On matters relating to all the series but affecting the series differently (such as a new investment advisory agreement), separate votes by series are required. The same rules govern the separate or joint voting of classes of shares within a series.

PURCHASES AND SALES

Determination of Net Asset Value

Shares of each Class of each Fund are sold at the next determined NAV per share. The NAV of each Class of shares of a Fund is determined by subtracting such Fund’s liabilities (including accrued expenses and distributions payable) attributable to such Class from such Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) attributable to such Class and dividing the result by the total number of shares outstanding of such Class.

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, the closing price on the Composite Market for the day such security is being valued. If there were no trades of a particular security on such security’s principal exchange or market or the Composite Market on the day that such security is being valued, such security shall be valued at the mean between the bid and asked prices on such day, as reported on such security’s principal exchange or market as of the close of regular trading hours on the day such security is being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by the Fund’s primary pricing service. Securities and other assets for which market quotations are not readily available or deemed unreliable are valued at their fair value using methods determined in good faith in accordance with pricing policies and procedures adopted by Heartland’s Board of Directors.

The Pricing Committee, designated by Heartland’s Board of Directors, may also make a fair value determination for a security for which market quotations are not readily available pursuant to the Funds’ pricing policies and procedures if the Pricing Committee reasonably determines that a significant event, which materially affects the value of the security, occurred after the time at which the market price for the security is determined, but prior to the time at which a Fund’s NAV is calculated. The Board reviews all of the Pricing Committee’s fair value determinations.

Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

Debt Securities. Debt securities are valued at fair value as furnished by an independent pricing service approved by Heartland’s Board of Directors that uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of such a valuation, the fair value will be determined on a case-by-case basis as noted above or at amortized cost as provided below. Debt securities with maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium, unless facts and circumstances indicate a different “fair value,” in which case the security will be fair valued on a case-by-case basis as noted above. Because Heartland Advisors believes that there currently is no uniform methodology for valuing foreign debt, such securities must be valued pursuant to the fair value procedures adopted by Heartland’s Board of Directors.

Illiquid and Thinly Traded Securities. The lack of a liquid secondary market for certain securities may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund’s portfolio. If market quotations are not available, these securities will be valued in accordance with procedures established by Heartland’s Board of Directors. Judgment may, therefore, play a greater role in valuing these securities. Market quotations are generally available on many lower quality and comparable unrated issues only from a limited number of dealers, and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality and comparable unrated securities, especially in a thinly traded market.

Foreign Investments. In the event that (i) a foreign investment held by a Fund is traded in both a local and foreign form, (ii) each such form may be converted or exchanged for the other and (iii) Heartland Advisors reasonably determines that the rights and privileges of holders of either form are comparable for valuation purposes, then Heartland Advisors may value the Fund’s investment based on the form for which current market quotes are most readily available even if such form is not the form of investment held by the Fund. If Heartland Advisors has reason to believe that circumstances exist which could reasonably be expected to have a material impact on the valuation of one form over the other, such as limitations on the ability to convert or exchange between forms, limitations on foreign ownership of securities or currency regulations, Heartland Advisors shall value the particular investment based on market quotations or a fair value determination with respect to the same form as that held by the Fund.

Foreign securities are valued on a basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the NYSE. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges, unless facts and circumstances indicate a different “fair value,” which will be fair valued on a case-by-case basis as noted above. On any business day of a Fund on which the principal exchange on which a foreign security is traded is closed (for example, a local holiday), but trading occurs in the U.S. on either a national exchange or over-the-counter as reported by the exchange or through Nasdaq, respectively, then the last sales price from such source shall be used. If no sales price is available from such source, then the prior day’s valuation of the security may be used.

Occasionally, events occur that affect the value of foreign investments between the time at which those items are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Funds’ NAVs on that day. If events that materially affect the value of the Funds’ foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith in accordance with pricing policies and procedures adopted by Heartland’s Board of Directors.

Redemption-in-Kind

Each Fund intends to pay all redemptions in cash. However, Heartland has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities or other Fund assets if Heartland Advisors determines that existing conditions make cash payments undesirable. Portfolio securities may be illiquid and may not be saleable at the time they are received. If redemptions were made in kind, the redeeming shareholders may incur transaction costs. Redemptions in kind are treated in the same manner as redemptions made in cash for federal income tax purposes. The subsequent sale of securities received in kind may result in a taxable gain or loss for federal income tax purposes.

Frequent Purchases and Redemptions

An excessive number of purchases and redemptions by a shareholder (short-term trading) may be disadvantageous to a Fund and its shareholders. Frequent purchases and redemptions of Fund shares may present certain risks to Fund shareholders such as dilution in the value of Fund shares held by long-term investors, interference with the efficient management of the Fund’s portfolio, increased brokerage, transaction and administrative costs, and adverse tax consequences.

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds by shareholders, which are intended to discourage such activity, including the imposition of a 2% fee on redemptions or exchanges of Fund shares made within 10 days of purchase. The Funds also seek to identify and detect frequent trading activity that may be disruptive to the Funds, although if such activity is made through omnibus accounts or other financial intermediaries detection may be difficult. In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.

Each Fund reserves the right to restrict or prohibit any purchase or exchange, and to terminate investment or exchange privileges, if the officers of Heartland determine, in their sole discretion, that any trading activity by a shareholder is not in the best interest of the Fund or its other shareholders. Certain third parties or financial intermediaries may apply additional short-term trading and/or frequent trading limitations. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

ADDITIONAL INCOME TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be subject to federal income taxes at the Fund level as a regular corporation to the extent its investment company taxable income and net capital gain are timely distributed in sufficient amounts and the Fund satisfies other requirements regarding the source of its income and diversification of its assets. Each Fund also intends to make distributions as required by the Code to avoid the imposition of a 4% excise tax.

If a Fund does not qualify as a regulated investment company and is unable to obtain relief from such failure, it would be taxed as a regular corporation, in such case, it would generally be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

Each series of a series company, such as Heartland, is treated as a separate entity for federal income tax purposes, so that the net investment income and the net realized capital gains and losses of one series are not combined with those of another series in the same company.

To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, investors may be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code.

Investment company taxable income generally consists of interest, dividends, net gain from foreign currency transactions, and net short-term capital gain, less expenses. Capital gain is the excess of the gain from a Fund’s sales or exchanges of capital assets over the losses from such sales or exchanges, including any capital loss carryforward of a Fund. A Fund may elect to defer certain losses for tax purposes. At December 31, 2019, the Value Plus Fund had accumulated $1,428,108 of short-term capital loss carryforwards which are carried forward indefinitely to offset future realized capital gains of similar character. To the extent the Value Plus Fund realizes future net capital gains, such gains will be offset by any unused capital loss carryovers.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Changes in income tax laws, potentially with retroactive effect, could impact the Funds’ investments or tax consequences to you of investing in the Funds. Some of these changes could affect the timing, amount, and tax treatment of Fund distributions made to shareholders. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to your investment in a Fund. Please consult your tax advisor before investing.

Cost Basis

The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 (“covered shares”) when they are subsequently redeemed or exchanged. The cost basis of covered shares will be determined using the Average Cost Method, described below, unless you elect in writing a different permissible method. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) or an individual retirement account, or to shares held by tax-exempt organizations, financial institutions, banks, corporations (other than S corporations), and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in an account separate from the covered shares for purposes of these reporting requirements. The Funds are not required to determine or report a shareholder’s cost basis of non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares. However, as a courtesy and when available, the Funds will continue to provide you with the cost basis of non-covered shares using the Average Cost Method.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the redemption or exchange of a share results in a gain or loss. If you redeem or exchange covered shares during any year, the Funds will report the gain/loss, cost basis, and holding period of such covered shares to you and the IRS on an applicable Form 1099.

A cost basis method is used by the Funds to determine which specific covered shares are deemed to be redeemed or exchanged when a shareholder redeems or exchanges less than its entire position of covered shares in a Fund and has made multiple purchases of covered shares on different dates at differing NAVs. If a shareholder does not affirmatively elect a particular cost basis method, the Funds will use the Average Cost Method, which averages the cost basis of all covered shares in an account regardless of holding period, and deems shares redeemed or exchanged first to be those with the longest holding period. Each shareholder may elect in writing an alternate permissible cost basis method to calculate the cost basis of its covered shares. The cost basis reporting method cannot be changed for previously redeemed or exchanged covered shares.

If you hold Fund shares through a financial intermediary, please contact that financial intermediary to discuss the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect. Heartland representatives are not licensed tax advisors and are unable to give tax advice.

FINANCIAL STATEMENTS

The financial statements, related notes and related report of Cohen & Company, Ltd., an independent registered public accounting firm, contained in the Annual Report to Shareholders of the Funds as of December 31, 2019, and for the period then ended, are hereby incorporated by reference into this Statement of Additional Information. Copies of the Funds’ Annual Report may be obtained without charge by writing to Heartland, 790 North Water Street, Suite 1200, Milwaukee, Wisconsin 53202, by calling 1-800-432-7856, or by visiting the Heartland website at heartlandadvisors.com.

APPENDIX A

Statement of Policy Regarding Proxy Voting

Heartland Group, Inc.

Heartland Advisors, Inc.

(February 2018)

I. INTRODUCTION

The purpose of this Statement of Policy Regarding Proxy Voting (the “Statement”) is to set forth the policies and procedures that are followed to ensure proxies are voted in favor of the beneficial security interests that Heartland Advisors, Inc. (“HAI”) and Heartland Group, Inc. (“HGI”), respectively, represent. Recognizing that guidance with respect to proxy voting is not static, it is intended that this Statement be reviewed periodically and revised and interpreted as necessary to remain current both with respect to its general terms and with respect to specific corporate governance matters to be voted upon.

The beneficial security interests represented by HAI and HGI and hereinafter collectively referred to as “Clients” are:

■	As to HAI, the interests of its investment advisory clients for which it has accepted proxy voting discretion; and

■	As to HGI, the interests of the shareholders of its various mutual fund series (the “Heartland Funds”).

The policies and procedures set forth in this Statement are monitored, discussed and updated as necessary by the Investment Policy Committee of HAI and the Board of Directors of HGI. Although these policies and procedures are common to HAI and HGI, each shall act independently and solely in the best interests of the respective fiduciary interests they represent in the administration thereof.

This Statement does not apply to those situations where a Client of HAI has retained voting discretion. In those situations, HAI will cooperate with the Client to ensure proxies are voted as directed by the Client. In addition, HAI will also abide by specific voting guidelines on certain policy issues as requested by a particular Client on a case-by-case basis.

II. STATEMENT OF POLICY

In general, proxies shall be voted in a manner designed to maximize the value of the Clients’ investment. With respect to securities held by the Heartland Funds, the Board of Directors of HGI has delegated responsibility for proxy voting decisions to HAI, the Heartland Funds’ investment adviser. In evaluating a particular proxy proposal, HAI will take into consideration, among other things, the period of time over which the voting shares of the company are expected to be held, the size of the position, the costs involved in the proxy proposal, and the existing governance documents of the affected company, as well as its management and operations. Proxy proposals which change the existing status of a company shall be reviewed to evaluate the necessity of the change, and to determine the benefits to the company and its shareholders, but HAI’s primary objective is to protect and enhance the economic interests of Clients.

The proxy voting guidelines, attached as Exhibit A, provide a general framework for the manner in which HAI will vote proxies. These guidelines are not “hard and fast” rules and do not address all matters that may be submitted by companies to a vote of their shareholders. Rather, the guidelines reflect the overall sentiment as to how proxies should be voted with respect to matters commonly submitted by companies for shareholder approval. HAI may vote proxies that depart from such guidelines if, in its good faith judgment, doing so is in the best interests of Clients and the value of the Clients’ investments. On matters not covered by the guidelines, HAI will vote proxies in a manner believed in good faith to further the value of Clients’ investments. As corporate governance standards, disclosure requirements and voting mechanics vary greatly among foreign markets in which the Clients may invest, there may be instances in which HAI elects not to vote.

Generally, it is HAI’s policy to vote in accordance with management’s recommendations on most issues since the capability of management is one of the criteria used by HAI in selecting stocks, and in recognition of the fact that a board of directors is elected by a company’s shareholders and the management of a company will normally have more specific expertise and knowledge as to the company’s operations. However, when HAI believes management is acting on its own behalf, instead of on behalf of the well-being of the company and its shareholders, or when HAI believes that management is acting in a manner that is adverse to the rights of the company’s shareholders, HAI believes it is its duty to represent the interests of Clients and, as a result, will not vote with management.

III. VOTING PROCEDURES

All proxy proposals shall be voted on an individual basis. Subject to the oversight of its Investment Policy Committee, the Legal/Compliance Team is responsible for voting proxies. The Team will match each proxy to the securities to be voted, will provide the relevant proxy materials to the HAI analyst for the particular company, and ensure that voting is done in a timely manner. In general, the HAI analyst for a company shall be responsible for analyzing a proxy proposal relating to that company and determining how votes should be cast by communicating his/her recommendation to the Legal/Compliance Team.

In evaluating a proxy proposal, the HAI analyst shall be responsible for considering whether there is any business relationship between HAI or HGI and the company or other facts and circumstances that may give rise to a material conflict of interest on the part of HAI or HGI in connection with voting Client proxies. Instances that may give rise to a material conflict include:

(a)	HAI may manage a pension plan, administer an employee benefit plan for, or provide other services to a company whose management is soliciting proxies. Failure to vote in favor of management may harm HAI’s relationship with the company.

(b)	HAI or HGI, or an officer, director, employee or representative, may have a business or personal relationship with proponents of a proxy proposal such as participants in proxy contests, corporate directors or candidates for directorship. These relationships could influence HAI’s proxy voting.

(c)	An employee of HAI may have a spouse or other relative who serves as a director, executive, manager or employee of a company. This personal relationship may cause a conflict.

(d)	An inherent conflict also exists with any proposal requiring a proxy vote that influences the revenue received by HAI.

In general, if the HAI analyst determines that a material conflict of interest may exist, the proxy shall be voted consistent with the recommendations of Glass Lewis & Co. or referred to the HAI Investment Policy Committee who shall, based on the advice of legal counsel, determine whether the proxy may be voted by HAI or referred to the Client (or another fiduciary of the Client) for voting purposes.1

From time to time, HAI may also engage a third party service provider (who is independent of HAI and HGI), such as Glass, Lewis & Co., to perform research and make recommendations to HAI as to a particular shareholder vote being solicited. HAI is under no obligation to follow any such recommendation, but will take it under consideration when reviewing the proposal being solicited. Before engaging such third party service provider, HAI will take reasonable steps to verify that the service provider is independent of HAI and HGI based on all of the relevant facts and circumstances. In addition, before engaging such third party service provider, HAI must be satisfied that the service provider can make impartial proxy voting recommendations that are in the best interests of the Clients. If the third party service provider is in the business of providing corporate guidance advice to companies in addition to making proxy voting recommendations to investment advisers, HAI will implement procedures that require such firm to disclose any relevant facts concerning that firm’s relationship with a company whose voting securities are held by Clients, such as the amount of compensation that the firm receives from the company. Such procedures may also include a thorough review of the service provider’s conflict procedures, their adequacy and the effectiveness of their implementation and/or other means reasonably designed to ensure the integrity of the proxy voting process. HAI will then use that information to determine whether that firm can make proxy voting recommendations in an impartial manner and in the best interests of the Clients, or whether HAI needs to take other steps and seek other input on how to vote the proxies.

1 In the case of HGI, if the Investment Policy Committee determines that the proxy should not be voted by the officers of HGI, the proxy shall be submitted to the Audit Committee of HGI (or its designee) to determine how the proxy should be voted.

When possible, voting will be conducted electronically through the Glass Lewis & Co. electronic delivery platform (“Glass Lewis”). For each proposal with respect to which a vote is cast, a hard copy of the signed ballot and a print out of the accounts for which votes were cast shall be retained for six months following the calendar year in which the vote was cast. In addition, an electronic voting record shall be maintained by Glass Lewis that shall include the same information, as well as a brief statement of the voting issue and a statement as to how HAI voted. A hard copy and/or the electronic record shall be maintained for seven calendar years. HAI and HGI shall also maintain any other books and records required by applicable law.

With regard to proxies voted on behalf of the Heartland Funds, HGI shall comply with the disclosure and filing requirements set forth in Investment Company Act Release IC-25922, including filing of Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940.

Upon request by a Client or the Board of Directors of HGI, HAI shall provide information concerning the voting of proxies on behalf of that Client or the Heartland Funds, respectively. Copies of this Statement of Policy also shall be made available upon request.

EXHIBIT A

Heartland Advisors, Inc. Proxy Voting Guidelines

A.       Board Items

Subject	Vote
Election of Directors

●   FOR nominees in an uncontested election, except that votes may be withheld from a director who:

●   Attended less than 75% of board and/or committee meetings without a valid business reason for the absences;

●   Serves on a committee when the committee’s actions are inconsistent with other guidelines (e.g. excessive option grants, substantial non-audit fees, or lack of board independence);

●   Receives compensation from the company for services other than serving as a director;

●   Serves as Chief Financial Officer or similar financial/accounting role for the company; or

●   Has other known positions that create a conflict of interest

●   AGAINST election of the director acting as chairman of the nominating/governance committees if there is no requirement that require an independent member act as chairperson of the board

●   AGAINST election of the director acting as chairman of the compensation committee if the compensation structure is subjective, not based on financial metrics, and otherwise not in line with the other compensation metrics

●   AGAINST election of the director acting as chairman of the nominating/governance committees if there is no requirement that directors hold a minimum amount of common stock of the company

●   AGAINST election of the director acting as chairman of the nominating/governance committee if there is a staggered board

●   FOR reasonable shareholder proposals requesting long-term shareholders’ ability to nominate director candidates to management’s proxy

Two-Thirds of Independent Directors	● FOR proposals that require two-thirds of the board and/or board committees to be independent
Independent Chairperson (Separate Chairperson/CEO)

●   FOR proposals that require an independent member act as chairperson of the board

●   AGAINST election of the director acting as chairman of the nominating/governance committees if there is no requirement that require an independent member act as chairperson of the board

Independent Committees	FOR proposals that require all members of the Audit, Nominating and Compensation Committees to be independent
Board Size

●   FOR proposals that seek to fix or designate a range for the board size

●   AGAINST proposals that give management the ability to alter the board size outside a specified range without shareholder approval

Declassification of Board	FOR
Classification of Board	● AGAINST ● AGAINST election of the director acting as chairman of the nominating/governance committee if there is a staggered board
Removal of Directors	● AGAINST proposals that provide that directors may be removed only for cause ● FOR proposals to restore shareholder ability to remove directors with or without cause

Filling Vacancies	● FOR proposals that permit shareholders to elect directors to fill board vacancies ● AGAINST proposals that provide that only continuing directors may elect replacement board members
Term Limits	AGAINST shareholder proposals to limit the tenure of outside directors
Age Limits	AGAINST shareholder proposals to impose a mandatory retirement age for outside directors

B.       Capital Structure and Voting Related Items

Subject	Vote
Poison Pills

●   FOR shareholder proposals that request a company submit a poison pill to shareholder vote

●   AGAINST management proposals to adopt or ratify a poison pill which limit a potential acquirer’s ability to buy a controlling interest without the approval of the target’s board of directors

Supermajority Voting	AGAINST proposals that require a supermajority shareholder vote
Cumulative Voting	AGAINST proposals that allow shareholders votes that are disproportionate to their economic investment in the company
Confidential Voting	FOR
Dual Class Stock	AGAINST proposals to create a new class of common stock with superior voting rights.
Common Stock Authorization	Reviewed on a case-by-case basis when a proposal seeks to increase the number of common stock shares authorized for issuance
Repurchase Programs	FOR proposals to institute share repurchase plans

C.       General/Administrative Items

Subject	Vote
Ratify Auditors

FOR, unless:

●   The auditor is performing non-audit work for which it receives fees that are deemed excessive in relation to the fees paid for audit work; or

●   The auditor otherwise has a significant professional or personal relationship with the company that compromises the audit firm’s independence

Social, Political and Environmental Issues	Review on a case-by-case basis; however, typically vote with management with regard to social, political or environmental concerns that may have an effect upon the economic success of the company, as management is in the best position to assess the impact on the company and the value of its securities
Adjourn Meeting	AGAINST, absent compelling reasons to support
Transact Other Business	AGAINST proposals to approve such other business that may be raised during a meeting
Right to Call Meetings	FOR proposals that permit shareholders to call special meetings of the board

D.       Compensation Items

Subject	Vote
Compensation Structure

●   FOR compensation plans that are based on objective, financial metrics (as long as they are in line with the other compensation metrics)

●   AGAINST election of the director acting as chairman of the compensation committee if the compensation structure is subjective, not based on financial metrics, and otherwise not in line with the other compensation metrics

Stock Plans in Lieu of Cash	FOR plans that allow participants to take all or a portion of their cash compensation in the form of stock

Subject	Vote
Stock Ownership Requirements

●   FOR proposals that require senior executives to hold a minimum amount of common stock of the company

●   AGAINST election of the director acting as chairman of the nominating/governance committees if there is no requirement that directors hold a minimum amount of common stock of the company

Stock Options and Incentive Compensation

●   FOR proposals that require stock acquired through an option exercise to be held for a certain period of time

●   AGAINST the re-pricing or replacement of stock options without shareholder approval

●   AGAINST proposals that provide for options priced at less than 100% of the fair market value of the underlying security on the date of the grant

●   AGAINST annual option grants in excess of 2% of shares outstanding

●   AGAINST option plans that provide for potential dilution of shares that exceed 10% of shares outstanding

●   AGAINST proposals that include automatic share replenishment (“evergreen”) features

Executive Severance Agreements (“Golden Parachutes”)	Reviewed on a case-by-case basis, but vote AGAINST proposals that provide for compensation exceeding three times annual compensation (salary and bonus)
Employee Stock Ownership Plans	FOR where the plan provides for a minimum stock purchase price that is equal or greater than 85% of the stock’s fair market value

E.        Advisory Say-on-Pay Votes

Subject	Vote
Say-on-Frequency	● FOR proposals for annual advisory votes on executive compensation
Say-on-Pay

●   FOR proposals that require stock acquired through an option exercise to be held for a certain period of time

●   AGAINST the re-pricing or replacement of stock options without shareholder approval

●   AGAINST proposals that provide for options priced at less than 100% of the fair market value of the underlying security on the date of the grant

●   AGAINST annual option grants in excess of 2% of shares outstanding

●   AGAINST option plans that provide for potential dilution of shares that exceed 10% of shares outstanding

●   AGAINST proposals that include automatic share replenishment (“evergreen”) features

●   AGAINST re-pricing or re-placing out-of-the-money stock options or stock appreciation rights

●   AGAINST new or extended agreements that provide for change in control payments exceeding three times annual compensation (salary and bonus)

●   AGAINST change in control severance payments without involuntary job loss or substantial diminution of duties, or change in control payments with excise tax gross-ups

Say-on-Golden-Parachutes in Mergers & Acquisitions	Reviewed on a case-by-case basis, but vote AGAINST proposals that provide for compensation exceeding three times annual compensation (salary and bonus)

Part C. Other Information

Item 28	Exhibits

(a.1)	Articles of Incorporation(2)

(a.2)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Nebraska Tax Free Fund(1)

(a.3)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Small Cap Contrarian Fund, and to create a series known as the Heartland Taxable Short Duration Municipal Fund(5)

(a.4)	Certificate of Correction to Articles Supplementary to correct the name of the Heartland Taxable Short Duration Municipal Fund and to correct the provision regarding a small account fee(6)

(a.5)	Articles Supplementary to add a provision regarding an early redemption fee(7)

(a.6)	Articles of Amendment to change the name of the Heartland U.S. Government Securities Fund series to the Heartland Government Fund(8)

(a.7)	Articles of Amendment to change the name of the Heartland Large Cap Value Fund series to the Heartland Select Value Fund(9)

(a.8)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Mid Cap Value Fund(10)

(a.9)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Wisconsin Tax Free Fund(20)

(a.10)	Form of Articles Supplementary to withdraw the designation of, and to discontinue, three of its series known as the Heartland Short Duration High-Yield Municipal Fund, Heartland High-Yield Municipal Bond Fund and Heartland Taxable Short Duration Municipal Fund(13)

(a.11)	Articles Supplementary to Confirm Current Classification of Stock(20)

(a.12)	Articles Supplementary to add the series known as the Heartland Mid Cap Value Fund and to authorize additional shares(21)

(a.13)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland International Value Fund(24)

(b)	Amended and Restated Bylaws*

(c.1)	Articles Sixth through Eighth and Article Tenth of the Articles of Incorporation (see Exhibit (a.1))

(c.2)	Articles Supplementary (see Exhibits (a.2), (a.3), (a.5), (a.8), (a.9), (a.10), (a.11), (a.12), and (a.13))

(c.3)	Articles II, VI, IX and X of the Amended and Restated Bylaws (see Exhibit (b))

(d.1)	Investment Advisory Agreement for the Heartland Value Fund(3)

(d.2)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value and Value Plus Fund)(19)

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(d.3)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value, Value Plus and Mid Cap Value Fund)(21)

(e.1)	Distribution Agreement between Heartland Group, Inc. and ALPS Distributors, Inc.(23)

(e.2)	Distribution Fee Letter Agreement between Heartland Group, Inc., Heartland Advisors, Inc., and ALPS Distributors, Inc., dated April 16, 2018(23)

(e.3)	Form of Broker Dealer Selling Agreement(14)

(e.4)	Form of Shareholder Servicing Agreement(14)

(f)	Not applicable

(g.1)	Custodian Agreement with Brown Brothers Harriman & Co.(11)

(g.2)	Schedule of Global Services & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated July 2012(18)

(g.3)	First Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(19)

(g.4)	Second Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(21)

(g.5)	Addendum to Schedule of Fees & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co.(23)

(h.1)	Heartland Group, Inc.’s Rule 10f-3 Plan(4)

(h.2)	Power of Attorney, dated May 9, 2018*

(h.3)	Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(12)

(h.4)	Amendment to Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(20)

(h.5)	Transfer Agency and Services Agreement, dated August 13, 2008(15)

(h.6)	Amendment No. 1 to Transfer Agency and Services Agreement, dated August 14, 2008(15)

(h.7)	Amendment No. 2 to Transfer Agency and Services Agreement, dated May 12, 2010(16)

(h.8)	Transfer Agency Interactive Client Services Agreement, dated August 13, 2008(15)

(h.9)	Amendment No.1 to Transfer Agency Interactive Client Services Agreement, dated October 2008(15)

(h.10)	Amendment No. 2 to Transfer Agency Interactive Client Services Agreement, dated December 2, 2010(16)

(h.11)	Administration, Bookkeeping and Pricing Services Agreement, dated August 13, 2008(15)

(h.12)	Acknowledgement of Change of Control and Assignment of Service Agreements, dated November 1, 2011(17)

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(h.13)	Interim Transfer Agent Fee Arrangement, dated November 1, 2011(17)

(h.14)	Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated November 30, 2011(17)

(h.15)	First Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(20)

(h.16)	Second Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(21)

(h.17)	Fourth Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(24)

(h.18)	Amendment No. 1 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(18)

(h.19)	Amendment No. 2 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(19)

(h.20)	Amendment No. 3 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(20)

(h.21)	Amendment No. 4 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(21)

(h.22)	Amendment No. 5 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(23)

(h.23)	Amendment No. 7 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(h.24)	Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(h.25)	Amendment No. 1 to the Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(h.26)	Liquidity Risk Management Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(h.27)	Amendment No. 3 to Transfer Agency and Services Agreement, dated July 17, 2013(19)

(h.28)	Amendment No. 4 to Transfer Agency and Services Agreement, dated August 26, 2014(21)

(h.29)	Amendment No. 5 to Transfer Agency and Services Agreement, dated January 1, 2018(23)

(h.30)	Amendment No. 3 to Transfer Agency Interactive Client Services Agreement, dated July 17, 2013(19)

(h.31)	Amendment No. 4 to Transfer Agency Interactive Client Services Agreement, dated August 26, 2014(21)

(h.32)	Amendment No. 5 to Transfer Agency Interactive Client Services Agreement, dated August 22, 2016(22)

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(h.33)	Amended and Restated Operating Expense Limitation Agreement for the Heartland Mid Cap Value Fund*

(i.1)	Opinion and Consent of Counsel (for the Heartland Select Value Fund, Heartland Value Plus Fund and Heartland Value Fund(20)

(i.2)	Opinion and Consent of Counsel (for the Heartland Mid Cap Value Fund)(21)

(i.3)	Consent of Counsel*

(j.1)	Consent of Independent Registered Public Accounting Firm*

(k)	Not applicable

(l)	Not applicable

(m.1)	Form of Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2008)(14)

(m.2)	Form of Amendment to Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2017)(22)

(n)	Heartland Group Inc.’s Rule 18f-3 Plan(14)

(o)	Reserved

(p.1)	Heartland Group, Inc.’s and Heartland Advisors, Inc.’s Business Conduct Rules and Code of Ethics (Amended as of December 31, 2016)(22)

(p.2)	ALPS Distributors, Inc.’s Code of Ethics(23)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Registrant filed on or about January 30, 1997 (Exhibit 1(b)).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998 (Exhibit (a)(1)).

(3)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998 (Exhibit (d)(1)).

(4)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998 (Exhibit (h)(2)).

(5)	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Registrant filed on or about October 15, 1998 (Exhibit (a)(3)).

(6)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999 (Exhibit (a.4)).

(7)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999 (Exhibit (a.5)).

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(8)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999 (Exhibit (a.6)).

(9)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999 (Exhibit (a.7)).

(10)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999 (Exhibit (a.8)).

(11)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Registrant filed on or about February 27, 2004.

(12)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Registrant filed on or about March 1, 2005.

(13)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Registrant filed on or about April 25, 2006.

(14)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Registrant filed on or about February 28, 2008.

(15)	Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2009.

(16)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2011.

(17)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2012.

(18)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2013.

(19)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Registrant filed on or about July 18, 2013.

(20)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2014.

(21)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of Registrant filed on or about October 30, 2014.

(22)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Registrant filed on or about April 28, 2017.

(23)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2018.

(24)	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2019.

*	Filed herewith

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Item 29.	Persons Controlled by or Under Common Control with the Fund

Not Applicable. See “Control Persons and Principal Holders of Securities” in Part B.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Amended and Restated Bylaws filed as Exhibit (b) herewith with respect to the indemnification of the Registrant’s Directors and Officers, which is set forth below:

Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (“Proceeding”), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)	whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation (“disabling conduct”); and

(b)	the Corporation shall not indemnify any person unless:

(1)	the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)	absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

Expenses (including attorneys’ fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	such person shall provide adequate security for his undertaking;

(2)	the Corporation shall be insured against losses arising by reason of such advance; or

(3)	a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2. Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

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The Registrant’s Directors and Officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits, or proceedings to which they are parties by reason of being or having been directors or officers.

Item 31.	Business and Other Connections of the Investment Adviser

Heartland Advisors, Inc.

Heartland Advisors, Inc. (“Heartland Advisors”) acts as the investment advisor to the Registrant. William J. (“Bill”) Nasgovitz, Chairman of Heartland Advisors, is a controlling person of Heartland Advisors through his indirect ownership of a majority of its voting common stock. Mr. Bill Nasgovitz has indicated he intends to retain control of Heartland Advisors through continued indirect ownership of a majority of its outstanding voting stock.

Set forth below is a list of the officers and directors of Heartland Advisors as of April 28, 2020, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two fiscal years:

Name and Principal Business Address*	Position and Office(s) with Heartland Advisors, Inc.	Other

William J. (“Bill”) Nasgovitz	Chairman and Director	President and Director, Heartland Group, Inc., December 1984 to December 2019.

William R. (“Will”) Nasgovitz	Chief Executive Officer and Director	President and Director, Heartland Group, Inc., since January 2020; Chief Executive Officer, Heartland Group, Inc., since May 2012.

Vinita K. Paul	Vice President, Chief Compliance Officer, General Counsel and Secretary	Vice President and Chief Compliance Officer, Heartland Group, Inc., August 2008 to May 2016 and since December 2016; Secretary, Heartland Group, Inc., since April 2017; AML Officer, Heartland Group, Inc., since February 2014.

Nicole J. Best	Senior Vice President, Chief Financial Officer, and Chief Administrative Officer	Vice President and Principal Accounting Officer and Treasurer, Heartland Group, Inc., since June 2011.

Matthew J. Miner	Director, Vice President and Chief Risk Officer	None

Bradford A. Evans	Senior Vice President	None

Kevin D. Clark	Senior Vice President	None

Michael D. Kops	Vice President	None

Colin P. McWey	Vice President	None

Andrew J. Fleming	Vice President	None

Patrick T. Dowling	Vice President	None

Troy McGlone	Vice President	None

*The principal business address for each of the above directors and officers is 790 North Water Street, Suite 1200, Milwaukee, Wisconsin 53202.

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Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, CC Real Estate Income Fund, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Holland Series Fund, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, and X-Square Balanced Fund.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Interim Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

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(c)	ALPS Distributors, Inc. received a total of $206,410 in Rule 12b-1 distribution fees from the Heartland Funds Investor Class Shares during the fiscal year ended December 31, 2019. Of these distribution fees, ALPS Distributors received $33,406 from the Select Value Fund, $1,355 from the Mid Cap Value Fund, $53,962 from the Value Plus Fund, and $117,687 from the Value Fund.

Item 33.	Location of Accounts and Records

(a)	Heartland Group, Inc. 790 North Water Street, Suite 1200 Milwaukee, Wisconsin 53202

(b)	Paper Tiger 1101 North Estes Street Gurnee, Illinois 60031

(c)	Iron Mountain Incorporated 5255 South International Drive Milwaukee, Wisconsin 53005 Iron Mountain Incorporated 5170 South 6th Street Milwaukee, Wisconsin 53187

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin on the 28th day of April, 2020.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below on this 28th day of April, 2020, by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer, President and Director
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Nicole J. Best

*/s/ Robert A. Rudell	Director
Robert A. Rudell

*/s/ Dale J. Kent	Director
Dale J. Kent

*/s/ Ward D. Armstrong	Director
Ward D. Armstrong

*Pursuant to Power of Attorney filed herewith

/s/ Vinita K. Paul
Vinita K. Paul

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Exhibit Listing

(b)	Amended and Restated Bylaws

(h.2)	Power of Attorney, dated May 9, 2018

(h.33)	Amended and Restated Operating Expense Limitation Agreement for the Heartland Mid Cap Value Fund

(i.3)	Consent of Counsel

(j.1)	Consent of Independent Registered Public Accounting Firm

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